UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08257

STATE STREET INSTITUTIONAL FUNDS

(Formerly known as GE Institutional Funds)

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 09/30

Date of reporting period: 6/30/2017

Item 1.	Schedule of Investments

State Street Institutional U.S. Equity Fund

Schedule of Investments—June 30, 2017 (Unaudited)

Common Stock—96.4% †	Number of Shares	Fair Value
Aerospace & Defense—1.3%
General Dynamics Corp.	14,456	$2,863,733
Hexcel Corp.	11,704	617,854
Raytheon Co.	15,745	2,542,503
		6,024,090

Airlines—0.5%
Alaska Air Group Inc.	14,005	1,257,089
Delta Air Lines Inc.	18,633	1,001,337
		2,258,426

Application Software—1.8%
Adobe Systems Inc.	7,433	1,051,323	(a)
Intuit Inc.	10,921	1,450,418
salesforce.com Inc.	65,316	5,656,366	(a)
		8,158,107

Asset Management & Custody Banks—0.7%
Ameriprise Financial Inc.	11,452	1,457,725
BlackRock Inc.	3,626	1,531,659
		2,989,384

Auto Parts & Equipment—0.2%
Delphi Automotive PLC	10,434	914,540

Automobile Manufacturers—0.2%
General Motors Co.	30,526	1,066,273

Automotive Retail—1.2%
AutoZone Inc.	9,124	5,204,877	(a)

Biotechnology—5.0%
Alexion Pharmaceuticals Inc.	63,866	7,770,576	(a)
Amgen Inc.	38,317	6,599,337
Biogen Inc.	23,321	6,328,386	(a)
Vertex Pharmaceuticals Inc.	12,134	1,563,709	(a)
		22,262,008

Building Products—1.1%
Allegion PLC	60,036	4,870,120

Cable & Satellite—2.8%
Charter Communications Inc., Class A	17,622	5,935,971	(a)
Comcast Corp., Class A	96,734	3,764,887
Liberty Global PLC, Class C	96,831	3,019,191	(a)
		12,720,049

Communications Equipment—0.5%
Cisco Systems Inc.	77,819	2,435,735

Consumer Finance—0.5%
American Express Co.	21,027	1,771,315	(l)
Discover Financial Services	10,332	642,547
		2,413,862

Data Processing & Outsourced Services—2.8%
PayPal Holdings Inc.	24,305	1,304,450	(a)
Visa Inc., Class A	122,267	11,466,199
		12,770,649

Diversified Banks—5.0%
Bank of America Corp.	199,785	4,846,784
JPMorgan Chase & Co.	144,983	13,251,446
U.S. Bancorp	29,060	1,508,795
Wells Fargo & Co.	50,040	2,772,717
		22,379,742

Diversified Chemicals—0.6%
EI du Pont de Nemours & Co.	34,921	2,818,474

Drug Retail—0.8%
CVS Health Corp.	15,587	1,254,130
Walgreens Boots Alliance Inc.	31,262	2,448,127
		3,702,257

Electric Utilities—1.8%
American Electric Power Company Inc.	14,975	1,040,313
Duke Energy Corp.	9,077	758,746
Edison International	12,251	957,906
Exelon Corp.	38,243	1,379,425
NextEra Energy Inc.	16,111	2,257,635
PG&E Corp.	22,273	1,478,259
		7,872,284

Electrical Components & Equipment—0.5%
Acuity Brands Inc.	4,964	1,009,082
Rockwell Automation Inc.	6,777	1,097,603
		2,106,685

Environmental & Facilities Services—0.4%
Republic Services Inc.	27,394	1,745,820

Fertilizers & Agricultural Chemicals—0.2%
Monsanto Co.	8,737	1,034,111

Financial Exchanges & Data—1.8%
CME Group Inc.	54,559	6,832,969
S&P Global Inc.	9,293	1,356,685
		8,189,654

Footwear—0.6%
NIKE Inc., Class B	48,453	2,858,727

Gold—0.1%
B2Gold Corp.	130,729	367,348	(a)

Healthcare Equipment—4.2%
Abbott Laboratories	85,615	4,161,745
Becton Dickinson and Co.	3,434	670,008
Boston Scientific Corp.	128,313	3,556,836	(a)
Medtronic PLC	108,254	9,607,543
Stryker Corp.	7,540	1,046,401
		19,042,533

Home Entertainment Software—0.4%
Activision Blizzard Inc.	16,479	948,696
Electronic Arts Inc.	7,793	823,876	(a)
		1,772,572

Home Improvement Retail—1.0%
Lowe’s Companies Inc.	12,996	1,007,580
The Home Depot Inc.	21,498	3,297,793
		4,305,373

Hotels, Resorts & Cruise Lines—0.3%
Marriott International Inc., Class A	11,764	1,180,047

Housewares & Specialties—1.4%
Newell Brands Inc.	118,890	6,374,882

Hypermarkets & Super Centers—0.4%
Wal-Mart Stores Inc.	20,958	1,586,101

Independent Power Producers & Energy Traders—0.1%
Calpine Corp.	14,825	200,582	(a)

Industrial Conglomerates—1.1%
Honeywell International Inc.	19,798	2,638,875
Roper Technologies Inc.	9,985	2,311,827
		4,950,702

Industrial Gases—0.1%
Air Products & Chemicals Inc.	4,109	587,834

Industrial Machinery—2.1%
Ingersoll-Rand PLC	57,880	5,289,653
Xylem Inc.	73,910	4,096,832
		9,386,485

Insurance Brokers—0.3%
Marsh & McLennan Companies Inc.	18,103	1,411,310

Integrated Oil & Gas—2.1%
Chevron Corp.	30,041	3,134,178
Exxon Mobil Corp.	80,689	6,514,023
		9,648,201

Integrated Telecommunication Services—0.4%
Verizon Communications Inc.	44,216	1,974,687

Internet & Direct Marketing Retail—2.9%
Amazon.com Inc.	9,755	9,442,840	(a)
Netflix Inc.	3,661	546,990	(a,l)
The Priceline Group Inc.	1,743	3,260,316	(a)
		13,250,146

Internet Software & Services—5.6%
Alphabet Inc., Class A	10,573	9,829,507	(a,l)
Alphabet Inc., Class C	5,787	5,258,820	(a)
Facebook Inc., Class A	67,771	10,232,066	(a)
		25,320,393

Investment Banking & Brokerage—3.4%
The Charles Schwab Corp.	174,200	7,483,632
The Goldman Sachs Group Inc.	36,023	7,993,504
		15,477,136

IT Consulting & Other Services—0.4%
Accenture PLC, Class A	9,330	1,153,935
International Business Machines Corp.	5,080	781,456
		1,935,391

Life & Health Insurance—0.6%
MetLife Inc.	26,840	1,474,589
Prudential Financial Inc.	12,620	1,364,727
		2,839,316

Life Sciences Tools & Services—0.2%
Thermo Fisher Scientific Inc.	6,132	1,069,850

Managed Healthcare—0.6%
UnitedHealth Group Inc.	14,145	2,622,766

Metal & Glass Containers—0.3%
Ball Corp.	29,126	1,229,408

Movies & Entertainment—1.8%
The Walt Disney Co.	54,389	5,778,831
Time Warner Inc.	23,945	2,404,318
		8,183,149

Multi-Line Insurance—0.2%
The Hartford Financial Services Group Inc.	15,394	809,263

Multi-Sector Holdings—1.1%
Berkshire Hathaway Inc., Class B	27,865	4,719,495	(a)

Multi-Utilities—0.9%
Dominion Energy Inc.	6,045	463,228
Sempra Energy	30,028	3,385,657
		3,848,885

Oil & Gas Equipment & Services—0.9%
Schlumberger Ltd.	41,291	2,718,599
U.S. Silica Holdings Inc.	35,457	1,258,369
		3,976,968

Oil & Gas Exploration & Production—2.9%
Antero Resources Corp.	99,276	2,145,354	(a)
Marathon Oil Corp.	105,892	1,254,820
Noble Energy Inc.	109,602	3,101,737
Pioneer Natural Resources Co.	26,953	4,301,160
Range Resources Corp.	49,611	1,149,487
RSP Permian Inc.	38,316	1,236,457	(a)
		13,189,015

Packaged Foods & Meats—2.2%
Mondelez International Inc., Class A	168,665	7,284,641
The Kraft Heinz Co.	32,061	2,745,704
		10,030,345

Paper Packaging—0.2%
Packaging Corporation of America	5,738	639,156

Pharmaceuticals—4.9%
Allergan PLC	43,359	10,540,139
Pfizer Inc.	347,660	11,677,900
		22,218,039

Property & Casualty Insurance—0.3%
The Allstate Corp.	15,189	1,343,315

Railroads—0.6%
Union Pacific Corp.	26,471	2,882,957

Regional Banks—1.6%
First Republic Bank	57,687	5,774,469
The PNC Financial Services Group Inc.	10,897	1,360,708
		7,135,177

Restaurants—1.1%
Chipotle Mexican Grill Inc.	1,460	607,506	(a)
McDonald’s Corp.	14,654	2,244,407
Starbucks Corp.	33,598	1,959,099
		4,811,012

Semiconductor Equipment—1.5%
Applied Materials Inc.	164,300	6,787,233

Semiconductors—1.8%
Broadcom Ltd.	19,936	4,646,085
Intel Corp.	31,339	1,057,378
Micron Technology Inc.	33,628	1,004,132	(a)
QUALCOMM Inc.	22,652	1,250,843
		7,958,438

Soft Drinks—2.5%
PepsiCo Inc.	95,410	11,018,901

Specialized REITs—2.9%
American Tower Corp.	49,959	6,610,575
Equinix Inc.	10,297	4,419,060
Extra Space Storage Inc.	27,243	2,124,954
		13,154,589

Specialty Chemicals—0.4%
Albemarle Corp.	13,342	1,408,115
GCP Applied Technologies Inc.	16,087	490,653	(a)
		1,898,768

Specialty Stores—0.4%
Signet Jewelers Ltd.	5,862	370,713
Tractor Supply Co.	13,871	751,947
Ulta Salon Cosmetics & Fragrance Inc.	1,894	544,222	(a)
		1,666,882

Steel—0.1%
ArcelorMittal	27,540	625,984	(a)

Systems Software—3.7%
Microsoft Corp.	191,478	13,198,578
Oracle Corp.	71,035	3,561,695
		16,760,273

Technology Hardware, Storage & Peripherals—4.0%
Apple Inc.	115,438	16,625,381
Hewlett Packard Enterprise Co.	87,302	1,448,340
		18,073,721

Tobacco—0.8%
Reynolds American Inc.	52,233	3,397,234

Trading Companies & Distributors—1.1%
United Rentals Inc.	45,118	5,085,250	(a)

Wireless Telecommunication Services—0.2%
T-Mobile US Inc.	15,073	913,725	(a)

Total Common Stock
(Cost $370,943,586)		434,456,711

Short-Term Investments—3.8%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.92%
(Cost $17,127,029)	17,127,029	17,127,029	(d,m)

Total Investments
(Cost $388,070,615)		451,583,740

Liabilities in Excess of Other Assets, net—(0.2)%		(1,115,067)

NET ASSETS—100.0%		$450,468,673

Other Information:

The Fund had the following long futures contracts open at June 30, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	September 2017	64	$7,746,880	$(53,739)

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund—Class G Shares	8,358,418	$8,358,418	94,536,734	85,768,123	17,127,029	$17,127,029	$69,233	$—

		$8,358,418				$17,127,029	$69,233	$—

State Street Institutional S&P 500 Index Fund

Schedule of Investments—June 30, 2017 (Unaudited)

Common Stock—95.3% †	Number of Shares	Fair Value
Advertising—0.1%
Omnicom Group Inc.	192	$15,917
The Interpublic Group of Companies Inc.	317	7,798
		23,715

Aerospace & Defense—2.2%
Arconic Inc.	363	8,222
General Dynamics Corp.	236	46,751
L3 Technologies Inc.	62	10,359
Lockheed Martin Corp.	208	57,743
Northrop Grumman Corp.	145	37,223
Raytheon Co.	242	39,078
Rockwell Collins Inc.	145	15,237
Textron Inc.	247	11,634
The Boeing Co.	476	94,129
TransDigm Group Inc.	45	12,099
United Technologies Corp.	634	77,418
		409,893

Agricultural & Farm Machinery—0.2%
Deere & Co.	238	29,414

Agricultural Products—0.1%
Archer-Daniels-Midland Co.	471	19,490

Air Freight & Logistics—0.7%
CH Robinson Worldwide Inc.	114	7,829
Expeditors International of Washington Inc.	144	8,133
FedEx Corp.	202	43,901
United Parcel Service Inc., Class B	571	63,147
		123,010

Airlines—0.6%
Alaska Air Group Inc.	100	8,976
American Airlines Group Inc.	424	21,336
Delta Air Lines Inc.	606	32,566
Southwest Airlines Co.	506	31,443
United Continental Holdings Inc.	242	18,210	(a)
		112,531

Alternative Carriers—0.1%
Level 3 Communications Inc.	243	14,410	(a)

Aluminum—0.0% *
Alcoa Corp.	1	33

Apparel Retail—0.4%
Foot Locker Inc.	126	6,209
L Brands Inc.	218	11,748
Ross Stores Inc.	345	19,917
The Gap Inc.	220	4,838
The TJX Companies Inc.	538	38,827
		81,539

Apparel, Accessories & Luxury Goods—0.3%
Coach Inc.	225	10,651
Hanesbrands Inc.	294	6,809
Michael Kors Holdings Ltd.	136	4,930	(a)
PVH Corp.	68	7,786
Ralph Lauren Corp.	57	4,207
Under Armour Inc., Class A	177	3,852	(a)
Under Armour Inc., Class C	178	3,588	(a)
VF Corp.	288	16,589
		58,412

Application Software—1.0%
Adobe Systems Inc.	411	58,132	(a)
ANSYS Inc.	79	9,613	(a)
Autodesk Inc.	159	16,030	(a)
Citrix Systems Inc.	128	10,186	(a)
Intuit Inc.	213	28,289
salesforce.com Inc.	573	49,622	(a)
Synopsys Inc.	138	10,064	(a)
		181,936

Asset Management & Custody Banks—1.1%
Affiliated Managers Group Inc.	44	7,298
Ameriprise Financial Inc.	129	16,420
BlackRock Inc.	100	42,241
Franklin Resources Inc.	311	13,930
Invesco Ltd.	344	12,105
Northern Trust Corp.	180	17,498
State Street Corp.	298	26,740	(e)
T Rowe Price Group Inc.	198	14,694
The Bank of New York Mellon Corp.	873	44,540
		195,466

Auto Parts & Equipment—0.1%
BorgWarner Inc.	159	6,735
Delphi Automotive PLC	221	19,371
		26,106

Automobile Manufacturers—0.4%
Ford Motor Co.	3,222	36,054
General Motors Co.	1,145	39,995
		76,049

Automotive Retail—0.3%
Advance Auto Parts Inc.	59	6,879
AutoNation Inc.	52	2,192	(a)
AutoZone Inc.	24	13,691	(a)
CarMax Inc.	160	10,090	(a)
O’Reilly Automotive Inc.	83	18,155	(a)
		51,007

Biotechnology—2.8%
AbbVie Inc.	1,347	97,671
Alexion Pharmaceuticals Inc.	195	23,725	(a)
Amgen Inc.	617	106,266
Biogen Inc.	180	48,845	(a)
Celgene Corp.	664	86,233	(a)

Gilead Sciences Inc.	1,091	77,221
Incyte Corp.	144	18,131	(a)
Regeneron Pharmaceuticals Inc.	62	30,451	(a)
Vertex Pharmaceuticals Inc.	210	27,063	(a)
		515,606

Brewers—0.1%
Molson Coors Brewing Co., Class B	150	12,951

Broadcasting—0.2%
CBS Corp., Class B	321	20,473
Discovery Communications Inc., Class A	109	2,816	(a)
Discovery Communications Inc., Class C	208	5,244	(a)
Scripps Networks Interactive Inc., Class A	74	5,055
		33,588

Building Products—0.3%
Allegion PLC	75	6,084
Fortune Brands Home & Security Inc.	146	9,525
Johnson Controls International PLC	771	33,430
Masco Corp.	261	9,973
		59,012

Cable & Satellite—1.2%
Charter Communications Inc., Class A	179	60,296	(a)
Comcast Corp., Class A	3,958	154,046
DISH Network Corp., Class A	200	12,552	(a)
		226,894

Casinos & Gaming—0.1%
Wynn Resorts Ltd.	68	9,120

Commodity Chemicals—0.1%
LyondellBasell Industries N.V., Class A	275	23,207

Communications Equipment—0.9%
Cisco Systems Inc.	4,239	132,681
F5 Networks Inc.	56	7,115	(a)
Harris Corp.	100	10,908
Juniper Networks Inc.	346	9,647
Motorola Solutions Inc.	134	11,623
		171,974

Computer & Electronics Retail—0.1%
Best Buy Company Inc.	228	13,071

Construction & Engineering—0.1%
Fluor Corp.	110	5,036
Jacobs Engineering Group Inc.	92	5,004
Quanta Services Inc.	105	3,456	(a)
		13,496

Construction Machinery & Heavy Trucks—0.5%
Caterpillar Inc.	505	54,267
Cummins Inc.	126	20,440
PACCAR Inc.	297	19,614
		94,321

Construction Materials—0.1%
Martin Marietta Materials Inc.	53	11,797
Vulcan Materials Co.	112	14,188
		25,985

Consumer Electronics—0.0% *
Garmin Ltd.	112	5,715

Consumer Finance—0.7%
American Express Co.	636	53,577
Capital One Financial Corp.	398	32,883
Discover Financial Services	324	20,149
Navient Corp.	256	4,262
Synchrony Financial	644	19,204
		130,075

Copper—0.1%
Freeport-McMoRan Inc.	1,121	13,463	(a)

Data Processing & Outsourced Services—2.4%
Alliance Data Systems Corp.	49	12,578
Automatic Data Processing Inc.	372	38,115
Fidelity National Information Services Inc.	269	22,973
Fiserv Inc.	189	23,122	(a)
Global Payments Inc.	143	12,916
Mastercard Inc., Class A	789	95,824
Paychex Inc.	269	15,317
PayPal Holdings Inc.	926	49,698	(a)
The Western Union Co.	381	7,258
Total System Services Inc.	131	7,631
Visa Inc., Class A	1,550	145,359
		430,791

Department Stores—0.1%
Kohl’s Corp.	139	5,375
Macy’s Inc.	242	5,624
Nordstrom Inc.	89	4,257
		15,256

Distillers & Vintners—0.2%
Brown-Forman Corp., Class B	142	6,901
Constellation Brands Inc., Class A	151	29,253
		36,154

Distributors—0.1%
Genuine Parts Co.	124	11,502
LKQ Corp.	293	9,655	(a)
		21,157

Diversified Banks—5.0%
Bank of America Corp.	8,396	203,687
Citigroup Inc.	2,303	154,025
JPMorgan Chase & Co.	3,002	274,383
U.S. Bancorp	1,323	68,690
Wells Fargo & Co.	3,805	210,835	(l)
		911,620

Diversified Chemicals—0.7%
Eastman Chemical Co.	118	9,911
EI du Pont de Nemours & Co.	719	58,031
The Dow Chemical Co.	960	60,547
		128,489

Diversified Support Services—0.1%
Cintas Corp.	69	8,697

Drug Retail—0.7%
CVS Health Corp.	849	68,311
Walgreens Boots Alliance Inc.	708	55,443
		123,754

Electric Utilities—1.9%
Alliant Energy Corp.	200	8,034
American Electric Power Company Inc.	423	29,386
Duke Energy Corp.	600	50,154
Edison International	277	21,659
Entergy Corp.	149	11,439
Eversource Energy	267	16,210
Exelon Corp.	792	28,567
FirstEnergy Corp.	354	10,323
NextEra Energy Inc.	386	54,090
PG&E Corp.	416	27,610
Pinnacle West Capital Corp.	93	7,920
PPL Corp.	575	22,229
The Southern Co.	855	40,937
Xcel Energy Inc.	429	19,682
		348,240

Electrical Components & Equipment—0.5%
Acuity Brands Inc.	40	8,131
AMETEK Inc.	194	11,750
Eaton Corporation PLC	371	28,875
Emerson Electric Co.	530	31,599
Rockwell Automation Inc.	110	17,816
		98,171

Electronic Components—0.2%
Amphenol Corp., Class A	259	19,119
Corning Inc.	779	23,409
		42,528

Electronic Equipment & Instruments—0.0% *
FLIR Systems Inc.	100	3,466

Electronic Manufacturing Services—0.1%
TE Connectivity Ltd.	291	22,896

Environmental & Facilities Services—0.2%
Republic Services Inc.	197	12,555
Stericycle Inc.	83	6,335	(a)
Waste Management Inc.	353	25,892
		44,782

Fertilizers & Agricultural Chemicals—0.3%
CF Industries Holdings Inc.	185	5,173
FMC Corp.	128	9,350
Monsanto Co.	361	42,728
The Mosaic Co.	282	6,438
		63,689

Financial Exchanges & Data—0.7%
CBOE Holdings Inc.	70	6,398
CME Group Inc.	280	35,067
Intercontinental Exchange Inc.	490	32,301
Moody’s Corp.	142	17,279
Nasdaq Inc.	95	6,791
S&P Global Inc.	213	31,096
		128,932

Food Distributors—0.1%
Sysco Corp.	412	20,736

Food Retail—0.2%
The Kroger Co.	776	18,097
Whole Foods Market Inc.	265	11,159
		29,256

Footwear—0.4%
NIKE Inc., Class B	1,106	65,254

General Merchandise Stores—0.3%
Dollar General Corp.	214	15,427
Dollar Tree Inc.	198	13,844	(a)
Target Corp.	462	24,158
		53,429

Gold—0.1%
Newmont Mining Corp.	448	14,511

Health Care REITs—0.3%
HCP Inc.	389	12,432
Ventas Inc.	289	20,080
Welltower Inc.	297	22,231
		54,743

Healthcare Distributors—0.4%
AmerisourceBergen Corp.	137	12,951
Cardinal Health Inc.	262	20,415
Henry Schein Inc.	69	12,628	(a)
McKesson Corp.	174	28,630
Patterson Companies Inc.	79	3,709
		78,333

Healthcare Equipment—2.6%
Abbott Laboratories	1,479	71,894
Baxter International Inc.	401	24,276
Becton Dickinson and Co.	196	38,242
Boston Scientific Corp.	1,120	31,046	(a)
CR Bard Inc.	62	19,599
Danaher Corp.	503	42,448
Edwards Lifesciences Corp.	174	20,574	(a)
Hologic Inc.	223	10,120	(a)

IDEXX Laboratories Inc.	72	11,622	(a)
Intuitive Surgical Inc.	33	30,867	(a)
Medtronic PLC	1,163	103,216
Stryker Corp.	256	35,528
Varian Medical Systems Inc.	74	7,636	(a)
Zimmer Biomet Holdings Inc.	164	21,058
		468,126

Healthcare Facilities—0.2%
HCA Healthcare Inc.	239	20,841	(a)
Universal Health Services Inc., Class B	75	9,156
		29,997

Healthcare Services—0.4%
DaVita Inc.	138	8,937	(a)
Envision Healthcare Corp.	98	6,141	(a)
Express Scripts Holding Co.	508	32,431	(a)
Laboratory Corporation of America Holdings	85	13,102	(a)
Quest Diagnostics Inc.	112	12,450
		73,061

Healthcare Supplies—0.2%
Align Technology Inc.	69	10,358	(a)
DENTSPLY SIRONA Inc.	202	13,098
The Cooper Companies Inc.	40	9,577
		33,033

Healthcare Technology—0.1%
Cerner Corp.	255	16,950	(a)

Home Building—0.1%
DR Horton Inc.	271	9,368
Lennar Corp., Class A	174	9,278
PulteGroup Inc.	245	6,010
		24,656

Home Entertainment Software—0.3%
Activision Blizzard Inc.	598	34,427
Electronic Arts Inc.	269	28,439	(a)
		62,866

Home Furnishing Retail—0.0% *
Bed Bath & Beyond Inc.	146	4,438

Home Furnishings—0.1%
Leggett & Platt Inc.	110	5,778
Mohawk Industries Inc.	53	12,810	(a)
		18,588

Home Improvement Retail—1.2%
Lowe’s Companies Inc.	719	55,744
The Home Depot Inc.	1,011	155,088
		210,832

Hotel & Resort REITs—0.1%
Host Hotels & Resorts Inc.	598	10,925

Hotels, Resorts & Cruise Lines—0.5%
Carnival Corp.	343	22,491
Hilton Worldwide Holdings Inc.	200	12,370
Marriott International Inc., Class A	263	26,382
Royal Caribbean Cruises Ltd.	141	15,401
Wyndham Worldwide Corp.	101	10,141
		86,785

Household Appliances—0.1%
Whirlpool Corp.	64	12,264

Household Products—1.7%
Church & Dwight Company Inc.	216	11,206
Colgate-Palmolive Co.	735	54,486
Kimberly-Clark Corp.	295	38,087
The Clorox Co.	108	14,390
The Procter & Gamble Co.	2,164	188,593
		306,762

Housewares & Specialties—0.1%
Newell Brands Inc.	394	21,126

Human Resource & Employment Services—0.0% *
Robert Half International Inc.	104	4,985

Hypermarkets & Super Centers—0.8%
Costco Wholesale Corp.	362	57,895
Wal-Mart Stores Inc.	1,248	94,448
		152,343

Independent Power Producers & Energy Traders—0.1%
AES Corp.	649	7,211
NRG Energy Inc.	237	4,081
		11,292

Industrial Conglomerates—2.2%
3M Co.	499	103,887
General Electric Co.	7,367	198,983
Honeywell International Inc.	649	86,505
Roper Technologies Inc.	85	19,680
		409,055

Industrial Gases—0.3%
Air Products & Chemicals Inc.	187	26,752
Praxair Inc.	246	32,608
		59,360

Industrial Machinery—0.8%
Dover Corp.	125	10,028
Flowserve Corp.	126	5,850
Fortive Corp.	244	15,457
Illinois Tool Works Inc.	260	37,245
Ingersoll-Rand PLC	211	19,283
Parker-Hannifin Corp.	113	18,060
Pentair PLC	157	10,447
Snap-on Inc.	46	7,268
Stanley Black & Decker Inc.	129	18,154
Xylem Inc.	143	7,927
		149,719

Industrial REITs—0.1%
Prologis Inc. REIT	433	25,391

Insurance Brokers—0.5%
Aon PLC	216	28,717
Arthur J Gallagher & Co.	152	8,702
Marsh & McLennan Companies Inc.	424	33,055
Willis Towers Watson PLC	104	15,128
		85,602

Integrated Oil & Gas—2.7%
Chevron Corp.	1,604	167,345
Exxon Mobil Corp.	3,580	289,014
Occidental Petroleum Corp.	631	37,778
		494,137

Integrated Telecommunication Services—2.0%
AT&T Inc.	5,201	196,234	(l)
CenturyLink Inc.	456	10,889
Verizon Communications Inc.	3,455	154,300
		361,423

Internet & Direct Marketing Retail—2.6%
Amazon.com Inc.	335	324,280	(a,l)
Expedia Inc.	99	14,746
Netflix Inc.	369	55,132	(a)
The Priceline Group Inc.	41	76,692	(a)
TripAdvisor Inc.	110	4,202	(a)
		475,052

Internet Software & Services—4.4%
Akamai Technologies Inc.	139	6,923	(a)
Alphabet Inc., Class A	252	234,279	(a)
Alphabet Inc., Class C	252	229,000	(a,l)
Cars.com Inc.	1	27	(a)
eBay Inc.	855	29,857	(a)
Facebook Inc., Class A	1,997	301,507	(a)
VeriSign Inc.	72	6,693	(a)
		808,286

Investment Banking & Brokerage—1.0%
E*TRADE Financial Corp.	219	8,329	(a)
Morgan Stanley	1,193	53,160
Raymond James Financial Inc.	100	8,022
The Charles Schwab Corp.	996	42,788
The Goldman Sachs Group Inc.	306	67,901
		180,200

IT Consulting & Other Services—1.3%
Accenture PLC, Class A	513	63,448
Cognizant Technology Solutions Corp., Class A	499	33,133
CSRA Inc.	97	3,080
DXC Technology Co.	250	19,180
Gartner Inc.	100	12,351	(a)
International Business Machines Corp.	718	110,450
		241,642

Leisure Products—0.1%
Hasbro Inc.	90	10,036
Mattel Inc.	327	7,040
		17,076

Life & Health Insurance—0.9%
Aflac Inc.	335	26,023
Lincoln National Corp.	198	13,381
MetLife Inc.	909	49,940
Principal Financial Group Inc.	225	14,416
Prudential Financial Inc.	355	38,390
Torchmark Corp.	87	6,655
Unum Group	186	8,673
		157,478

Life Sciences Tools & Services—0.7%
Agilent Technologies Inc.	275	16,310
Illumina Inc.	125	21,690	(a)
Mettler-Toledo International Inc.	24	14,125	(a)
PerkinElmer Inc.	86	5,860
Thermo Fisher Scientific Inc.	327	57,052
Waters Corp.	67	12,317	(a)
		127,354

Managed Healthcare—1.7%
Aetna Inc.	289	43,879
Anthem Inc.	217	40,824
Centene Corp.	145	11,582	(a)
Cigna Corp.	211	35,319
Humana Inc.	122	29,356
UnitedHealth Group Inc.	816	151,303
		312,263

Metal & Glass Containers—0.1%
Ball Corp.	320	13,507

Motorcycle Manufacturers—0.0% *
Harley-Davidson Inc.	148	7,995

Movies & Entertainment—1.3%
The Walt Disney Co.	1,215	129,094
Time Warner Inc.	662	66,471
Twenty-First Century Fox Inc., Class A	870	24,656
Twenty-First Century Fox Inc., Class B	402	11,204
Viacom Inc., Class B	289	9,701
		241,126

Multi-Line Insurance—0.4%
American International Group Inc.	768	48,015
Assurant Inc.	44	4,562
Loews Corp.	223	10,439
The Hartford Financial Services Group Inc.	307	16,139
		79,155

Multi-Sector Holdings—1.5%
Berkshire Hathaway Inc., Class B	1,605	271,839	(a)
Leucadia National Corp.	258	6,749
		278,588

Multi-Utilities—1.0%
Ameren Corp.	196	10,715
CenterPoint Energy Inc.	346	9,473
CMS Energy Corp.	260	12,025
Consolidated Edison Inc.	249	20,124
Dominion Energy Inc.	517	39,618
DTE Energy Co.	150	15,869
NiSource Inc.	307	7,786
Public Service Enterprise Group Inc.	431	18,537
SCANA Corp.	136	9,113
Sempra Energy	205	23,114
WEC Energy Group Inc.	266	16,327
		182,701

Office REITs—0.3%
Alexandria Real Estate Equities Inc.	70	8,433
Boston Properties Inc.	130	15,992
SL Green Realty Corp.	81	8,570
Vornado Realty Trust	149	13,991
		46,986

Oil & Gas Drilling—0.0% *
Helmerich & Payne Inc.	84	4,565
Transocean Ltd.	376	3,094	(a)
		7,659

Oil & Gas Equipment & Services—0.8%
Baker Hughes Inc.	371	20,223
Halliburton Co.	713	30,452
National Oilwell Varco Inc.	311	10,244
Schlumberger Ltd.	1,154	75,980
TechnipFMC PLC	420	11,424	(a)
		148,323

Oil & Gas Exploration & Production—1.3%
Anadarko Petroleum Corp.	460	20,856
Apache Corp.	321	15,386
Cabot Oil & Gas Corp.	400	10,032
Chesapeake Energy Corp.	765	3,802	(a)
Cimarex Energy Co.	77	7,239
Concho Resources Inc.	119	14,462	(a)
ConocoPhillips	1,024	45,015
Devon Energy Corp.	455	14,546
EOG Resources Inc.	476	43,088
EQT Corp.	148	8,671
Hess Corp.	235	10,310
Marathon Oil Corp.	733	8,686
Murphy Oil Corp.	124	3,178
Newfield Exploration Co.	159	4,525	(a)
Noble Energy Inc.	360	10,188
Pioneer Natural Resources Co.	140	22,341
Range Resources Corp.	183	4,240
		246,565

Oil & Gas Refining & Marketing—0.5%
Marathon Petroleum Corp.	433	22,659
Phillips 66	364	30,099
Tesoro Corp.	137	12,823
Valero Energy Corp.	372	25,095
		90,676

Oil & Gas Storage & Transportation—0.4%
Kinder Morgan Inc.	1,583	30,330
ONEOK Inc.	369	19,247
The Williams Companies Inc.	702	21,257
		70,834

Packaged Foods & Meats—1.2%
Campbell Soup Co.	156	8,135
Conagra Brands Inc.	367	13,124
General Mills Inc.	487	26,980
Hormel Foods Corp.	251	8,562
Kellogg Co.	206	14,309
McCormick & Company Inc.	91	8,873
Mondelez International Inc., Class A	1,278	55,197
The Hershey Co.	119	12,777
The JM Smucker Co.	101	11,951
The Kraft Heinz Co.	493	42,221
Tyson Foods Inc., Class A	246	15,407
		217,536

Paper Packaging—0.3%
Avery Dennison Corp.	88	7,776
International Paper Co.	346	19,587
Sealed Air Corp.	154	6,893
WestRock Co.	230	13,032
		47,288

Personal Products—0.1%
Coty Inc., Class A	412	7,729
The Estee Lauder Companies Inc., Class A	188	18,044
		25,773

Pharmaceuticals—4.8%
Allergan PLC	278	67,579
Bristol-Myers Squibb Co.	1,385	77,172
Eli Lilly & Co.	804	66,169
Johnson & Johnson	2,261	299,108
Mallinckrodt PLC	73	3,271	(a)
Merck & Company Inc.	2,289	146,702
Mylan N.V.	375	14,558	(a)
Perrigo Company PLC	114	8,609
Pfizer Inc.	5,052	169,697
Zoetis Inc.	405	25,264
		878,129

Property & Casualty Insurance—0.8%
Chubb Ltd.	385	55,971
Cincinnati Financial Corp.	141	10,215
The Allstate Corp.	302	26,709
The Progressive Corp.	494	21,781
The Travelers Companies Inc.	234	29,608
XL Group Ltd.	239	10,468
		154,752

Publishing—0.0% *
News Corp., Class A	366	5,014
News Corp., Class B	40	566
		5,580

Railroads—0.9%
CSX Corp.	773	42,175
Kansas City Southern	100	10,465
Norfolk Southern Corp.	240	29,208
Union Pacific Corp.	683	74,385
		156,233

Real Estate Services—0.1%
CBRE Group Inc., Class A	283	10,301	(a)

Regional Banks—1.2%
BB&T Corp.	668	30,334
Citizens Financial Group Inc.	417	14,879
Comerica Inc.	139	10,180
Fifth Third Bancorp	651	16,900
Huntington Bancshares Inc.	879	11,884
KeyCorp	915	17,147
M&T Bank Corp.	134	21,701
People’s United Financial Inc.	297	5,245
Regions Financial Corp.	1,070	15,665
SunTrust Banks Inc.	403	22,858
The PNC Financial Services Group Inc.	402	50,198
Zions Bancorporation	193	8,475
		225,466

Reinsurance—0.0% *
Everest Re Group Ltd.	30	7,638

Research & Consulting Services—0.3%
Equifax Inc.	100	13,742
IHS Markit Ltd.	300	13,212	(a)
Nielsen Holdings PLC	305	11,791
Verisk Analytics Inc.	128	10,800	(a)
		49,545

Residential REITs—0.5%
Apartment Investment & Management Co., Class A	151	6,488
AvalonBay Communities Inc.	117	22,484
Equity Residential	312	20,539
Essex Property Trust Inc.	54	13,893
Mid-America Apartment Communities Inc.	100	10,538
UDR Inc.	218	8,495
		82,437

Restaurants—1.2%
Chipotle Mexican Grill Inc.	26	10,819	(a)
Darden Restaurants Inc.	112	10,129
McDonald’s Corp.	688	105,374
Starbucks Corp.	1,205	70,263
Yum! Brands Inc.	285	21,022
		217,607

Retail REITs—0.5%
Federal Realty Investment Trust	60	7,584
GGP Inc.	488	11,497
Kimco Realty Corp.	398	7,303
Realty Income Corp.	210	11,588
Regency Centers Corp.	138	8,644
Simon Property Group Inc.	260	42,058
The Macerich Co.	103	5,980
		94,654

Semiconductor Equipment—0.4%
Applied Materials Inc.	890	36,766
KLA-Tencor Corp.	126	11,530
Lam Research Corp.	133	18,810
		67,106

Semiconductors—2.9%
Advanced Micro Devices Inc.	607	7,575	(a)
Analog Devices Inc.	306	23,807
Broadcom Ltd.	342	79,703
Intel Corp.	3,935	132,767
Microchip Technology Inc.	204	15,745
Micron Technology Inc.	845	25,232	(a)
NVIDIA Corp.	507	73,292
Qorvo Inc.	101	6,395	(a)
QUALCOMM Inc.	1,223	67,534
Skyworks Solutions Inc.	159	15,256
Texas Instruments Inc.	827	63,621
Xilinx Inc.	211	13,572
		524,499

Soft Drinks—1.7%
Dr Pepper Snapple Group Inc.	157	14,304
Monster Beverage Corp.	348	17,289	(a)
PepsiCo Inc.	1,211	139,858
The Coca-Cola Co.	3,222	144,507
		315,958

Specialized Consumer Services—0.0% *
H&R Block Inc.	229	7,078

Specialized REITs—1.0%
American Tower Corp.	351	46,444
Crown Castle International Corp.	296	29,653
Digital Realty Trust Inc.	129	14,571
Equinix Inc.	68	29,183
Extra Space Storage Inc.	108	8,424
Iron Mountain Inc.	232	7,972
Public Storage	129	26,900
Weyerhaeuser Co.	612	20,502
		183,649

Specialty Chemicals—0.5%
Albemarle Corp.	100	10,554
Ecolab Inc.	216	28,674
International Flavors & Fragrances Inc.	74	9,990
PPG Industries Inc.	229	25,181
The Sherwin-Williams Co.	66	23,163
		97,562

Specialty Stores—0.2%
Signet Jewelers Ltd.	53	3,352
Staples Inc.	503	5,065
Tiffany & Co.	85	7,979
Tractor Supply Co.	111	6,017
Ulta Salon Cosmetics & Fragrance Inc.	48	13,793	(a)
		36,206

Steel—0.1%
Nucor Corp.	266	15,393

Systems Software—3.4%
CA Inc.	295	10,169
Microsoft Corp.	6,515	449,079
Oracle Corp.	2,547	127,706
Red Hat Inc.	152	14,554	(a)
Symantec Corp.	527	14,888
		616,396

Technology Hardware, Storage & Peripherals—3.9%
Apple Inc.	4,397	633,256	(l)
Hewlett Packard Enterprise Co.	1,373	22,778
HP Inc.	1,403	24,524
NetApp Inc.	221	8,851
Seagate Technology PLC	238	9,223
Western Digital Corp.	233	20,644
Xerox Corp.	175	5,028
		724,304

Tires & Rubber—0.0% *
The Goodyear Tire & Rubber Co.	208	7,272

Tobacco—1.7%
Altria Group Inc.	1,618	120,493
Philip Morris International Inc.	1,315	154,447
Reynolds American Inc.	683	44,422
		319,362

Trading Companies & Distributors—0.1%
Fastenal Co.	241	10,491
United Rentals Inc.	67	7,551	(a)
WW Grainger Inc.	47	8,485
		26,527

Trucking—0.0% *
JB Hunt Transport Services Inc.	69	6,305

Water Utilities—0.1%
American Water Works Company Inc.	156	12,160

Total Common Stock
(Cost $13,244,617)		17,496,271

Short-Term Investments—4.5%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.92%
(Cost $824,389)	824,389	824,389	(d,m)

Total Investments
(Cost $14,069,006)		18,320,660

Other Assets and Liabilities, net—0.2%		29,127

NET ASSETS—100.0%		$18,349,787

Other Information:

The Fund had the following long futures contracts open at June 30, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	September 2017	7	$847,315	$(6,153)

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Corp.	302	$21,028	27	31	298	$26,740	$341	$197
State Street Institutional U.S. Government Money Market Fund—Class G Shares	701,455	701,455	3,562,715	3,439,781	824,389	824,389	2,781	—

		$722,483				$851,129	$3,122	$197

State Street Institutional Premier Growth Equity Fund

Schedule of Investments—June 30, 2017 (Unaudited)

Common Stock—96.6% †	Number of Shares	Fair Value
Application Software—4.1%
Intuit Inc.	40,982	$5,442,819
salesforce.com Inc.	111,081	9,619,615	(a)
		15,062,434

Biotechnology—9.4%
Alexion Pharmaceuticals Inc.	90,591	11,022,207	(a)
Amgen Inc.	62,551	10,773,159
Gilead Sciences Inc.	105,690	7,480,738
Vertex Pharmaceuticals Inc.	37,747	4,864,456	(a)
		34,140,560

Cable & Satellite—9.3%
Charter Communications Inc., Class A	36,668	12,351,616	(a)
Comcast Corp., Class A	165,881	6,456,089
Liberty Global PLC, Class C	351,578	10,962,202	(a)
Sirius XM Holdings Inc.	733,356	4,011,457
		33,781,364

Data Processing & Outsourced Services—5.7%
PayPal Holdings Inc.	77,649	4,167,422	(a)
Visa Inc., Class A	177,730	16,667,519
		20,834,941

Financial Exchanges & Data—7.8%
CME Group Inc.	116,117	14,542,493
S&P Global Inc.	94,905	13,855,181
		28,397,674

Healthcare Equipment—5.1%
Abbott Laboratories	103,532	5,032,691
Medtronic PLC	151,663	13,460,091
		18,492,782

Healthcare Supplies—1.7%
The Cooper Companies Inc.	26,314	6,300,098	(l)

Home Improvement Retail—1.7%
Lowe’s Companies Inc.	81,962	6,354,514

Internet & Direct Marketing Retail—3.7%
Amazon.com Inc.	14,021	13,572,328	(a)

Internet Software & Services—11.1%
Alibaba Group Holding Ltd. ADR	31,596	4,451,876	(a)
Alphabet Inc., Class A	3,235	3,007,515	(a)
Alphabet Inc., Class C	19,748	17,945,600	(a)
Facebook Inc., Class A	98,739	14,907,614	(a)
		40,312,605

Investment Banking & Brokerage—4.3%
The Charles Schwab Corp.	366,677	15,752,444

Movies & Entertainment—2.4%
The Walt Disney Co.	80,571	8,560,669

Oil & Gas Equipment & Services—1.6%
Schlumberger Ltd.	86,890	5,720,838

Pharmaceuticals—4.2%
Allergan PLC	62,551	15,205,522

Regional Banks—1.3%
First Republic Bank	46,375	4,642,137

Restaurants—1.0%
Starbucks Corp.	59,315	3,458,658

Semiconductor Equipment—2.0%
Applied Materials Inc.	172,554	7,128,206

Semiconductors—1.0%
Broadcom Ltd.	15,099	3,518,822

Soft Drinks—3.8%
PepsiCo Inc.	118,487	13,684,064

Specialized REITs—3.6%
American Tower Corp.	98,739	13,065,144

Systems Software—3.2%
Microsoft Corp.	166,083	11,448,101

Technology Hardware, Storage & Peripherals—5.6%
Apple Inc.	142,184	20,477,340

Trading Companies & Distributors—3.0%
United Rentals Inc.	97,062	10,939,858	(a)

Total Common Stock
(Cost $248,980,747)		350,851,103

Short-Term Investments—3.7%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.92%
(Cost $13,639,242)	13,639,242	13,639,242	(d,m)

Total Investments
(Cost $262,619,989)		364,490,345

Liabilities in Excess of Other Assets, net—(0.3)%		(1,255,602)

NET ASSETS—100.0%		$363,234,743

Other Information:

The Fund had the following long futures contracts open at June 30, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	September 2017	35	$4,236,575	$(14,181)

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund—Class G Shares	12,844,727	$12,844,727	41,443,966	40,649,451	13,639,242	$13,639,242	$48,299	$—

		$12,844,727				$13,639,242	$48,299	$—

State Street Institutional Small-Cap Equity Fund

Schedule of Investments—June 30, 2017 (Unaudited)

Common Stock—94.5% †	Number of Shares	Fair Value
Aerospace & Defense—0.5%
Teledyne Technologies Inc.	54,192	$6,917,609	(a)
Vectrus Inc.	24,276	784,600	(a)
		7,702,209

Agricultural & Farm Machinery—0.6%
AGCO Corp.	119,922	8,081,544	(l)

Agricultural Products—0.9%
Darling Ingredients Inc.	797,887	12,558,741	(a)

Air Freight & Logistics—0.1%
Hub Group Inc., Class A	19,782	758,640	(a)

Airlines—0.1%
Hawaiian Holdings Inc.	16,000	751,200	(a)

Alternative Carriers—0.0% *
Vonage Holdings Corp.	95,311	623,334	(a)

Apparel Retail—0.7%
American Eagle Outfitters Inc.	31,092	374,659
Burlington Stores Inc.	35,980	3,309,800	(a)
Francesca’s Holdings Corp.	48,900	534,966	(a)
Genesco Inc.	52,809	1,790,225	(a)
The Buckle Inc.	148,678	2,646,468
The Children’s Place Inc.	9,100	929,110
		9,585,228

Apparel, Accessories & Luxury Goods—0.2%
G-III Apparel Group Ltd.	143,942	3,591,353	(a)

Application Software—4.5%
ACI Worldwide Inc.	358,226	8,013,516	(a)
Blackbaud Inc.	237,575	20,372,056
Guidewire Software Inc.	144,000	9,894,240	(a)
Paylocity Holding Corp.	36,505	1,649,296	(a)
PTC Inc.	106,328	5,860,799	(a)
RealPage Inc.	302,543	10,876,421	(a)
SS&C Technologies Holdings Inc.	194,369	7,465,713
Zix Corp.	202,600	1,152,794	(a)
		65,284,835

Asset Management & Custody Banks—0.7%
Cohen & Steers Inc.	30,345	1,230,186
Financial Engines Inc.	214,000	7,832,400
OM Asset Management PLC	59,639	886,236
		9,948,822

Auto Parts & Equipment—1.3%
American Axle & Manufacturing Holdings Inc.	46,020	717,912	(a)
Cooper-Standard Holdings Inc.	14,806	1,493,481	(a)
Gentherm Inc.	27,545	1,068,746	(a)
LCI Industries	21,404	2,191,770
Standard Motor Products Inc.	20,456	1,068,212

Stoneridge Inc.	69,147	1,065,555	(a)
Tenneco Inc.	171,163	9,898,356
Tower International Inc.	30,955	694,940
		18,198,972

Automobile Manufacturers—0.7%
Thor Industries Inc.	85,743	8,961,858
Winnebago Industries Inc.	51,767	1,811,845
		10,773,703

Automotive Retail—1.2%
America’s Car-Mart Inc.	40,215	1,564,363	(a)
Asbury Automotive Group Inc.	13,451	760,654	(a)
Group 1 Automotive Inc.	66,924	4,237,628
Murphy USA Inc.	141,926	10,518,136	(a)
		17,080,781

Biotechnology—0.6%
MiMedx Group Inc.	53,700	803,889	(a)
Repligen Corp.	203,783	8,444,768	(a)
		9,248,657

Brewers—0.4%
Craft Brew Alliance Inc.	42,374	714,002	(a)
The Boston Beer Company Inc., Class A	42,500	5,616,375	(a)
		6,330,377

Building Products—0.8%
American Woodmark Corp.	15,719	1,501,951	(a)
Apogee Enterprises Inc.	25,077	1,425,377
Builders FirstSource Inc.	125,867	1,928,282	(a)
Continental Building Products Inc.	23,764	553,701	(a)
Insteel Industries Inc.	10,044	331,151
Masonite International Corp.	7,430	560,965	(a)
NCI Building Systems Inc.	52,543	877,468	(a)
Patrick Industries Inc.	6,900	502,665	(a)
Ply Gem Holdings Inc.	49,577	889,907	(a)
Trex Company Inc.	14,062	951,435	(a)
Universal Forest Products Inc.	17,061	1,489,596
		11,012,498

Casinos & Gaming—0.0% *
Pinnacle Entertainment Inc.	29,522	583,355	(a)

Commercial Printing—0.3%
Brady Corp., Class A	99,000	3,356,100
Deluxe Corp.	13,030	901,937
LSC Communications Inc.	34,088	729,483
		4,987,520

Commodity Chemicals—0.2%
Koppers Holdings Inc.	20,089	726,217	(a)
Trinseo S.A.	21,522	1,478,562
		2,204,779

Communications Equipment—0.2%
ADTRAN Inc.	52,851	1,091,373
Extreme Networks Inc.	188,700	1,739,814	(a)
Lumentum Holdings Inc.	13,240	755,342	(a)
		3,586,529

Construction & Engineering—0.2%
Argan Inc.	15,453	927,180
EMCOR Group Inc.	13,100	856,478
MasTec Inc.	24,002	1,083,690	(a)
		2,867,348

Construction Machinery & Heavy Trucks—1.8%
Alamo Group Inc.	20,560	1,867,054
Astec Industries Inc.	30,807	1,710,096
Federal Signal Corp.	583,191	10,124,196
The Greenbrier Companies Inc.	10,856	502,090
Trinity Industries Inc.	365,176	10,235,883
Wabash National Corp.	68,806	1,512,356
		25,951,675

Construction Materials—0.1%
Summit Materials Inc., Class A	40,736	1,176,048	(a)

Consumer Finance—0.1%
Enova International Inc.	89,791	1,333,396	(a)

Data Processing & Outsourced Services—2.1%
Broadridge Financial Solutions Inc.	116,880	8,831,453
Cardtronics PLC, Class A	15,700	515,902	(a)
Cass Information Systems Inc.	8,958	588,003
CoreLogic Inc.	155,561	6,748,236	(a)
EVERTEC Inc.	50,766	878,252
MAXIMUS Inc.	14,360	899,367
Travelport Worldwide Ltd.	65,007	894,496
WEX Inc.	100,000	10,427,000	(a)
		29,782,709

Distributors—0.6%
LKQ Corp.	261,152	8,604,958	(a)

Diversified Chemicals—0.2%
The Chemours Co.	73,370	2,782,190

Diversified Metals & Mining—0.2%
Compass Minerals International Inc.	40,669	2,655,686

Diversified Real Estate Activities—0.0% *
The RMR Group Inc., Class A	12,200	593,530

Diversified REITs—0.2%
American Assets Trust Inc.	20,365	802,177
Gramercy Property Trust	47,383	1,407,749
		2,209,926

Diversified Support Services—1.5%
Healthcare Services Group Inc.	190,506	8,921,396
Ritchie Bros Auctioneers Inc.	394,561	11,339,683
UniFirst Corp.	7,688	1,081,702
Viad Corp.	19,880	939,330
		22,282,111

Education Services—0.6%
Capella Education Co.	12,200	1,044,320
Grand Canyon Education Inc.	10,700	838,987	(a)
K12 Inc.	358,060	6,416,435	(a)
		8,299,742

Electric Utilities—1.0%
ALLETE Inc.	15,161	1,086,740
IDACORP Inc.	135,928	11,601,455
PNM Resources Inc.	28,407	1,086,568
Spark Energy Inc., Class A	56,000	1,052,800
		14,827,563

Electrical Components & Equipment—0.3%
Atkore International Group Inc.	33,576	757,139	(a)
Encore Wire Corp.	9,415	402,021
EnerSys	14,205	1,029,152
Regal Beloit Corp.	17,604	1,435,606
		3,623,918

Electronic Components—0.7%
Belden Inc.	20,773	1,566,907
Littelfuse Inc.	49,293	8,133,345
Rogers Corp.	8,424	915,015	(a)
		10,615,267

Electronic Equipment & Instruments—1.0%
Coherent Inc.	8,700	1,957,413	(a)
Control4 Corp.	142,765	2,799,622	(a)
National Instruments Corp.	53,530	2,152,976
VeriFone Systems Inc.	242,392	4,387,295	(a)
Zebra Technologies Corp., Class A	31,465	3,162,862	(a)
		14,460,168

Electronic Manufacturing Services—0.3%
Benchmark Electronics Inc.	14,723	475,553	(a)
Methode Electronics Inc.	26,410	1,088,092
Plexus Corp.	27,056	1,422,334	(a)
TTM Technologies Inc.	45,032	781,755	(a)
		3,767,734

Environmental & Facilities Services—0.7%
Clean Harbors Inc.	189,104	10,557,676	(a)

Food Distributors—0.7%
Performance Food Group Co.	141,200	3,868,880	(a)
SpartanNash Co.	219,287	5,692,691
		9,561,571

Food Retail—0.1%
Casey’s General Stores Inc.	8,753	937,534

Footwear—1.5%
Deckers Outdoor Corp.	82,449	5,627,969	(a)
Skechers U.S.A. Inc., Class A	56,520	1,667,340	(a)
Wolverine World Wide Inc.	534,016	14,957,788
		22,253,097

Forest Products—0.1%
Boise Cascade Co.	33,423	1,016,059	(a)
Louisiana-Pacific Corp.	37,034	892,890	(a)
		1,908,949

Gas Utilities—0.1%
South Jersey Industries Inc.	27,551	941,418

General Merchandise Stores—0.1%
Big Lots Inc.	18,308	884,276

Health Care REITs—0.3%
CareTrust REIT Inc.	35,136	651,421
Omega Healthcare Investors Inc.	121,200	4,002,024
Sabra Health Care REIT Inc.	3,986	96,063
		4,749,508

Healthcare Distributors—0.2%
Aceto Corp.	170,000	2,626,500
Owens & Minor Inc.	8,341	268,497
		2,894,997

Healthcare Equipment—5.8%
Cantel Medical Corp.	90,000	7,011,900
Cardiovascular Systems Inc.	210,900	6,797,307	(a)
CONMED Corp.	213,000	10,850,220
Heska Corp.	12,200	1,245,254	(a)
Hill-Rom Holdings Inc.	157,410	12,531,410
Insulet Corp.	156,300	8,019,753	(a)
Integra LifeSciences Holdings Corp.	307,000	16,734,570	(a)
LeMaitre Vascular Inc.	55,900	1,745,198
Masimo Corp.	26,200	2,388,916	(a)
Natus Medical Inc.	12,099	451,293	(a)
NuVasive Inc.	144,500	11,114,940	(a)
Orthofix International N.V.	9,300	432,264	(a)
Penumbra Inc.	57,000	5,001,750	(a)
		84,324,775

Healthcare Facilities—0.3%
Acadia Healthcare Company Inc.	52,055	2,570,476	(a)
HealthSouth Corp.	15,832	766,269
Select Medical Holdings Corp.	61,701	947,110	(a)
		4,283,855

Healthcare Services—2.0%
Addus HomeCare Corp.	14,000	520,800	(a)
Almost Family Inc.	12,500	770,625	(a,l)
AMN Healthcare Services Inc.	41,926	1,637,210	(a)
BioTelemetry Inc.	69,900	2,338,155	(a)
Diplomat Pharmacy Inc.	52,196	772,501	(a)
Envision Healthcare Corp.	182,521	11,438,591	(a)
LHC Group Inc.	15,600	1,059,084	(a)
MEDNAX Inc.	171,913	10,378,388	(a)
RadNet Inc.	90,800	703,700	(a)
		29,619,054

Healthcare Supplies—1.0%
Endologix Inc.	389,872	1,894,778	(a)
ICU Medical Inc.	61,000	10,522,500	(a)
Lantheus Holdings Inc.	62,900	1,110,185	(a)
Merit Medical Systems Inc.	28,763	1,097,308	(a)
		14,624,771

Healthcare Technology—1.7%
HMS Holdings Corp.	384,118	7,106,183	(a)
Medidata Solutions Inc.	116,500	9,110,300	(a)
Omnicell Inc.	197,500	8,512,250	(a)
		24,728,733

Home Building—0.4%
Installed Building Products Inc.	12,647	669,659	(a)
LGI Homes Inc.	19,897	799,461	(a)
Taylor Morrison Home Corp., Class A	40,194	965,058	(a)
TopBuild Corp.	50,160	2,661,991	(a)
		5,096,169

Home Furnishing Retail—0.4%
Aaron’s Inc.	137,994	5,367,967
Select Comfort Corp.	30,600	1,085,994	(a)
		6,453,961

Home Furnishings—0.1%
Ethan Allen Interiors Inc.	29,389	949,265
Tempur Sealy International Inc.	18,185	970,897	(a)
		1,920,162

Hotel & Resort REITs—0.3%
Ashford Hospitality Trust Inc.	45,907	279,114
RLJ Lodging Trust	184,510	3,666,214
		3,945,328

Hotels, Resorts & Cruise Lines—0.3%
ILG Inc.	172,260	4,735,427

Household Appliances—0.6%
Helen of Troy Ltd.	91,474	8,607,703	(a)

Household Products—0.1%
Central Garden & Pet Co.	35,400	1,125,366	(a)

Housewares & Specialties—0.0% *
Tupperware Brands Corp.	9,771	686,217

Human Resource & Employment Services—0.2%
Insperity Inc.	14,255	1,012,105
Kforce Inc.	34,900	684,040
TriNet Group Inc.	28,120	920,649	(a)
TrueBlue Inc.	31,444	833,266	(a)
		3,450,060

Industrial Machinery—7.3%
Actuant Corp., Class A	607,762	14,950,945	(l)
Altra Industrial Motion Corp.	22,839	908,992
Barnes Group Inc.	126,180	7,385,316
Crane Co.	31,220	2,478,244
Franklin Electric Company Inc.	26,181	1,083,893
John Bean Technologies Corp.	54,700	5,360,600
Kennametal Inc.	17,973	672,550
LB Foster Co., Class A	36,783	788,995
Luxfer Holdings PLC ADR	165,832	2,120,991
Lydall Inc.	139,000	7,186,300	(a)
Mueller Industries Inc.	171,767	5,230,305
Nordson Corp.	49,924	6,056,780
Standex International Corp.	90,500	8,208,350
The Gorman-Rupp Co.	61,400	1,563,858
The Timken Co.	218,865	10,122,506
TriMas Corp.	353,500	7,370,475	(a)
Watts Water Technologies Inc., Class A	58,945	3,725,324
Welbilt Inc.	456,100	8,597,485	(a)
Woodward Inc.	172,226	11,639,033
		105,450,942

Industrial REITs—0.1%
Rexford Industrial Realty Inc.	30,922	848,500
STAG Industrial Inc.	48,122	1,328,167
		2,176,667

Internet & Direct Marketing Retail—0.1%
Nutrisystem Inc.	17,500	910,875

Internet Software & Services—3.2%
Autobytel Inc.	63,200	796,952	(a)
Cornerstone OnDemand Inc.	217,240	7,766,330	(a)
Envestnet Inc.	116,000	4,593,600	(a)
LogMeIn Inc.	97,300	10,167,850
New Relic Inc.	208,000	8,946,080	(a)
NIC Inc.	365,169	6,919,953
Q2 Holdings Inc.	15,900	587,505	(a)
Stamps.com Inc.	5,600	867,300	(a)
The Meet Group Inc.	87,300	440,865	(a)
Web.com Group Inc.	55,900	1,414,270	(a)
Xactly Corp.	202,500	3,169,125	(a)
		45,669,830

Investment Banking & Brokerage—1.4%
Evercore Partners Inc., Class A	11,984	844,872
Greenhill & Company Inc.	37,060	744,906
Moelis & Co., Class A	24,387	947,435
Piper Jaffray Cos.	24,456	1,466,137
Raymond James Financial Inc.	178,693	14,334,752
Stifel Financial Corp.	34,618	1,591,736	(a)
		19,929,838

IT Consulting & Other Services—0.2%
Perficient Inc.	41,911	781,221	(a)
Science Applications International Corp.	11,241	780,350
The Hackett Group Inc.	48,900	757,950
Virtusa Corp.	17,766	522,321	(a)
		2,841,842

Leisure Products—0.9%
Brunswick Corp.	11,874	744,856
Malibu Boats Inc., Class A	25,900	670,033	(a)
MCBC Holdings Inc.	47,800	934,490	(a)
Nautilus Inc.	42,560	815,024	(a)
Polaris Industries Inc.	110,958	10,233,656
		13,398,059

Life Sciences Tools & Services—2.0%
Bruker Corp.	162,672	4,691,460
Cambrex Corp.	28,776	1,719,366	(a)
Charles River Laboratories International Inc.	11,914	1,205,101	(a)
ICON PLC	80,712	7,892,827	(a)
INC Research Holdings Inc., Class A	212,314	12,420,369	(a)
PAREXEL International Corp.	4,820	418,906	(a)
PRA Health Sciences Inc.	16,300	1,222,663	(a)
		29,570,692

Managed Healthcare—1.1%
Centene Corp.	142,547	11,386,654	(a)
Magellan Health Inc.	20,854	1,520,257	(a)
Molina Healthcare Inc.	42,433	2,935,515	(a)
		15,842,426

Marine—0.0% *
Kirby Corp.	10,746	718,370	(a)

Multi-Line Insurance—0.2%
Horace Mann Educators Corp.	51,515	1,947,267	(l)
National General Holdings Corp.	39,000	822,900
		2,770,167
Multi-Utilities—0.1%
Black Hills Corp.	19,850	1,339,280

Office REITs—0.7%
Brandywine Realty Trust	83,243	1,459,250
Corporate Office Properties Trust	23,110	809,543
Cousins Properties Inc.	813,658	7,152,054
		9,420,847

Office Services & Supplies—0.7%
Herman Miller Inc.	161,500	4,909,600
HNI Corp.	20,000	797,400
Knoll Inc.	33,503	671,735
Steelcase Inc., Class A	51,889	726,446
West Corp.	99,303	2,315,746
		9,420,927

Oil & Gas Drilling—0.1%
Nabors Industries Ltd.	112,375	914,733

Oil & Gas Equipment & Services—1.1%
C&J Energy Services Inc.	21,775	746,229	(a)
Dril-Quip Inc.	37,233	1,816,971	(a)
Forum Energy Technologies Inc.	465,560	7,262,736	(a)
Natural Gas Services Group Inc.	32,126	798,331	(a)
Oil States International Inc.	210,659	5,719,392	(a)
		16,343,659

Oil & Gas Exploration & Production—1.4%
Callon Petroleum Co.	102,843	1,091,164	(a)
Carrizo Oil & Gas Inc.	128,075	2,231,067	(a)
Denbury Resources Inc.	688,372	1,053,209	(a)
Newfield Exploration Co.	339,075	9,650,074	(a)
Rice Energy Inc.	36,635	975,590	(a)
Ring Energy Inc.	54,625	710,125	(a)
SM Energy Co.	251,873	4,163,461
		19,874,690

Packaged Foods & Meats—3.5%
Amplify Snack Brands Inc.	262,000	2,525,680	(a)
B&G Foods Inc.	227,000	8,081,200
Cal-Maine Foods Inc.	25,196	997,761	(a)
J&J Snack Foods Corp.	21,358	2,820,751
Sanderson Farms Inc.	85,101	9,841,931
Snyder’s-Lance Inc.	347,000	12,013,140
TreeHouse Foods Inc.	170,000	13,887,300	(a)
		50,167,763

Paper Packaging—0.4%
Packaging Corporation of America	49,824	5,549,895

Paper Products—0.1%
Neenah Paper Inc.	18,654	1,496,983

Personal Products—0.3%
elf Beauty Inc.	156,500	4,258,365	(a)
USANA Health Sciences Inc.	12,486	800,353	(a)
		5,058,718

Pharmaceuticals—1.3%
Catalent Inc.	109,850	3,855,735	(a)
Corcept Therapeutics Inc.	151,837	1,791,677	(a)
Depomed Inc.	34,800	373,752	(a)
Horizon Pharma PLC	30,900	366,783	(a)
Innoviva Inc.	59,400	760,320	(a)
Phibro Animal Health Corp., Class A	44,501	1,648,762
Prestige Brands Holdings Inc.	92,755	4,898,391	(a)
Sucampo Pharmaceuticals Inc., Class A	64,100	673,050	(a)
Supernus Pharmaceuticals Inc.	86,500	3,728,150	(a)
		18,096,620

Property & Casualty Insurance—2.3%
Allied World Assurance Company Holdings AG	133,000	7,035,700	(l)
AMERISAFE Inc.	88,695	5,051,180
Argo Group International Holdings Ltd.	157,373	9,536,804
Atlas Financial Holdings Inc.	20,000	298,000	(a)
RLI Corp.	64,283	3,511,138
The Navigators Group Inc.	139,500	7,658,550
Universal Insurance Holdings Inc.	14,446	364,039
		33,455,411

Publishing—1.2%
John Wiley & Sons Inc., Class A	341,143	17,995,293

Railroads—0.5%
Genesee & Wyoming Inc., Class A	114,559	7,834,690	(a)

Regional Banks—8.9%
1st Source Corp.	13,930	667,804
BankUnited Inc.	37,276	1,256,574
Banner Corp.	19,923	1,125,849
Bryn Mawr Bank Corp.	106,000	4,505,000
Camden National Corp.	22,443	963,029
Chemical Financial Corp.	22,938	1,110,429
Columbia Banking System Inc.	23,986	955,842
Community Bank System Inc.	85,000	4,740,450
Cullen/Frost Bankers Inc.	55,112	5,175,568
CVB Financial Corp.	286,000	6,414,980
Enterprise Financial Services Corp.	22,835	931,668
Equity Bancshares Inc., Class A	1,200	36,768	(a)
FCB Financial Holdings Inc., Class A	15,040	718,160	(a)
Fidelity Southern Corp.	14,878	340,111
First Financial Bankshares Inc.	91,000	4,022,200
First Interstate BancSystem Inc., Class A	7,470	277,884
Fulton Financial Corp.	396,194	7,527,686
German American Bancorp Inc.	93,000	3,170,370
Great Southern Bancorp Inc.	18,563	993,120
Home BancShares Inc.	60,425	1,504,582
Hope Bancorp Inc.	39,702	740,442
IBERIABANK Corp.	91,870	7,487,405
Independent Bank Corp.	76,000	5,065,400
Lakeland Financial Corp.	12,800	587,264

LegacyTexas Financial Group Inc.	48,883	1,863,909
Pinnacle Financial Partners Inc.	18,440	1,158,032
Prosperity Bancshares Inc.	167,189	10,740,221
Renasant Corp.	260,462	11,392,608
South State Corp.	7,490	641,893
Southwest Bancorp Inc.	33,021	843,687
Stock Yards Bancorp Inc.	75,600	2,940,840
SVB Financial Group	46,972	8,257,208	(a)
Texas Capital Bancshares Inc.	19,182	1,484,687	(a)
UMB Financial Corp.	94,500	7,074,270
Umpqua Holdings Corp.	79,158	1,453,341
United Community Banks Inc.	55,287	1,536,979
Washington Trust Bancorp Inc.	96,000	4,948,800
Westamerica Bancorporation	88,967	4,985,711
Western Alliance Bancorp	139,937	6,884,900	(a)
Wintrust Financial Corp.	25,598	1,956,711
		128,482,382

Reinsurance—0.0% *
Maiden Holdings Ltd.	54,564	605,660

Research & Consulting Services—0.3%
Huron Consulting Group Inc.	7,600	328,320	(a)
Resources Connection Inc.	297,927	4,081,600
		4,409,920

Residential REITs—0.5%
Education Realty Trust Inc.	199,809	7,742,599

Restaurants—1.4%
BJ’s Restaurants Inc.	21,000	782,250	(a)
Brinker International Inc.	23,217	884,568
Buffalo Wild Wings Inc.	37,685	4,774,689	(a)
Carrols Restaurant Group Inc.	23,100	282,975	(a)
Cracker Barrel Old Country Store Inc.	21,150	3,537,338
Dave & Buster’s Entertainment Inc.	15,700	1,044,207	(a)
El Pollo Loco Holdings Inc.	163,500	2,264,475	(a)
Red Robin Gourmet Burgers Inc.	4,944	322,596	(a)
Ruth’s Hospitality Group Inc.	84,271	1,832,894
Texas Roadhouse Inc.	97,019	4,943,118
		20,669,110

Retail REITs—0.1%
Retail Opportunity Investments Corp.	67,259	1,290,700

Security & Alarm Services—0.8%
The Brink’s Co.	163,080	10,926,360

Semiconductor Equipment—0.5%
Advanced Energy Industries Inc.	21,000	1,358,490	(a)
Amkor Technology Inc.	87,300	852,921	(a)
Brooks Automation Inc.	40,147	870,788
Ichor Holdings Ltd.	23,400	471,744	(a)
Rudolph Technologies Inc.	122,121	2,790,465	(a)
Versum Materials Inc.	18,895	614,088
		6,958,496

Semiconductors—1.1%
Cirrus Logic Inc.	14,500	909,440	(a)
MaxLinear Inc.	34,484	961,759	(a)
Microsemi Corp.	121,459	5,684,281	(a)
Semtech Corp.	245,245	8,767,509	(a)
		16,322,989

Specialized REITs—0.6%
CoreSite Realty Corp.	65,691	6,800,989
Potlatch Corp.	31,987	1,461,806
		8,262,795

Specialty Chemicals—2.9%
Ferro Corp.	38,415	702,610	(a)
HB Fuller Co.	234,117	11,965,720
Innospec Inc.	91,500	5,997,825
KMG Chemicals Inc.	30,082	1,464,091
PolyOne Corp.	201,024	7,787,670
Quaker Chemical Corp.	58,212	8,454,129
Sensient Technologies Corp.	66,112	5,323,999
		41,696,044

Specialty Stores—0.1%
Hibbett Sports Inc.	95,000	1,971,250	(a)

Steel—0.5%
Commercial Metals Co.	227,833	4,426,795
Ryerson Holding Corp.	93,390	924,561	(a)
Worthington Industries Inc.	23,556	1,182,983
		6,534,339

Systems Software—1.9%
Barracuda Networks Inc.	30,711	708,196	(a)
CommVault Systems Inc.	156,500	8,834,425	(a)
Gigamon Inc.	118,500	4,662,975	(a)
Progress Software Corp.	31,400	969,946
Qualys Inc.	272,500	11,118,000	(a)
Talend S.A. ADR	24,400	848,632	(a)
		27,142,174

Technology Distributors—0.1%
ePlus Inc.	11,200	829,920	(a)
Insight Enterprises Inc.	10,555	422,095	(a)
ScanSource Inc.	14,514	584,914	(a)
		1,836,929

Technology Hardware, Storage & Peripherals—0.8%
Diebold Nixdorf Inc.	390,072	10,922,016
Super Micro Computer Inc.	28,247	696,289	(a)
		11,618,305

Thrifts & Mortgage Finance—0.2%
Essent Group Ltd.	27,950	1,038,063	(a)
HomeStreet Inc.	38,185	1,056,770	(a)
Washington Federal Inc.	23,996	796,667
		2,891,500

Tires & Rubber—0.1%
Cooper Tire & Rubber Co.	32,420	1,170,362

Trading Companies & Distributors—0.9%
Applied Industrial Technologies Inc.	162,948	9,622,080
BMC Stock Holdings Inc.	42,900	937,365	(a)
GMS Inc.	26,064	732,398	(a)
Neff Corp., Class A	69,876	1,327,644	(a)
		12,619,487

Trucking—0.7%
Heartland Express Inc.	49,734	1,035,462
Old Dominion Freight Line Inc.	76,584	7,293,860
Saia Inc.	31,703	1,626,364	(a)
		9,955,686

Water Utilities—0.0% *
SJW Group	7,271	357,588

Total Common Stock
(Cost $1,031,157,594)		1,366,731,545

Short-Term Investments—5.5%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.92%
(Cost $79,154,478)	79,154,478	79,154,478	(d,m)

Total Investments
(Cost $1,110,312,072)		1,445,886,023

Other Assets and Liabilities, net—0.0% *		145,049

NET ASSETS—100.0%		$1,446,031,072

Other Information:

The Fund had the following long futures contracts open at June 30, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
Russell 2000 Mini Index Futures	September 2017	422	$29,841,730	$(70,605)

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund—Class G Shares	68,288,206	$68,288,206	293,802,832	282,936,560	79,154,478	$79,154,478	$293,976	$—

		$68,288,206				$79,154,478	$293,976	$—

State Street Institutional International Equity Fund

Schedule of Investments—June 30, 2017 (Unaudited)

Common Stock—94.5% †	Number of Shares	Fair Value
Australia—0.8%
Suncorp Group Ltd.	845,691	$9,613,545

Belgium—0.9%
Anheuser-Busch InBev S.A.	104,571	11,534,452

Canada—2.3%
Brookfield Asset Management Inc., Class A	157,022	6,152,960	(l)
Cenovus Energy Inc.	838,196	6,170,135
Seven Generations Energy Ltd., Class A	931,103	15,923,460	(a)
Trisura Group Ltd.	—	7	(a)
		28,246,562

China—1.0%
NetEase Inc. ADR	42,400	12,746,712

France—10.7%
Airbus SE	184,913	15,184,981
AXA S.A.	657,330	17,955,739
BNP Paribas S.A.	314,812	22,642,249
Sanofi	202,360	19,331,950
Schneider Electric SE	214,390	16,449,029	(a)
Valeo S.A.	269,054	18,102,234
Vivendi S.A.	995,377	22,126,553
		131,792,735

Germany—9.4%
Bayer AG	195,702	25,267,135
Fresenius SE & Company KGaA	188,432	16,131,603
HeidelbergCement AG	181,475	17,520,968
KION Group AG	198,811	15,174,370
SAP SE	194,759	20,314,005
Wacker Chemie AG	83,527	9,055,102	(l)
Zalando SE	275,415	12,568,124	(a)
		116,031,307

Hong Kong—2.0%
AIA Group Ltd.	3,379,802	24,699,794

India—2.6%
ICICI Bank Ltd.	3,546,253	15,910,476
Power Grid Corporation of India Ltd.	4,839,002	15,751,321
		31,661,797

Ireland—1.3%
Kerry Group PLC, Class A	187,086	16,073,986

Italy—1.4%
Intesa Sanpaolo S.p.A.	5,453,920	17,268,020

Japan—25.3%
Daikin Industries Ltd.	215,200	21,968,174
FANUC Corp.	119,049	22,944,162
Kao Corp.	340,000	20,189,391
Keyence Corp.	50,800	22,307,512

Komatsu Ltd.	801,500	20,362,066
Mitsubishi Estate Company Ltd.	770,324	14,352,735
Mitsubishi UFJ Financial Group Inc.	4,223,600	28,372,849
Mitsui Fudosan Company Ltd.	802,725	19,150,092
Murata Manufacturing Company Ltd.	67,379	10,236,379
Nidec Corp.	219,174	22,451,876
Secom Company Ltd.	234,700	17,807,204
Sekisui House Ltd.	1,138,800	20,062,786
Shimano Inc.	110,400	17,469,847
SoftBank Group Corp.	330,701	26,774,537
Subaru Corp.	375,300	12,645,833
Tokio Marine Holdings Inc.	356,246	14,746,352
		311,841,795

Netherlands—5.1%
ASML Holding N.V.	202,024	26,290,747
ING Groep N.V.	1,112,213	19,154,871
NXP Semiconductors N.V.	161,550	17,681,648	(a)
		63,127,266

Norway—1.5%
Statoil ASA	1,108,047	18,307,283

Portugal—0.8%
Galp Energia SGPS S.A.	682,486	10,317,816	(l)

South Africa—1.5%
Naspers Ltd., Class N	94,482	18,351,970

South Korea—1.1%
Samsung Electronics Company Ltd.	6,533	13,572,470

Spain—1.9%
Banco Bilbao Vizcaya Argentaria S.A.	2,002,934	16,596,502
Iberdrola S.A.	813,965	6,436,374
		23,032,876

Sweden—3.8%
Assa Abloy AB, Class B	761,689	16,715,608
Hexagon AB, Class B	342,920	16,282,962
Telefonaktiebolaget LM Ericsson, Class B	1,951,151	13,937,537
		46,936,107

Switzerland—8.1%
Geberit AG	30,390	14,191,415
Givaudan S.A.	8,008	16,038,578
Nestle S.A.	469,767	40,935,682
Roche Holding AG	111,083	28,326,078
		99,491,753

Taiwan—1.5%
Taiwan Semiconductor Manufacturing Company Ltd.	2,627,548	18,009,328

United Kingdom—11.5%
Barclays PLC	6,948,234	18,299,006
BHP Billiton PLC	1,287,802	19,672,004
Johnson Matthey PLC	385,602	14,380,191
Prudential PLC	782,510	17,899,523

Shire PLC	393,079	21,638,791
Smith & Nephew PLC	970,574	16,704,625
Vodafone Group PLC	7,889,144	22,314,144
WPP PLC	512,950	10,754,018
		141,662,302

Total Common Stock
(Cost $1,000,675,686)		1,164,319,876

Short-Term Investments—4.7%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.92%
(Cost $58,508,570)	58,508,570	58,508,570	(d,m)

Total Investments
(Cost $1,059,184,256)		1,222,828,446

Other Assets and Liabilities, net—0.8%		9,860,600

NET ASSETS—100.0%		$1,232,689,046

Other Information:

The Fund had the following long futures contracts open at June 30, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
MSCI EAFE Mini Index Futures	September 2017	294	$27,777,120	$(239,453)

The Fund was invested in the following sectors at June 30, 2017 (unaudited):

Sector	Percentage (based on Fair Value)
Diversified Banks	11.31%
Pharmaceuticals	5.96%
Packaged Foods & Meats	4.66%
Building Products	4.32%
Wireless Telecommunication Services	4.01%
Life & Health Insurance	3.48%
Specialty Chemicals	3.23%
Electrical Components & Equipment	3.18%
Electronic Equipment & Instruments	3.16%
Semiconductors	2.92%
Construction Machinery & Heavy Trucks	2.91%
Integrated Oil & Gas	2.85%
Diversified Real Estate Activities	2.74%
Semiconductor Equipment	2.15%
Property & Casualty Insurance	1.99%
Industrial Machinery	1.88%
Electric Utilities	1.82%
Movies & Entertainment	1.81%
Biotechnology	1.77%
Application Software	1.66%
Personal Products	1.65%
Home Building	1.64%
Diversified Metals & Mining	1.61%

Cable & Satellite	1.50%
Auto Parts & Equipment	1.48%
Multi-Line Insurance	1.47%
Security & Alarm Services	1.46%
Construction Materials	1.43%
Leisure Products	1.43%
Healthcare Equipment	1.37%
Healthcare Services	1.32%
Oil & Gas Exploration & Production	1.30%
Aerospace & Defense	1.24%
Communications Equipment	1.14%
Technology Hardware, Storage & Peripherals	1.11%
Internet Software & Services	1.04%
Automobile Manufacturers	1.03%
Internet & Direct Marketing Retail	1.03%
Brewers	0.94%
Advertising	0.88%
Electronic Components	0.84%
Asset Management & Custody Banks	0.50%

95.22%

Short-Term Investments
Short-Term Investments	4.78%

4.78%

100.00%

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund—Class G Shares	39,027,683	$39,027,683	245,867,866	226,386,979	58,508,570	$58,508,570	$83,834	$—

		$39,027,683				$58,508,570	$83,834	$—

State Street Institutional Strategic Investment Fund

Schedule of Investments—June 30, 2017 (Unaudited)

Domestic Equity—0.0% †,*	Number of Shares	Fair Value
Preferred Stock—0.0% *

Diversified Banks—0.0% *
Wells Fargo & Co. 3.09% + 3 month USD LIBOR
(Cost $245,050)	9,802	$271,123	(h)

Foreign Equity—19.6%

Common Stock—19.5%

Advertising—0.2%
WPP PLC	53,116	1,113,579

Aerospace & Defense—0.2%
Airbus SE	19,148	1,572,426	(l)

Application Software—0.3%
SAP SE	20,167	2,103,485

Asset Management & Custody Banks—0.1%
Brookfield Asset Management Inc., Class A	16,260	637,154	(l)

Auto Parts & Equipment—0.3%
Superalloy Industrial Company Ltd.	11,135	54,174
Valeo S.A.	27,861	1,874,517
		1,928,691

Automobile Manufacturers—0.2%
Mahindra & Mahindra Ltd.	13,432	281,576
Subaru Corp.	38,900	1,310,746	(l)
		1,592,322

Biotechnology—0.3%
Shire PLC	40,703	2,240,679

Brewers—0.2%
Anheuser-Busch InBev S.A.	10,828	1,194,356	(l)

Building Products—0.8%
Assa Abloy AB, Class B	78,873	1,730,903	(l)
Daikin Industries Ltd.	22,300	2,276,442
Geberit AG	3,147	1,469,575	(l)
		5,476,920

Cable & Satellite—0.3%
Cyfrowy Polsat S.A.	9,272	61,683	(a)
Naspers Ltd., Class N	11,130	2,161,866
		2,223,549

Communications Equipment—0.2%
Telefonaktiebolaget LM Ericsson, Class B	202,042	1,443,234

Construction & Engineering—0.0% *
Hyundai Engineering & Construction Company Ltd.	1,114	44,836

Construction Machinery & Heavy Trucks—0.6%
Iochpe-Maxion S.A.	11,920	59,865
KION Group AG	20,587	1,571,315
Komatsu Ltd.	83,000	2,108,611
		3,739,791

Construction Materials—0.3%
Cemex SAB de C.V. ADR	17,293	162,900	(a)
HeidelbergCement AG	18,792	1,814,322
		1,977,222
Department Stores—0.0% *
Matahari Department Store Tbk PT	74,976	79,744
SACI Falabella	3,345	27,449
Woolworths Holdings Ltd.	9,386	44,163
		151,356

Diversified Banks—2.5%
Banco Bilbao Vizcaya Argentaria S.A.	207,404	1,718,569	(l)
Bank Negara Indonesia Persero Tbk PT	339,700	168,225
Barclays PLC	719,491	1,894,866	(l)
BNP Paribas S.A.	32,599	2,344,621	(l)
China Construction Bank Corp., Class H	389,000	301,475	(l)
CTBC Financial Holding Company Ltd.	242,296	158,902
Grupo Financiero Banorte SAB de C.V., Class O	12,060	76,725
ICICI Bank Ltd.	421,005	1,888,865	(l)
Industrial & Commercial Bank of China Ltd., Class H	299,203	201,987
ING Groep N.V.	115,170	1,983,493
Intesa Sanpaolo S.p.A.	564,754	1,788,105
Kasikornbank PCL	13,500	79,283
Malayan Banking Bhd	54,849	123,047
Metropolitan Bank & Trust Co.	54,164	93,923
Mitsubishi UFJ Financial Group Inc.	437,400	2,938,319
OTP Bank PLC	2,582	86,222
Sberbank of Russia PJSC ADR	22,737	235,328
Shinhan Financial Group Company Ltd.	4,642	200,018
		16,281,973

Diversified Chemicals—0.0% *
Sasol Ltd.	3,856	107,859

Diversified Metals & Mining—0.3%
BHP Billiton PLC	133,352	2,037,037	(l)
Korea Zinc Company Ltd.	382	152,246
		2,189,283

Diversified Real Estate Activities—0.5%
Mitsubishi Estate Company Ltd.	79,788	1,486,616
Mitsui Fudosan Company Ltd.	83,099	1,982,439
		3,469,055

Diversified Support Services—0.0% *
KEPCO Plant Service & Engineering Company Ltd.	2,952	113,911

Education Services—0.0% *
New Oriental Education & Technology Group Inc. ADR	1,078	75,988	(a)

Electric Utilities—0.4%
Iberdrola S.A.	84,286	666,486
Power Grid Corporation of India Ltd.	553,582	1,801,952
		2,468,438

Electrical Components & Equipment—0.6%
Chicony Power Technology Company Ltd.	16,000	33,241
Nidec Corp.	22,700	2,325,356
Schneider Electric SE	22,200	1,703,291	(a)
		4,061,888

Electronic Components—0.2%
Largan Precision Company Ltd.	760	121,170
Murata Manufacturing Company Ltd.	6,999	1,063,305
		1,184,475

Electronic Equipment & Instruments—0.6%
Hexagon AB, Class B	35,509	1,686,083
Keyence Corp.	5,300	2,327,359
		4,013,442

Food Retail—0.0% *
Magnit PJSC GDR	2,824	96,016

Footwear—0.0% *
ANTA Sports Products Ltd.	15,000	49,574

Healthcare Equipment—0.3%
i-SENS Inc.	758	18,219
Smith & Nephew PLC	100,503	1,729,765
		1,747,984

Healthcare Services—0.3%
Fresenius SE & Company KGaA	19,512	1,670,416

Home Building—0.3%
Sekisui House Ltd.	117,900	2,077,101

Hypermarkets & Super Centers—0.0% *
Puregold Price Club Inc.	29,900	26,398

Industrial Machinery—0.4%
FANUC Corp.	12,300	2,370,563

Integrated Oil & Gas—0.6%
Cenovus Energy Inc.	86,795	638,916	(l)
China Petroleum & Chemical Corp., Class H	133,725	104,322	(l)
Galp Energia SGPS S.A.	70,672	1,068,419	(l)
Statoil ASA	114,739	1,895,731
		3,707,388

Internet & Direct Marketing Retail—0.2%
Ctrip.com International Ltd. ADR	1,924	103,627	(a)
Zalando SE	28,519	1,301,419	(a,b)
		1,405,046

Internet Software & Services—0.5%
Alibaba Group Holding Ltd. ADR	3,960	557,964	(a)
Baidu Inc. ADR	599	107,137	(a)
MercadoLibre Inc.	404	101,356
NAVER Corp.	166	121,582
NetEase Inc. ADR	5,361	1,611,677
Tencent Holdings Ltd.	17,355	620,707
Yandex N.V., Class A	5,213	136,789	(a)
		3,257,212

IT Consulting & Other Services—0.0% *
HCL Technologies Ltd.	15,147	199,515

Leisure Products—0.3%
Shimano Inc.	11,400	1,803,952

Life & Health Insurance—0.7%
AIA Group Ltd.	374,320	2,735,553	(l)
China Life Insurance Company Ltd., Class H	11,000	33,607	(l)
Ping An Insurance Group Company of China Ltd., Class H	20,000	131,814
Prudential PLC	81,029	1,853,497
		4,754,471

Movies & Entertainment—0.4%
Vivendi S.A.	103,071	2,291,198

Multi-Line Insurance—0.3%
AXA S.A.	68,067	1,859,330	(l)

Oil & Gas Exploration & Production—0.3%
CNOOC Ltd.	31,000	33,953	(l)
Parex Resources Inc.	16,548	187,944	(a)
Seven Generations Energy Ltd., Class A	96,416	1,648,879	(a)
		1,870,776

Other Diversified Financial Services—0.0% *
FirstRand Ltd.	17,650	63,514

Packaged Foods & Meats—0.9%
Kerry Group PLC, Class A	19,373	1,664,482
Nestle S.A.	48,645	4,238,945
		5,903,427

Personal Products—0.3%
Kao Corp.	35,200	2,090,196
LG Household & Health Care Ltd.	51	44,307
		2,134,503

Pharmaceuticals—1.2%
Bayer AG	20,263	2,616,161	(l)
CSPC Pharmaceutical Group Ltd.	66,095	96,521	(l)
Roche Holding AG	11,503	2,933,256	(l)
Sanofi	20,954	2,001,787
Sino Biopharmaceutical Ltd.	72,000	63,640
		7,711,365

Property & Casualty Insurance—0.4%
PICC Property & Casualty Company Ltd., Class H	26,000	43,431
Suncorp Group Ltd.	87,572	995,491
Tokio Marine Holdings Inc.	36,900	1,527,429
Trisura Group Ltd.	—	7	(a)
		2,566,358

Real Estate Development—0.0% *
Bumi Serpong Damai Tbk PT	558,000	76,619	(l)

Restaurants—0.0% *
Gourmet Master Company Ltd.	9,321	100,503

Security & Alarm Services—0.3%
Secom Company Ltd.	24,300	1,843,694

Semiconductor Equipment—0.4%
ASML Holding N.V.	20,920	2,722,461	(l)

Semiconductors—0.6%
MediaTek Inc.	6,000	51,381
NXP Semiconductors N.V.	16,776	1,836,133	(a)
Taiwan Semiconductor Manufacturing Company Ltd.	345,876	2,370,649
		4,258,163

Soft Drinks—0.0% *
Coca-Cola Icecek AS		6,110	70,041	(l)

Specialty Chemicals—0.6%
Givaudan S.A.		829	1,660,337	(l)
Johnson Matthey PLC		39,929	1,489,066
Wacker Chemie AG		8,649	937,632
			4,087,035

Technology Hardware, Storage & Peripherals—0.3%
Samsung Electronics Company Ltd.		966	2,006,889

Thrifts & Mortgage Finance—0.0% *
Housing Development Finance Corporation Ltd.		8,430	210,223

Wireless Telecommunication Services—0.8%
China Mobile Ltd.		15,290	162,273	(l)
SK Telecom Company Ltd.		173	40,220
SoftBank Group Corp.		34,200	2,768,934
Vodafone Group PLC		816,923	2,310,636
			5,282,063

Total Common Stock
(Cost $109,244,182)			129,629,710

Preferred Stock—0.1%

Diversified Banks—0.1%
Itau Unibanco Holding S.A.		17,288	191,756

Hypermarkets & Super Centers—0.0% *
Cia Brasileira de Distribuicao		3,779	74,308	(a)

Integrated Oil & Gas—0.0% *
Petroleo Brasileiro S.A.		40,600	151,580	(a)

Total Preferred Stock
(Cost $354,451)			417,644

Warrants—0.0% *

Construction Machinery & Heavy Trucks—0.0% *
Iochpe Maxion S.A.		234	410	(a)

Total Warrants
(Cost $0)			410

Total Foreign Equity
(Cost $109,598,633)			130,047,764

		Principal Amount	Fair Value
Bonds and Notes—30.5%

U.S. Treasuries—7.0%
U.S. Treasury Bond
2.50%	05/15/46	$5,777,600	5,384,677
U.S. Treasury Notes
0.88%	03/31/18 - 10/15/18	5,232,500	5,212,254	(l)
1.25%	12/31/18	1,336,900	1,334,758	(l)
1.38%	12/15/19	8,756,400	8,737,591	(l)
1.88%	04/30/22	5,262,800	5,261,363
2.00%	07/31/22 - 05/31/24	19,515,600	19,399,196
2.25%	02/15/27	664,400	661,442	(l)
2.38%	05/15/27	174,000	175,121
			46,166,402

Agency Mortgage Backed—7.9%
Federal Home Loan Mortgage Corp.
3.50%	12/01/46	5,497,080	5,650,146	(l)
4.50%	06/01/33 - 02/01/35	3,706	3,984	(l)
5.00%	07/01/35 - 06/01/41	503,189	557,164	(l)
5.50%	05/01/20 - 04/01/39	101,889	115,589	(l)
6.00%	05/01/20 - 11/01/37	135,408	155,128	(l)
6.50%	06/01/29	850	940	(l)
7.00%	08/01/23 - 08/01/36	117,642	124,148	(l)
7.50%	09/01/33	424	445	(l)
8.00%	04/01/30 - 11/01/30	533	601	(l)
9.00%	06/01/21	21	21	(l)
Federal National Mortgage Assoc.
3.00%	02/01/43 - 06/01/43	6,319,670	6,350,889	(l)
3.50%	11/01/42 - 08/01/45	4,200,477	4,319,649	(l)
4.00%	05/01/19 - 03/01/44	3,858,618	4,084,550	(l)
4.50%	05/01/18 - 01/01/41	3,633,912	3,925,640	(l)
5.00%	07/01/20 - 06/01/41	773,902	858,341	(l)
5.50%	06/01/20 - 01/01/39	723,248	808,010	(l)
6.00%	02/01/20 - 05/01/41	1,015,920	1,157,820	(l)
6.50%	08/01/17 - 08/01/34	86,087	95,494	(l)
7.00%	08/01/17 - 12/01/33	470	480	(l)
7.50%	12/01/23 - 12/01/33	4,231	4,606	(l)
8.00%	11/01/25 - 01/01/33	641	696	(l)
9.00%	12/01/22	307	329	(l)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35%	04/01/37	683	703	(h,l)
Federal National Mortgage Assoc. TBA
2.50%	TBA	3,322,438	3,339,050	(c)
3.00%	TBA	4,816,129	4,862,837	(c)
3.50%	TBA	204,189	209,654	(c)
4.00%	TBA	3,579,357	3,761,960	(c)
Government National Mortgage Assoc.
3.50%	05/20/43	1,255,277	1,305,417	(l)
4.00%	01/20/41 - 04/20/43	1,430,304	1,515,172	(l)
4.50%	08/15/33 - 03/20/41	668,249	717,962	(l)
5.00%	08/15/33	9,565	10,510	(l)
6.00%	06/15/33 - 12/15/34	42,534	49,562	(l)
6.50%	04/15/28 - 06/15/34	11,313	12,371	(l)
7.00%	04/15/28 - 10/15/36	6,391	6,958	(l)
8.00%	06/15/30	31	31	(l)
8.50%	10/15/17	1	1	(l)
9.00%	11/15/17 - 12/15/21	105	115	(l)
3.00%	TBA	5,083,536	5,134,371	(c)
3.50%	TBA	3,100,058	3,210,255	(c)
5.00%	TBA	75,000	81,715	(c)
			52,433,314

Agency Collateralized Mortgage Obligations—0.4%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	70,599	147	(g,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	363,584	27,308	(g)
5.50%	06/15/33	2,915	577	(g)
7.50%	07/15/27	1,248	198	(g)
8.00%	04/15/20	1	1

Federal Home Loan Mortgage Corp. REMIC 6.00%—1 month USD LIBOR
4.84%	08/15/43	1,254,993	252,220	(g,h)
Federal Home Loan Mortgage Corp. REMIC 6.10%—1 month USD LIBOR
4.94%	06/15/41 - 08/15/46	3,781,567	573,844	(g,h)
Federal Home Loan Mortgage Corp. REMIC 6.20%—1 month USD LIBOR
5.04%	10/15/42	951,624	179,501	(g,h)
Federal Home Loan Mortgage Corp. REMIC 6.60%—1 month USD LIBOR
5.44%	08/15/25	155,565	13,108	(g,h)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	111	102	(f,d)
8.00%	02/01/23 - 07/01/24	406	68	(g)
Federal Home Loan Mortgage Corp. STRIPS 5.95%—1 month USD LIBOR
4.79%	03/15/44	1,716,583	343,901	(g,h)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	92	71	(d,f)
1.21%	12/25/42	27,992	1,275	(g,h)
5.00%	02/25/40 - 09/25/40	160,416	18,096	(g)
Federal National Mortgage Assoc. REMIC 6.00%—1 month USD LIBOR
4.78%	07/25/38 - 08/25/42	3,790,639	737,281	(g,h)
Federal National Mortgage Assoc. REMIC 6.60%—1 month USD LIBOR
5.38%	10/25/43	876,934	203,642	(g,h)
Federal National Mortgage Assoc. STRIPS
4.50%	08/25/35 - 01/25/36	43,411	7,680	(g)
5.00%	03/25/38 - 05/25/38	24,292	3,705	(g)
5.50%	12/25/33	5,417	1,065	(g)
6.00%	01/25/35	25,354	5,073	(g)
7.50%	11/25/23	2,305	365	(g)
8.00%	08/25/23 - 07/25/24	825	161	(g)
8.50%	07/25/22	64	8	(g)
8.50%	07/25/22	2	—	(g,**)
9.00%	05/25/22	77	9	(g)
Government National Mortgage Assoc.
5.00%	10/20/37	1,762	—	(g,**)
Government National Mortgage Assoc. REMIC
4.50%	02/20/38 - 08/16/39	146,748	9,343	(g)
5.00%	01/20/38 - 09/20/38	43,703	1,757	(g)
Government National Mortgage Assoc. REMIC 6.80%—1 month USD LIBOR
5.63%	01/16/40	267,893	50,148	(g,h)
			2,430,654

Asset Backed – 0.2%
Citibank Credit Card Issuance Trust 2014-A6
2.15%	07/15/21	675,000	680,514
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	674,000	673,402
			1,353,916

Corporate Notes – 12.6%
21st Century Fox America Inc.
3.38%	11/15/26	85,000	84,805
4.75%	11/15/46	37,000	39,543
6.65%	11/15/37	134,000	176,972
Abbott Laboratories
2.90%	11/30/21	280,000	282,664
3.75%	11/30/26	196,000	200,100
4.90%	11/30/46	92,000	101,679

AbbVie Inc.
2.00%	11/06/18	177,000	177,425
3.20%	05/14/26	196,000	193,705
4.45%	05/14/46	70,000	72,357
4.70%	05/14/45	59,000	62,783
ACCO Brands Corp.
5.25%	12/15/24	143,000	148,541	(b)
Aetna Inc.
3.50%	11/15/24	170,000	175,378
Aflac Inc.
4.00%	10/15/46	72,000	71,049
Agrium Inc.
4.90%	06/01/43	64,000	69,169
Alexandria Real Estate Equities Inc.
3.95%	01/15/28	109,000	110,853
Alibaba Group Holding Ltd.
4.50%	11/28/34	205,000	225,178
Allergan Funding SCS
3.00%	03/12/20	141,000	144,073
3.45%	03/15/22	155,000	159,760
3.80%	03/15/25	104,000	107,582
4.55%	03/15/35	57,000	60,888
4.75%	03/15/45	11,000	11,891
Altria Group Inc.
2.63%	09/16/26	93,000	89,549
2.95%	05/02/23	118,000	118,907
3.88%	09/16/46	51,000	49,614
4.50%	05/02/43	54,000	57,565
America Movil SAB de C.V.
3.13%	07/16/22	200,000	203,818
American Axle & Manufacturing Inc.
6.25%	04/01/25	140,000	136,500	(b)
6.50%	04/01/27	70,000	68,075	(b)
6.63%	10/15/22	53,000	54,325
American Campus Communities Operating Partnership LP
3.35%	10/01/20	103,000	105,664
4.13%	07/01/24	84,000	87,796
American Electric Power Company Inc.
2.95%	12/15/22	270,000	274,858
American Express Co.
3.63%	12/05/24	129,000	132,012
American International Group Inc.
3.75%	07/10/25	164,000	167,062
4.50%	07/16/44	88,000	89,608
4.80%	07/10/45	91,000	97,256
American Tower Corp. (REIT)
3.38%	10/15/26	151,000	147,753
3.40%	02/15/19	406,000	414,496
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%	08/20/26	108,000	110,700
Amgen Inc.
2.20%	05/22/19	238,000	239,464
2.65%	05/11/22	196,000	196,632
4.56%	06/15/48	106,000	111,694
Amkor Technology Inc.
6.63%	06/01/21	368,000	374,900

Anadarko Petroleum Corp.
4.85%	03/15/21	18,000	19,211
6.20%	03/15/40	91,000	104,030
6.60%	03/15/46	19,000	23,461
Anglo American Capital PLC
4.75%	04/10/27	200,000	205,460	(b)
Anheuser-Busch InBev Finance Inc.
2.65%	02/01/21	103,000	104,372
3.65%	02/01/26	438,000	451,301
4.70%	02/01/36	84,000	92,799
4.90%	02/01/46	210,000	237,349
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	213,000	212,674
Anthem Inc.
3.30%	01/15/23	149,000	151,946
Apache Corp.
5.10%	09/01/40	89,000	91,035
Apple Inc.
2.50%	02/09/22	151,000	152,321
2.85%	05/11/24	196,000	196,952
3.35%	02/09/27	128,000	131,062
3.45%	02/09/45	59,000	55,525
3.85%	08/04/46	121,000	121,102
4.25%	02/09/47	33,000	35,053
4.65%	02/23/46	34,000	38,166
Applied Materials Inc.
3.30%	04/01/27	147,000	149,405
4.35%	04/01/47	59,000	62,716
Aramark Services Inc.
5.13%	01/15/24	179,000	188,174
Archer-Daniels-Midland Co.
2.50%	08/11/26	224,000	214,450
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%	09/15/22	200,000	205,300	(b)
Ascension Health
4.85%	11/15/53	46,000	53,367
AstraZeneca PLC
2.38%	11/16/20	60,000	60,340
3.13%	06/12/27	142,000	141,547
3.38%	11/16/25	98,000	100,106
AT&T Inc.
2.45%	06/30/20	120,000	120,591
2.63%	12/01/22	142,000	139,156
3.00%	06/30/22	157,000	157,276
4.25%	03/01/27	111,000	114,761
4.45%	04/01/24	118,000	124,228
4.50%	05/15/35	141,000	138,863
4.80%	06/15/44	113,000	112,136
5.25%	03/01/37	121,000	129,050
5.45%	03/01/47	152,000	163,849
Bank of America Corp.
3.25%	10/21/27	357,000	345,021
3.88%	08/01/25	178,000	184,160
3.95%	04/21/25	157,000	159,093
4.25%	10/22/26	138,000	142,124

Bank of America Corp. 1.16% + 3 month USD LIBOR
3.12%	01/20/23	198,000	200,153	(h)
Bank of America Corp. 1.58% + 3 month USD LIBOR
3.82%	01/20/28	164,000	166,865	(h)
Bank of America Corp. 1.81% + 3 month USD LIBOR
4.24%	04/24/38	204,000	212,382	(h)
Bank of America Corp. 1.99% + 3 month USD LIBOR
4.44%	01/20/48	138,000	146,355	(h)
Barclays PLC
4.34%	01/10/28	200,000	205,901
4.84%	05/09/28	200,000	204,479
Barrick Gold Corp.
4.10%	05/01/23	54,000	58,414
Barrick North America Finance LLC
5.70%	05/30/41	30,000	35,567
Baxalta Inc.
2.88%	06/23/20	149,000	151,368
Becton Dickinson and Co.
2.89%	06/06/22	142,000	142,177
3.70%	06/06/27	99,000	99,155
3.73%	12/15/24	11,000	11,181
4.67%	06/06/47	71,000	73,132
4.69%	12/15/44	7,000	7,219
Berkshire Hathaway Energy Co.
6.13%	04/01/36	364,000	468,134
Berry Plastics Corp.
5.13%	07/15/23	220,000	229,075
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	51,000	59,097
Biogen Inc.
2.90%	09/15/20	56,000	57,195
BMW US Capital LLC
2.00%	04/11/21	80,000	79,272	(b)
2.80%	04/11/26	111,000	107,982	(b)
BNP Paribas S.A.
2.95%	05/23/22	229,000	231,254	(b)
3.80%	01/10/24	200,000	208,233	(b)
Boardwalk Pipelines LP
4.45%	07/15/27	114,000	116,728
BP Capital Markets PLC
1.38%	05/10/18	226,000	225,537
3.22%	11/28/23	152,000	154,344
Brighthouse Financial Inc.
3.70%	06/22/27	77,000	75,819	(b)
4.70%	06/22/47	54,000	53,089	(b)
Brixmor Operating Partnership LP
3.90%	03/15/27	365,000	356,053
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%	01/15/22	89,000	89,786	(b)
3.63%	01/15/24	141,000	144,208	(b)
3.88%	01/15/27	114,000	117,079	(b)
Buckeye Partners LP
3.95%	12/01/26	91,000	90,084
5.60%	10/15/44	43,000	44,446

Burlington Northern Santa Fe LLC
3.65%	09/01/25	100,000	105,253
CalAtlantic Group Inc.
5.25%	06/01/26	215,000	223,062
Calpine Corp.
5.88%	01/15/24	289,000	297,670	(b)
Canadian Natural Resources Ltd.
3.85%	06/01/27	85,000	84,511
4.95%	06/01/47	57,000	57,928
Capital One Financial Corp.
4.20%	10/29/25	257,000	259,168
Cardinal Health Inc.
2.62%	06/15/22	142,000	142,115
3.08%	06/15/24	85,000	85,183
3.41%	06/15/27	142,000	141,394
4.37%	06/15/47	35,000	36,028
Carlson Travel Inc.
6.75%	12/15/23	209,000	212,657	(b)
Caterpillar Inc.
4.30%	05/15/44	93,000	100,443
Catholic Health Initiatives
2.60%	08/01/18	105,000	105,557
4.35%	11/01/42	82,000	74,104
CBL & Associates LP
5.95%	12/15/26	21,000	20,797
CBS Corp.
2.90%	01/15/27	151,000	143,033
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	215,000	229,512	(b)
Celgene Corp.
3.88%	08/15/25	73,000	76,244
5.00%	08/15/45	85,000	95,842
Cenovus Energy Inc.
5.40%	06/15/47	29,000	27,102	(b)
CenturyLink Inc.
5.80%	03/15/22	269,000	279,760
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	347,000	353,072	(b)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	194,000	200,459
4.91%	07/23/25	283,000	305,757
6.38%	10/23/35	29,000	34,409
6.48%	10/23/45	56,000	67,295
Chevron Corp.
3.19%	06/24/23	140,000	144,879
Chubb INA Holdings Inc.
4.35%	11/03/45	61,000	66,985
Cigna Corp.
3.25%	04/15/25	126,000	126,502
Cimarex Energy Co.
3.90%	05/15/27	98,000	98,547
Cisco Systems Inc.
2.50%	09/20/26	150,000	143,853

Citigroup Inc.
1.75%	05/01/18	317,000	316,863
2.05%	12/07/18	240,000	240,364
4.45%	09/29/27	81,000	84,251
4.65%	07/30/45	44,000	47,913
Citigroup Inc. 1.10% + 3 month USD LIBOR
2.28%	05/17/24	276,000	275,717	(h)
Citigroup Inc. 1.56% + 3 month USD LIBOR
3.89%	01/10/28	139,000	141,276	(h)
Citigroup Inc. 1.84% + 3 month USD LIBOR
4.28%	04/24/48	274,000	280,755	(h)
CMS Energy Corp.
4.88%	03/01/44	171,000	190,854
CNA Financial Corp.
5.88%	08/15/20	167,000	183,900
CNH Industrial N.V.
4.50%	08/15/23	215,000	228,437
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	349,000	367,225
Columbia Pipeline Group Inc.
3.30%	06/01/20	90,000	92,209
Comcast Corp.
3.38%	08/15/25	51,000	52,326
4.20%	08/15/34	143,000	151,591
4.60%	08/15/45	142,000	155,070
ConocoPhillips Co.
3.35%	11/15/24	265,000	269,903
5.95%	03/15/46	30,000	37,570
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	155,000	151,971
Constellation Brands Inc.
2.70%	05/09/22	142,000	141,810
3.50%	05/09/27	88,000	87,927
4.50%	05/09/47	42,000	43,296
Costco Wholesale Corp.
3.00%	05/18/27	281,000	280,276
Credit Suisse AG
1.70%	04/27/18	314,000	313,981
Credit Suisse Group Funding Guernsey Ltd.
3.80%	06/09/23	385,000	396,865
CRH America Finance Inc.
3.40%	05/09/27	220,000	220,037	(b)
CSX Corp.
4.50%	08/01/54	87,000	91,351
CVS Health Corp.
3.88%	07/20/25	98,000	101,904
5.13%	07/20/45	194,000	222,706
Daimler Finance North America LLC
2.38%	08/01/18	374,000	376,402	(b)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	215,000	228,841	(b)
Danaher Corp.
4.38%	09/15/45	32,000	35,018

Dell International LLC/EMC Corp.
3.48%	06/01/19	205,000	209,800	(b)
4.42%	06/15/21	152,000	160,227	(b)
6.02%	06/15/26	74,000	81,519	(b)
8.35%	07/15/46	62,000	80,105	(b)
Delphi Automotive PLC
4.40%	10/01/46	75,000	74,893
Deutsche Telekom International Finance BV
2.49%	09/19/23	363,000	352,333	(b)
Devon Energy Corp.
5.00%	06/15/45	66,000	67,319
5.85%	12/15/25	60,000	68,189
Diageo Investment Corp.
2.88%	05/11/22	102,000	104,479
Discover Bank
3.10%	06/04/20	250,000	254,742
Dollar General Corp.
1.88%	04/15/18	280,000	280,208
Dominion Energy Inc.
2.58%	07/01/20	119,000	119,605
3.63%	12/01/24	111,000	113,731
DTE Energy Co.
2.85%	10/01/26	224,000	213,072
Duke Energy Corp.
3.75%	09/01/46	85,000	80,871
Duke Energy Progress LLC
4.15%	12/01/44	100,000	104,833
Eastman Chemical Co.
3.60%	08/15/22	62,000	64,320
Ecopetrol S.A.
5.88%	05/28/45	145,000	133,110
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
1.70%	05/01/20	140,000	140,842	(h)
Electricite de France S.A.
2.15%	01/22/19	368,000	369,200	(b)
Eli Lilly & Co.
3.10%	05/15/27	140,000	141,372
3.70%	03/01/45	28,000	27,698
3.95%	05/15/47	56,000	57,911
Embraer Netherlands Finance BV
5.40%	02/01/27	115,000	120,175
Emera US Finance LP
3.55%	06/15/26	132,000	132,319
4.75%	06/15/46	39,000	41,216
Enable Midstream Partners LP
4.40%	03/15/27	268,000	268,992
Enbridge Energy Partners LP
5.50%	09/15/40	27,000	28,315
Encana Corp.
3.90%	11/15/21	152,000	154,917
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%	10/15/24	210,000	216,300	(b)

Enel Finance International N.V.
2.88%	05/25/22	229,000	229,292	(b)
3.63%	05/25/27	238,000	235,728	(b)
4.75%	05/25/47	200,000	206,084	(b)
Energy Transfer Equity LP
5.88%	01/15/24	571,000	605,260
Energy Transfer LP
5.30%	04/15/47	70,000	69,345
6.50%	02/01/42	103,000	115,185
Entergy Louisiana LLC
3.05%	06/01/31	109,000	105,264
Enterprise Products Operating LLC
3.95%	02/15/27	187,000	193,306
EOG Resources Inc.
4.15%	01/15/26	151,000	158,667	(l)
ERP Operating LP
4.50%	07/01/44	56,000	59,774	(l)
Exelon Corp.
3.50%	06/01/22	235,000	240,999	(l)
4.45%	04/15/46	160,000	165,601	(l)
Express Scripts Holding Co.
3.40%	03/01/27	153,000	147,680	(l)
4.80%	07/15/46	46,000	46,854	(l)
Exxon Mobil Corp.
2.22%	03/01/21	96,000	96,621	(l)
3.04%	03/01/26	74,000	74,641	(l)
FedEx Corp.
4.10%	02/01/45	2,000	1,965	(l)
FirstEnergy Corp.
3.90%	07/15/27	102,000	102,021
4.85%	07/15/47	35,000	35,475
Five Corners Funding Trust
4.42%	11/15/23	273,000	293,130	(b,l)
Florida Power & Light Co.
4.13%	02/01/42	58,000	61,517	(l)
Ford Motor Co.
4.35%	12/08/26	231,000	237,898	(l)
Ford Motor Credit Company LLC
3.22%	01/09/22	360,000	363,162	(l)
Frontier Communications Corp.
7.13%	03/15/19	295,000	307,537	(l)
11.00%	09/15/25	267,000	247,642	(l)
General Dynamics Corp.
2.13%	08/15/26	67,000	62,848	(l)
General Motors Co.
5.20%	04/01/45	29,000	28,488	(l)
General Motors Financial Company Inc.
3.15%	01/15/20	180,000	183,075	(l)
5.25%	03/01/26	219,000	236,566	(l)
Georgia-Pacific LLC
3.60%	03/01/25	9,000	9,280	(b,l)

Gilead Sciences Inc.
1.95%	03/01/22	90,000	88,193	(l)
2.95%	03/01/27	157,000	152,392
3.65%	03/01/26	159,000	163,768	(l)
4.15%	03/01/47	59,000	59,417	(l)
4.80%	04/01/44	54,000	58,924	(l)
Glencore Finance Canada Ltd.
5.55%	10/25/42	45,000	47,925	(b)
Glencore Funding LLC
4.00%	03/27/27	285,000	280,440	(b,l)
Great Plains Energy Inc.
2.50%	03/09/20	168,000	169,556	(l)
3.15%	04/01/22	104,000	105,088	(l)
3.90%	04/01/27	105,000	106,232
4.85%	04/01/47	21,000	21,639
Grupo Televisa SAB
5.00%	05/13/45	200,000	192,645	(l)
Halliburton Co.
3.80%	11/15/25	141,000	144,514	(l)
5.00%	11/15/45	84,000	89,495	(l)
HCA Inc.
4.75%	05/01/23	429,000	453,667	(l)
Hess Corp.
4.30%	04/01/27	77,000	75,220	(l)
5.60%	02/15/41	61,000	60,036	(l)
5.80%	04/01/47	46,000	46,440	(l)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	46,000	48,674	(l)
Honeywell International Inc.
1.40%	10/30/19	152,000	150,976	(l)
2.50%	11/01/26	240,000	230,104	(l)
HSBC Holdings PLC
4.25%	03/14/24	200,000	206,918	(l)
HSBC Holdings PLC 1.06% + 3 month USD LIBOR
3.26%	03/13/23	355,000	361,687	(h,l)
HSBC Holdings PLC 3.75% + USD 5 year Mid-Market Swap Rate
6.00%	12/31/99	220,000	227,480	(h)
HSBC USA Inc.
2.35%	03/05/20	252,000	253,462	(l)
Hyundai Capital America
2.13%	10/02/17	118,000	118,084	(b,l)
3.10%	04/05/22	77,000	77,195	(b,l)
Illinois Tool Works Inc.
3.50%	03/01/24	150,000	157,166	(l)
ING Bank N.V.
2.70%	08/17/20	200,000	202,739	(b,l)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	180,000	184,361	(l)
Ingles Markets Inc.
5.75%	06/15/23	116,000	114,115	(l)
Intel Corp.
2.45%	07/29/20	141,000	143,370	(l)
2.60%	05/19/26	89,000	86,099	(l)
2.88%	05/11/24	280,000	280,988	(l)

International Business Machines Corp.
3.30%	01/27/27	101,000	102,560	(l)
3.63%	02/12/24	177,000	184,728	(l)
International Flavors & Fragrances Inc.
4.38%	06/01/47	42,000	42,823
International Paper Co.
4.40%	08/15/47	141,000	142,124
Interstate Power & Light Co.
3.40%	08/15/25	335,000	338,660
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%	07/15/25	17,000	17,510	(b)
JB Poindexter & Company Inc.
9.00%	04/01/22	83,000	87,046	(b)
JBS USA LUX S.A./JBS USA Finance Inc.
5.75%	06/15/25	124,000	116,560	(b)
Jefferies Group LLC
5.13%	01/20/23	273,000	297,249
6.50%	01/20/43	90,000	101,827
Johnson & Johnson
3.63%	03/03/37	106,000	110,979
Johnson Controls International PLC
4.50%	02/15/47	57,000	60,674
JPMorgan Chase & Co.
2.30%	08/15/21	80,000	79,527
2.55%	10/29/20	128,000	129,063
3.30%	04/01/26	229,000	227,420
3.63%	12/01/27	81,000	80,180
JPMorgan Chase & Co. 1.16% + 3 month USD LIBOR
3.22%	03/01/25	138,000	138,030	(h)
JPMorgan Chase & Co. 1.34% + 3 month USD LIBOR
3.78%	02/01/28	94,000	96,136	(h)
JPMorgan Chase & Co. 1.38% + 3 month USD LIBOR
3.54%	05/01/28	219,000	220,207	(h)
JPMorgan Chase & Co. 3.32% + 3 month USD LIBOR
5.00%	12/29/49	105,000	107,625	(h)
JPMorgan Chase & Co. 3.33% + 3 month USD LIBOR
6.10%	10/29/49	312,000	338,520	(h)
KB Home
7.00%	12/15/21	201,000	225,120
Kinder Morgan Energy Partners LP
3.50%	09/01/23	62,000	62,505
6.38%	03/01/41	60,000	67,732
Kinder Morgan Inc.
3.05%	12/01/19	56,000	56,976
5.05%	02/15/46	60,000	60,332
5.55%	06/01/45	84,000	89,130
Kraft Heinz Foods Co.
3.00%	06/01/26	115,000	110,029
4.38%	06/01/46	116,000	113,052
L Brands Inc.
5.63%	02/15/22	130,000	139,100
Lee Enterprises Inc.
9.50%	03/15/22	300,000	309,000	(b)

Lennar Corp.
4.50%	11/15/19	149,000	154,587
4.75%	05/30/25	150,000	156,750
Levi Strauss & Co.
5.00%	05/01/25	222,000	231,990
Lincoln National Corp.
3.63%	12/12/26	227,000	227,971
Lloyds Banking Group PLC
3.75%	01/11/27	400,000	402,485
Lockheed Martin Corp.
3.55%	01/15/26	129,000	133,683
3.80%	03/01/45	60,000	59,151
4.70%	05/15/46	63,000	70,892
Lowe’s Companies Inc.
3.70%	04/15/46	173,000	167,006
LYB International Finance BV
4.88%	03/15/44	46,000	48,776
LYB International Finance II BV
3.50%	03/02/27	203,000	200,127
Macy’s Retail Holdings Inc.
4.30%	02/15/43	33,000	25,604
Marathon Oil Corp.
3.85%	06/01/25	76,000	74,191
5.90%	03/15/18	76,000	77,947
6.00%	10/01/17	285,000	287,707
Marathon Petroleum Corp.
3.63%	09/15/24	133,000	134,400
Marsh & McLennan Companies Inc.
3.50%	03/10/25	136,000	139,596
Masco Corp.
4.38%	04/01/26	31,000	33,068
McDonald’s Corp.
3.70%	01/30/26	137,000	141,893
4.88%	12/09/45	60,000	66,986
Medtronic Inc.
3.50%	03/15/25	118,000	122,790
4.63%	03/15/45	91,000	102,562
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	88,000	89,545
Merck & Company Inc.
2.75%	02/10/25	264,000	262,932
MetLife Inc.
4.72%	12/15/44	89,000	99,340
MGM Resorts International
5.25%	03/31/20	222,000	235,042
6.63%	12/15/21	370,000	415,325
Microsoft Corp.
1.55%	08/08/21	149,000	145,771
2.40%	08/08/26	168,000	161,697
3.45%	08/08/36	92,000	92,168
3.70%	08/08/46	92,000	91,179
4.00%	02/12/55	134,000	135,925
4.10%	02/06/37	75,000	80,880
4.25%	02/06/47	151,000	163,728

Mizuho Bank Ltd.
2.45%	04/16/19	420,000	422,258	(b)
Mizuho Financial Group Inc.
2.63%	04/12/21	362,000	361,965	(b)
Molson Coors Brewing Co.
2.10%	07/15/21	195,000	191,739
3.00%	07/15/26	142,000	136,596
4.20%	07/15/46	63,000	61,829
Monsanto Co.
4.70%	07/15/64	37,000	37,327
Morgan Stanley
2.45%	02/01/19	130,000	130,872	(l)
2.63%	11/17/21	229,000	228,639	(l)
2.65%	01/27/20	109,000	110,142	(l)
3.63%	01/20/27	133,000	133,849	(l)
3.70%	10/23/24	73,000	74,923	(l)
3.95%	04/23/27	257,000	258,643	(l)
4.10%	05/22/23	297,000	310,015	(l)
4.38%	01/22/47	115,000	120,146	(l)
Morgan Stanley 1.40% + 3 month USD LIBOR
2.55%	10/24/23	276,000	280,792	(h,l)
MPLX LP
4.13%	03/01/27	78,000	78,274
5.20%	03/01/47	46,000	47,177
Mylan N.V.
3.15%	06/15/21	71,000	72,225
3.95%	06/15/26	74,000	74,987
National Retail Properties Inc.
4.00%	11/15/25	131,000	133,972
NCL Corporation Ltd.
4.63%	11/15/20	186,000	190,942	(b)
Newell Brands Inc.
3.85%	04/01/23	153,000	160,620
4.20%	04/01/26	153,000	162,469
5.50%	04/01/46	71,000	85,604
Newmont Mining Corp.
4.88%	03/15/42	109,000	115,320
Nexen Energy ULC
6.40%	05/15/37	39,000	49,683
NextEra Energy Capital Holdings Inc.
3.55%	05/01/27	168,000	170,589
Noble Energy Inc.
3.90%	11/15/24	169,000	173,673
Northern States Power Co.
2.20%	08/15/20	337,000	337,835
Northern Trust Corp. 1.13% + 3 month USD LIBOR
3.38%	05/08/32	138,000	137,956	(h)
Northrop Grumman Corp.
3.85%	04/15/45	33,000	32,774
Novartis Capital Corp.
3.00%	11/20/25	22,000	22,229
4.00%	11/20/45	33,000	34,614

NRG Energy Inc.
6.25%	07/15/22	184,000	188,830
Nucor Corp.
4.13%	09/15/22	61,000	65,250
Occidental Petroleum Corp.
4.10%	02/15/47	76,000	75,801
Omnicom Group Inc.
3.63%	05/01/22	88,000	91,840
Oracle Corp.
1.90%	09/15/21	112,000	111,004
2.40%	09/15/23	106,000	104,609
4.00%	07/15/46	92,000	93,050
4.13%	05/15/45	57,000	58,687
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	100,000	112,250	(b)
Pacific Gas & Electric Co.
3.40%	08/15/24	506,000	521,872
PacifiCorp
6.25%	10/15/37	3,000	3,988
Parker-Hannifin Corp.
3.25%	03/01/27	280,000	282,894	(b)
PepsiCo Inc.
3.45%	10/06/46	57,000	53,639
Perrigo Finance Unlimited Co.
3.90%	12/15/24	200,000	203,094
Petroleos Mexicanos
4.50%	01/23/26	327,000	317,854	(l)
5.38%	03/13/22	180,000	189,495	(b,l)
5.63%	01/23/46	67,000	59,396	(l)
6.38%	01/23/45	91,000	88,725	(l)
6.50%	03/13/27	180,000	193,365	(b)
6.75%	09/21/47	144,000	145,423
PetSmart Inc.
5.88%	06/01/25	210,000	202,387	(b)
Pfizer Inc.
3.00%	12/15/26	199,000	199,577
4.13%	12/15/46	75,000	79,668
4.40%	05/15/44	45,000	49,482
Philip Morris International Inc.
4.13%	03/04/43	117,000	118,183
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	61,000	55,676
Potash Corporation of Saskatchewan Inc.
4.00%	12/15/26	152,000	156,745
PPL Capital Funding Inc.
3.10%	05/15/26	202,000	197,715
Precision Castparts Corp.
4.38%	06/15/45	84,000	91,090
Prologis LP
3.75%	11/01/25	131,000	136,392
Prudential Financial Inc. 3.03% + 3 month USD LIBOR
5.38%	05/15/45	136,000	147,220	(h)
PulteGroup Inc.
5.50%	03/01/26	160,000	170,400

QUALCOMM Inc.
2.10%	05/20/20	142,000	142,644
2.90%	05/20/24	142,000	141,673
3.25%	05/20/27	51,000	51,122
4.30%	05/20/47	57,000	58,190
4.80%	05/20/45	45,000	49,457
Realty Income Corp.
3.00%	01/15/27	200,000	189,441
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	121,000	125,535
RenaissanceRe Finance Inc.
3.45%	07/01/27	96,000	94,411
Reynolds American Inc.
4.45%	06/12/25	80,000	85,882
5.85%	08/15/45	38,000	46,592
Rio Tinto Finance USA PLC
4.13%	08/21/42	71,000	73,366
Rockwell Collins Inc.
2.80%	03/15/22	125,000	126,140
3.20%	03/15/24	140,000	141,876
3.50%	03/15/27	140,000	141,980
4.35%	04/15/47	71,000	74,377
Rogers Communications Inc.
5.00%	03/15/44	51,000	58,321
Royal Bank of Scotland Group PLC 1.48% + 3 month USD LIBOR
3.50%	05/15/23	200,000	201,185	(h)
RPM International Inc.
3.75%	03/15/27	144,000	146,347
Ryder System Inc.
2.45%	09/03/19	304,000	306,778
Sabine Pass Liquefaction LLC
4.20%	03/15/28	343,000	346,575	(b)
5.00%	03/15/27	71,000	75,585
Santander Holdings USA Inc.
2.65%	04/17/20	251,000	250,341
3.70%	03/28/22	274,000	277,511	(b)
Schlumberger Holdings Corp.
3.00%	12/21/20	114,000	116,064	(b)
4.00%	12/21/25	41,000	42,984	(b)
Select Income REIT
4.25%	05/15/24	136,000	134,750
Sempra Energy
3.25%	06/15/27	170,000	167,542
Shell International Finance BV
2.88%	05/10/26	152,000	150,003
3.75%	09/12/46	57,000	54,022
4.13%	05/11/35	84,000	87,556
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	26,000	25,694
3.20%	09/23/26	66,000	64,545
Siemens Financieringsmaatschappij N.V.
3.40%	03/16/27	345,000	352,610	(b)
Simon Property Group LP
3.38%	06/15/27	139,000	138,347

Sinclair Television Group Inc.
5.38%	04/01/21	387,000	397,255
Smithfield Foods Inc.
2.70%	01/31/20	62,000	62,323	(b)
4.25%	02/01/27	153,000	156,910	(b)
Southern California Edison Co.
2.40%	02/01/22	135,000	135,424
Southern Copper Corp.
5.88%	04/23/45	73,000	78,235
Spectra Energy Partners LP
3.38%	10/15/26	75,000	73,318
4.50%	03/15/45	30,000	29,608
Sprint Corp.
7.63%	02/15/25	98,000	112,823
Standard Industries Inc.
5.38%	11/15/24	242,000	255,007	(b)
Statoil ASA
3.95%	05/15/43	84,000	82,324
Sumitomo Mitsui Banking Corp.
1.95%	07/23/18	258,000	258,687
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	148,000	151,700
6.25%	04/15/21	72,000	75,240
SunTrust Banks Inc. 3.10% + 3 month USD LIBOR
5.05%	12/31/99	349,000	354,235	(h)
SUPERVALU Inc.
6.75%	06/01/21	224,000	219,520
Sysco Corp.
3.25%	07/15/27	142,000	139,703
T-Mobile USA Inc.
6.63%	04/01/23	232,000	245,502
Tampa Electric Co.
4.35%	05/15/44	169,000	173,288
Target Corp.
2.50%	04/15/26	151,000	143,168
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	123,000	137,862	(b)
TEGNA Inc.
5.50%	09/15/24	94,000	96,820	(b)
Telefonica Emisiones SAU
4.10%	03/08/27	244,000	252,114
Tenet Healthcare Corp.
6.00%	10/01/20	347,000	371,724
Tesoro Corp.
4.75%	12/15/23	227,000	244,456	(b)
5.13%	12/15/26	108,000	117,461	(b)
Teva Pharmaceutical Finance Netherlands III BV
3.15%	10/01/26	108,000	102,576
4.10%	10/01/46	45,000	41,509
The Allstate Corp.
4.20%	12/15/46	63,000	65,845
The Allstate Corp. 2.94% + 3 month USD LIBOR
5.75%	08/15/53	150,000	164,250	(h)

The Bank of New York Mellon Corp. 0.63% + 3 month USD LIBOR
2.66%	05/16/23	273,000	273,613	(h)
The Bank of New York Mellon Corp. 1.07% + 3 month USD LIBOR
3.44%	02/07/28	136,000	138,025	(h)
The Bank of New York Mellon Corp. 3.13% + 3 month USD LIBOR
4.63%	12/29/49	292,000	294,511	(h)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	400,000	401,131	(b)
The Dow Chemical Co.
4.25%	10/01/34	144,000	148,661
The Estee Lauder Companies Inc.
3.15%	03/15/27	196,000	197,570	(l)
The Goldman Sachs Group Inc.
2.30%	12/13/19	138,000	138,360
2.35%	11/15/21	226,000	223,253	(l)
2.38%	01/22/18	234,000	235,041	(l)
2.63%	04/25/21	182,000	182,345	(l)
2.90%	07/19/18	173,000	174,967	(l)
3.85%	01/26/27	198,000	201,446	(l)
4.25%	10/21/25	46,000	47,553	(l)
4.80%	07/08/44	133,000	147,687	(l)
5.15%	05/22/45	129,000	143,521	(l)
The Goldman Sachs Group Inc. 1.05% + 3 month USD LIBOR
2.91%	06/05/23	276,000	274,905	(h)
The Goldman Sachs Group Inc. 1.51% + 3 month USD LIBOR
3.69%	06/05/28	138,000	138,563	(h)
The Home Depot Inc.
3.35%	09/15/25	180,000	186,929	(l)
3.50%	09/15/56	107,000	97,121	(l)
3.90%	06/15/47	199,000	202,044
The Korea Development Bank
3.38%	09/16/25	200,000	204,099
The Kroger Co.
2.95%	11/01/21	180,000	181,477
The Mosaic Co.
5.63%	11/15/43	30,000	30,666
The Nielsen Company Luxembourg Sarl
5.00%	02/01/25	144,000	147,600	(b)
The Sherwin-Williams Co.
2.25%	05/15/20	138,000	138,298
2.75%	06/01/22	111,000	110,921
3.13%	06/01/24	141,000	141,678
3.45%	06/01/27	138,000	138,983
4.50%	06/01/47	131,000	137,466
The Southern Co.
3.25%	07/01/26	83,000	81,204
4.40%	07/01/46	59,000	60,158
The Southern Co. 3.63% + 3 month USD LIBOR
5.50%	03/15/57	182,000	191,941	(h)
The Toronto-Dominion Bank 2.21% + USD 5 year Swap Rate
3.63%	09/15/31	162,000	160,733	(h)

The Walt Disney Co.
4.13%	06/01/44	61,000	64,123
Time Inc.
5.75%	04/15/22	301,000	311,159	(b)
Time Warner Cable LLC
4.50%	09/15/42	29,000	27,629
6.55%	05/01/37	84,000	100,410
Time Warner Inc.
3.80%	02/15/27	160,000	161,098
5.35%	12/15/43	190,000	209,530
TransCanada PipeLines Ltd.
4.88%	01/15/26	78,000	87,254
Tyco Electronics Group S.A.
2.35%	08/01/19	271,000	272,520
Tyson Foods Inc.
2.65%	08/15/19	60,000	60,759
4.55%	06/02/47	99,000	104,374
U.S. Bancorp 3.49% + 3 month USD LIBOR
5.13%	12/29/49	274,000	291,550	(h)
UBS Group Funding Switzerland AG
2.95%	09/24/20	200,000	204,296	(b)
United Technologies Corp.
2.65%	11/01/26	231,000	224,629
3.75%	11/01/46	53,000	51,977
UnitedHealth Group Inc.
4.75%	07/15/45	112,000	128,835
Vale Overseas Ltd.
4.38%	01/11/22	92,000	93,638
5.88%	06/10/21	184,000	197,524
6.25%	08/10/26	151,000	162,891
6.88%	11/10/39	55,000	58,988
Ventas Realty LP
3.25%	10/15/26	139,000	133,603
Verizon Communications Inc.
4.40%	11/01/34	141,000	139,760
4.67%	03/15/55	98,000	91,746
4.86%	08/21/46	141,000	140,965
5.05%	03/15/34	224,000	237,377
5.15%	09/15/23	179,000	198,804
5.25%	03/16/37	103,000	110,846
Viacom Inc.
3.45%	10/04/26	151,000	145,805
Videotron Ltd./Videotron Ltee
5.13%	04/15/27	15,000	15,413	(b)
Virgin Media Finance PLC
5.75%	01/15/25	202,000	209,575	(b)
Virginia Electric & Power Co.
4.00%	11/15/46	180,000	185,877
Visa Inc.
3.15%	12/14/25	116,000	117,782
4.30%	12/14/45	84,000	92,265
Volkswagen Group of America Finance LLC 0.44% + 3 month USD LIBOR
1.61%	11/20/17	200,000	200,137	(b,h)

W.R. Grace & Co.
5.63%	10/01/24	367,000	392,231	(b)
Wabtec Corp.
3.45%	11/15/26	152,000	149,886	(b)
Wal-Mart Stores Inc.
4.30%	04/22/44	183,000	202,982
Walgreens Boots Alliance Inc.
4.65%	06/01/46	46,000	48,216
WEC Energy Group Inc.
3.55%	06/15/25	250,000	257,820
WellCare Health Plans Inc.
5.25%	04/01/25	168,000	175,980
Wells Fargo & Co.
3.07%	01/24/23	163,000	165,166
3.90%	05/01/45	74,000	74,139
4.75%	12/07/46	139,000	148,619
Wells Fargo & Co. 1.31% + 3 month USD LIBOR
3.58%	05/22/28	138,000	139,442	(h)
Wells Fargo & Co. 3.11% + 3 month USD LIBOR
5.90%	12/29/49	183,000	195,993	(h)
Wells Fargo & Co. 3.99% + 3 month USD LIBOR
5.88%	12/29/49	190,000	209,374	(h)
Western Digital Corp.
7.38%	04/01/23	35,000	38,456	(b)
Westlake Chemical Corp.
3.60%	08/15/26	107,000	106,208
5.00%	08/15/46	47,000	49,714
Williams Partners LP
3.75%	06/15/27	58,000	57,416
3.90%	01/15/25	85,000	85,941
4.90%	01/15/45	46,000	46,121
5.40%	03/04/44	29,000	30,668
Williams Partners LP/ACMP Finance Corp.
4.88%	05/15/23	76,000	78,859
Willis North America Inc.
3.60%	05/15/24	145,000	146,424
Windstream Services LLC
6.38%	08/01/23	259,000	213,837
WPP Finance 2010
3.75%	09/19/24	264,000	270,474
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%	05/15/27	169,000	173,119	(b)
Xilinx Inc.
2.95%	06/01/24	199,000	199,485
XLIT Ltd.
5.25%	12/15/43	114,000	129,386
XPO Logistics Inc.
6.50%	06/15/22	215,000	226,019	(b)
			83,234,509

Non-Agency Collateralized Mortgage Obligations—1.9%
American Tower Trust I (REIT)
1.55%	03/15/43	420,000	419,152	(b)
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	116,451	116,316	(h)

Banc of America Commercial Mortgage Trust 2008-1
6.47%	02/10/51	351,941	354,857	(h)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.56%	11/10/42	9,927	9,917	(h)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	290,000	293,520	(h)
BXP Trust 2017-GM
3.38%	06/13/39	635,000	654,001	(b,k)
CFCRE Commercial Mortgage Trust 2016-C7
3.84%	12/10/54	331,739	346,804
Citigroup Commercial Mortgage Trust 2015-GC33
3.78%	09/10/58	400,000	418,769
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	330,977	325,965
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	1,508,657	1,577,562	(h)
4.03%	12/10/49	287,661	301,903	(h)
COMM 2013-CR12 Mortgage Trust
5.25%	10/10/46	100,000	85,950	(b,h)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	140,000	151,865	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	200,000	216,410	(h)
COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	332,639	277,665	(b,h)
GS Mortgage Securities Trust 2015-GC28
1.29%	02/10/48	2,243,151	128,361	(g,h)
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	215,581	159,018
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	673,000	657,825
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	730,527	762,379
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.86%	12/15/47	918,836	58,315	(g,h)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	90,000	95,342	(h)
JPMBB Commercial Mortgage Securities Trust 2013-C17
5.05%	01/15/47	100,000	93,873	(b,h)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	100,000	87,942	(b,h)
JPMDB Commercial Mortgage Securities Trust 2017-C5
3.69%	03/15/50	676,308	706,550
LB-UBS Commercial Mortgage Trust 2004-C8
0.46%	12/15/39	7,878	17	(b,g,h)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	342,284	342,674	(b)
6.11%	07/15/40	153,562	153,760	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	673,132	483,723	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.54%	02/15/48	2,509,594	185,630	(g,h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.11%	03/15/48	3,075,101	167,229	(g,h)

Morgan Stanley Capital I Trust 2006-IQ11
6.38%	10/15/42	110,000	108,617	(h)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	62,211	62,168	(h)
Morgan Stanley Capital I Trust 2007-IQ16
6.33%	12/12/49	290,000	293,560	(h)
Morgan Stanley Capital I Trust 2008-T29
6.50%	01/11/43	110,000	112,459	(h)
Morgan Stanley Capital I Trust 2016-UBS9
1.40%	03/15/49	2,146,934	160,851	(g,h)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.44%	02/15/48	2,536,393	184,077	(g,h)
Wells Fargo Commercial Mortgage Trust 2017-RB1
3.64%	03/15/50	427,111	443,418
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	5,646	—	(**)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	190,000	202,739
WFRBS Commercial Mortgage Trust 2014-C22
4.06%	09/15/57	443,071	353,084	(b,h)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	578,051	377,482	(b)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	80,000	59,389	(b,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	447,000	476,637	(h)
4.59%	03/15/47	464,977	388,336	(b,h)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	73,319	55,761
			12,911,872

Sovereign Bonds—0.3%
Government of Chile
3.86%	06/21/47	200,000	200,500
Government of Colombia
2.63%	03/15/23	236,000	230,100
5.00%	06/15/45	200,000	201,200
Government of Mexico
3.60%	01/30/25	510,000	516,120
4.00%	10/02/23	108,000	112,919
4.75%	03/08/44	204,000	204,204
Government of Panama
4.00%	09/22/24	200,000	210,000
4.50%	05/15/47	220,000	222,750
Government of Peru
5.63%	11/18/50	109,000	132,054
Government of Philippines
4.20%	01/21/24	200,000	219,104
Government of Uruguay
5.10%	06/18/50	109,011	111,055
			2,360,006

Municipal Bonds and Notes—0.2%
Municipal Electric Authority of Georgia
6.64%	04/01/57	169,000	207,208
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	65,000	68,311
Port Authority of New York & New Jersey
4.46%	10/01/62	350,000	383,019
South Carolina State Public Service Authority
6.45%	01/01/50	120,000	137,522
State of California
5.70%	11/01/21	175,000	199,493
State of Illinois
5.10%	06/01/33	75,000	70,209
			1,065,762

FNMA (TBA)—0.0% *
Lehman
5.50%	TBA	60,172	1,300	(j,k)

Total Bonds and Notes
(Cost $200,083,320)			201,957,735

		Number of Shares	Fair Value
Exchange Traded & Mutual Funds—40.7%
SPDR Bloomberg Barclays High Yield Bond ETF		632,267	23,520,333	(m)
State Street Equity 500 Index Portfolio II		17,730,650	219,150,839	(m)
Vanguard FTSE Emerging Markets ETF		664,535	27,132,964	(l)

Total Exchange Traded & Mutual Funds
(Cost $249,396,489)			269,804,136

Total Investments in Securities
(Cost $559,323,492)			602,080,758

Short-Term Investments—11.8%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.92%
(Cost $78,336,037)		78,336,037	78,336,037	(d,m)

Total Investments
(Cost $637,659,529)			680,416,795

Liabilities in Excess of Other Assets, net—(2.6)%			(17,554,663)

NET ASSETS—100.0%			$662,862,132

Other Information:

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$3,918	5.00%	12/20/21	$(299,447)	$(149,868)	$(149,579)
Markit CDX North America Investment Grade Index	CME Group Inc.	$8,623	1.00%	06/20/22	$(161,860)	$(138,476)	$(23,384)

							$(172,963)

The Fund had the following long futures contracts open at June 30, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Mini Index Futures	September 2017	36	$3,401,280	$(23,039)
S&P Mid 400 Emini Index Futures	September 2017	86	15,016,460	85,017
2 Yr. U.S. Treasury Notes Futures	September 2017	15	3,241,641	(4,967)
5 Yr. U.S. Treasury Notes Futures	September 2017	76	8,955,531	(26,741)
10 Yr. U.S. Treasury Notes Futures	September 2017	164	20,587,125	(168,705)

				$(138,435)

The Fund had the following short futures contracts open at June 30, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	September 2017	19	$(2,920,063)	$(7,347)
Ultra Long-Term U.S. Treasury Bond Futures	September 2017	44	$(7,298,500)	(89,746)
10 Yr. U.S. Treasury Ultra Futures	September 2017	72	(9,706,500)	43,401

				$(53,692)

				$(192,127)

The Fund was invested in the following countries/territories at June 30, 2017 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	78.14%
Japan	4.96%
United Kingdom	2.65%
France	2.12%
Germany	1.82%
Switzerland	1.56%
Netherlands	1.37%
Sweden	0.71%
China	0.66%
Canada	0.66%
India	0.64%
South Korea	0.45%
Taiwan	0.42%
Hong Kong	0.42%
Spain	0.39%
Mexico	0.36%
South Africa	0.35%
Ireland	0.33%
Norway	0.29%
Italy	0.26%
Luxembourg	0.19%
Belgium	0.18%
Portugal	0.16%

Australia	0.16%
Brazil	0.09%
Colombia	0.08%
Cayman Islands	0.07%
Russian Federation	0.07%
Panama	0.06%
Guernsey	0.06%
Philippines	0.05%
Indonesia	0.05%
Jersey	0.04%
Chile	0.03%
Bermuda	0.03%
Peru	0.02%
Malaysia	0.02%
Uruguay	0.02%
Argentina	0.02%
Hungary	0.01%
Thailand	0.01%
Turkey	0.01%
Poland	0.01%
Barbados	0.00	%***

	100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2017 (unaudited):

Industry	Domestic	Foreign	Total
Investment Companies & Mutual Funds	32.21%	0.00%	32.21%
Exchange Traded Funds	7.44%	0.00%	7.44%
Diversified Banks	0.04%	2.42%	2.46%
Pharmaceuticals	0.00%	1.13%	1.13%
Packaged Foods & Meats	0.00%	0.87%	0.87%
Building Products	0.00%	0.80%	0.80%
Wireless Telecommunication Services	0.00%	0.78%	0.78%
Life & Health Insurance	0.00%	0.70%	0.70%
Semiconductors	0.00%	0.63%	0.63%
Specialty Chemicals	0.00%	0.60%	0.60%
Electrical Components & Equipment	0.00%	0.60%	0.60%
Electronic Equipment & Instruments	0.00%	0.59%	0.59%
Integrated Oil & Gas	0.00%	0.57%	0.57%
Construction Machinery & Heavy Trucks	0.00%	0.55%	0.55%
Diversified Real Estate Activities	0.00%	0.51%	0.51%
Internet Software & Services	0.00%	0.48%	0.48%
Semiconductor Equipment	0.00%	0.40%	0.40%
Property & Casualty Insurance	0.00%	0.38%	0.38%
Electric Utilities	0.00%	0.36%	0.36%
Industrial Machinery	0.00%	0.35%	0.35%
Movies & Entertainment	0.00%	0.34%	0.34%
Biotechnology	0.00%	0.33%	0.33%
Cable & Satellite	0.00%	0.33%	0.33%
Diversified Metals & Mining	0.00%	0.32%	0.32%
Personal Products	0.00%	0.31%	0.31%

Application Software	0.00%	0.31%	0.31%
Home Building	0.00%	0.31%	0.31%
Technology Hardware, Storage & Peripherals	0.00%	0.30%	0.30%
Construction Materials	0.00%	0.29%	0.29%
Auto Parts & Equipment	0.00%	0.28%	0.28%
Oil & Gas Exploration & Production	0.00%	0.27%	0.27%
Multi-Line Insurance	0.00%	0.27%	0.27%
Security & Alarm Services	0.00%	0.27%	0.27%
Leisure Products	0.00%	0.27%	0.27%
Healthcare Equipment	0.00%	0.26%	0.26%
Healthcare Services	0.00%	0.25%	0.25%
Automobile Manufacturers	0.00%	0.23%	0.23%
Aerospace & Defense	0.00%	0.23%	0.23%
Communications Equipment	0.00%	0.21%	0.21%
Internet & Direct Marketing Retail	0.00%	0.21%	0.21%
Brewers	0.00%	0.18%	0.18%
Electronic Components	0.00%	0.17%	0.17%
Advertising	0.00%	0.16%	0.16%
Asset Management & Custody Banks	0.00%	0.09%	0.09%
Thrifts & Mortgage Finance	0.00%	0.03%	0.03%
IT Consulting & Other Services	0.00%	0.03%	0.03%
Department Stores	0.00%	0.02%	0.02%
Diversified Support Services	0.00%	0.02%	0.02%
Diversified Chemicals	0.00%	0.02%	0.02%
Hypermarkets & Super Centers	0.00%	0.01%	0.01%
Restaurants	0.00%	0.01%	0.01%
Food Retail	0.00%	0.01%	0.01%
Real Estate Development	0.00%	0.01%	0.01%
Education Services	0.00%	0.01%	0.01%
Soft Drinks	0.00%	0.01%	0.01%
Other Diversified Financial Services	0.00%	0.01%	0.01%
Footwear	0.00%	0.01%	0.01%
Construction & Engineering	0.00%	0.01%	0.01%

			58.81%

Sector	Percentage (based on Fair Value)
Corporate Notes	12.23%
Agency Mortgage Backed	7.70%
U.S. Treasuries	6.78%
Non-Agency Collateralized Mortgage Obligations	1.90%
Agency Collateralized Mortgage Obligations	0.36%
Sovereign Bonds	0.35%
Asset Backed	0.20%
Municipal Bonds and Notes	0.16%
FNMA (TBA)	0.00	%***

	29.68%

Short-Term Investments
Short-Term Investments	11.51%

	11.51%

	100.00%

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
SPDR Bloomberg Barclays High Yield Bond ETF	632,267	$23,216,844	—	—	632,267	$23,520,333	$—	$—
State Street Equity 500 Index Portfolio II	—	—	23,471,889	5,741,239	17,730,650	219,150,839	—	5,600,661
State Street Institutional U.S. Government Money Market Fund—Class G Shares	85,905,257	85,905,257	192,538,739	200,107,959	78,336,037	78,336,037	275,097	—

		$109,122,101				$321,007,209	$275,097	$5,600,661

State Street Institutional Income Fund

Schedule of Investments—June 30, 2017 (Unaudited)

Bonds and Notes—98.4% †		Principal Amount	Fair Value

U.S. Treasuries—21.7%
U.S. Treasury Bond
2.50%	05/15/46	$4,408,900	$4,109,059
U.S. Treasury Notes
0.88%	03/31/18 - 10/15/18	5,999,100	5,975,734	(l)
1.25%	12/31/18	1,889,800	1,886,773	(l)
1.38%	12/15/19	10,376,200	10,353,912	(l)
1.88%	04/30/22	4,714,800	4,713,513	(l)
2.00%	07/31/22	4,652,000	4,672,171
2.00%	05/31/24	14,483,800	14,363,295	(l)
2.25%	02/15/27	1,984,400	1,975,563	(l)
2.38%	05/15/27	1,194,000	1,201,695	(l)
			49,251,715

Agency Mortgage Backed—25.4%
Federal Home Loan Mortgage Corp.
3.50%	12/01/46	8,157,082	8,384,216
4.50%	06/01/33 - 02/01/35	10,545	11,336	(l)
5.00%	07/01/35 - 06/01/41	949,360	1,051,092	(l)
5.50%	05/01/20 - 04/01/39	50,795	55,301	(l)
5.50%	01/01/38	234,825	268,093
6.00%	08/01/17 - 11/01/37	308,068	351,761	(l)
6.00%	07/01/19 - 06/01/37	169,472	194,984
6.50%	08/01/29 - 10/01/33	1,608	1,798	(l)
7.00%	06/01/29 - 08/01/36	66,810	74,180	(l)
7.50%	01/01/30 - 09/01/33	1,978	2,069	(l)
8.00%	11/01/30	13,118	14,697	(l)
8.50%	04/01/30	18,183	21,675	(l)
9.50%	04/01/21	19	20	(l)
Federal National Mortgage Assoc.
3.00%	02/01/43 - 06/01/43	8,873,415	8,919,777	(l)
3.50%	11/01/42 - 08/01/45	2,733,919	2,817,578	(l)
4.00%	05/01/19 - 03/01/44	5,771,868	6,106,425	(l)
4.50%	05/01/18 - 01/01/41	4,226,058	4,560,836	(l)
5.00%	07/01/20 - 06/01/41	1,550,347	1,717,919	(l)
5.50%	06/01/20 - 04/01/38	1,319,647	1,469,279	(l)
6.00%	05/01/19 - 08/01/35	904,911	1,030,691	(l)
6.50%	07/01/17 - 08/01/36	84,946	94,174	(l)
7.00%	08/01/17 - 02/01/34	9,208	9,796	(l)
7.50%	12/01/23 - 12/01/33	51,804	56,931	(l)
8.00%	07/01/25 - 01/01/33	12,395	13,534	(l)
9.00%	12/01/22	1,395	1,494	(l)
Federal National Mortgage Assoc. 1.25% + USD COF11
5.50%	10/01/24	6,346	6,418	(h,l)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35%	04/01/37	2,429	2,500	(h,l)
Federal National Mortgage Assoc. TBA
2.50%	TBA	3,494,409	3,511,881	(c)
3.00%	TBA	2,355,920	2,400,933	(c)
4.00%	TBA	1,095,950	1,151,861	(c)

Government National Mortgage Assoc.
3.50%	05/20/43	2,395,097	2,490,764	(l)
4.00%	01/20/41 - 04/20/43	2,523,017	2,672,660	(l)
4.50%	08/15/33 - 05/20/40	472,549	508,062	(l)
5.00%	08/15/33	34,134	37,507	(l)
6.00%	04/15/27 - 09/15/36	222,923	257,749	(l)
6.50%	04/15/19 - 09/15/36	89,491	98,348	(l)
7.00%	10/15/27 - 10/15/36	44,966	49,332	(l)
7.50%	01/15/23 - 11/15/31	8,659	8,945	(l)
8.00%	05/15/30 - 09/15/30	413	451	(l)
8.50%	10/15/17	1	1	(l)
9.00%	11/15/17 - 12/15/21	535	583	(l)
3.00%	TBA	4,342,412	4,385,836	(c)
3.50%	TBA	2,502,833	2,591,801	(c)
5.50%	TBA	255,000	283,224	(c)
			57,688,512

Agency Collateralized Mortgage Obligations—1.3%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	824,849	1,718	(g,h)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	630,705	47,524	(g)
5.50%	06/15/33	35,401	7,003	(g)
7.50%	07/15/27	3,816	605	(g)
8.00%	04/15/20	1	1
Federal Home Loan Mortgage Corp. REMIC 6.00%—1 month USD LIBOR
4.84%	08/15/43	1,364,763	274,280	(g,h)
Federal Home Loan Mortgage Corp. REMIC 6.10%—1 month USD LIBOR
4.94%	06/15/41 - 08/15/46	5,072,435	770,532	(g,h)
Federal Home Loan Mortgage Corp. REMIC 6.20%—1 month USD LIBOR
5.04%	10/15/42	1,035,514	195,324	(g,h)
Federal Home Loan Mortgage Corp. REMIC 6.60%—1 month USD LIBOR
5.44%	08/15/25	244,618	20,612	(g,h)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	878	809	(f,d)
8.00%	02/01/23 - 07/01/24	3,047	510	(g)
Federal Home Loan Mortgage Corp. STRIPS 5.95%—1 month USD LIBOR
4.79%	03/15/44	1,867,430	374,121	(g,h)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	130	101	(d,f)
1.21%	12/25/42	159,997	7,286	(g,h)
5.00%	02/25/40 - 09/25/40	271,578	31,852	(g)
8.00%	05/25/22	4	60	(g)
Federal National Mortgage Assoc. REMIC 6.00%—1 month USD LIBOR
4.78%	07/25/38 - 08/25/42	4,289,923	832,384	(g,h)
Federal National Mortgage Assoc. REMIC 6.60%—1 month USD LIBOR
5.38%	10/25/43	953,843	221,502	(g,h)
Federal National Mortgage Assoc. REMIC 7.50%—1 month USD LIBOR
6.28%	05/25/18	5,104	73	(g,h)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	16,651	14,813	(d,f)
4.50%	08/25/35 - 01/25/36	117,253	20,745	(g)
5.00%	03/25/38 - 05/25/38	65,230	9,945	(g)
5.50%	12/25/33	16,086	3,164	(g)

6.00%	01/25/35	68,590	13,726	(g)
7.50%	11/25/23	14,314	2,267	(g)
8.00%	08/25/23 - 07/25/24	6,050	1,188	(g)
8.50%	07/25/22	125	15	(g)
8.50%	07/25/22	4	—	(g,**)
9.00%	05/25/22	109	12	(g)
Government National Mortgage Assoc. REMIC
4.50%	02/20/38 - 08/16/39	286,740	18,178	(g)
5.00%	01/20/38 - 09/20/38	113,995	4,583	(g)
Government National Mortgage Assoc. REMIC 6.80%—1 month USD LIBOR
5.63%	01/16/40	333,695	62,466	(g,h)
			2,937,399

Asset Backed—0.8%
Chase Funding Trust 2004-1
3.99%	11/25/33	226,908	233,276	(i)
Citibank Credit Card Issuance Trust 2014-A6
2.15%	07/15/21	763,000	769,233
Citibank Credit Card Issuance Trust 2016-A1
1.75%	11/19/21	759,000	758,327
			1,760,836

Corporate Notes—40.8%
21st Century Fox America Inc.
3.38%	11/15/26	116,000	115,734
4.75%	11/15/46	50,000	53,437
6.65%	11/15/37	177,000	233,762
Abbott Laboratories
2.90%	11/30/21	403,000	406,835	(l)
3.75%	11/30/26	274,000	279,731	(l)
4.90%	11/30/46	125,000	138,151	(l)
AbbVie Inc.
2.00%	11/06/18	236,000	236,567	(l)
3.20%	05/14/26	194,000	191,728	(l)
4.45%	05/14/46	97,000	100,266	(l)
4.70%	05/14/45	70,000	74,488	(l)
ACCO Brands Corp.
5.25%	12/15/24	251,000	260,726	(b,l)
Aetna Inc.
3.50%	11/15/24	224,000	231,087	(l)
Aflac Inc.
4.00%	10/15/46	94,000	92,758	(l)
Agrium Inc.
4.90%	06/01/43	75,000	81,058	(l)
Alexandria Real Estate Equities Inc.
3.95%	01/15/28	159,000	161,702	(l)
Alibaba Group Holding Ltd.
4.50%	11/28/34	205,000	225,178	(l)
Allergan Funding SCS
3.00%	03/12/20	178,000	181,879	(l)
3.45%	03/15/22	173,000	178,312	(l)
3.80%	03/15/25	111,000	114,823	(l)
4.55%	03/15/35	64,000	68,365
4.75%	03/15/45	14,000	15,133	(l)

Altria Group Inc.
2.63%	09/16/26	127,000	122,287	(l)
2.95%	05/02/23	173,000	174,330	(l)
3.88%	09/16/46	58,000	56,424	(l)
4.50%	05/02/43	85,000	90,612	(l)
American Axle & Manufacturing Inc.
6.25%	04/01/25	168,000	163,800	(b)
6.50%	04/01/27	84,000	81,690	(b)
6.63%	10/15/22	56,000	57,400	(l)
American Campus Communities Operating Partnership LP
3.35%	10/01/20	136,000	139,517
4.13%	07/01/24	98,000	102,429	(l)
American Electric Power Company Inc.
2.95%	12/15/22	341,000	347,135	(l)
American Express Co.
3.63%	12/05/24	188,000	192,390	(l)
American International Group Inc.
4.50%	07/16/44	104,000	105,900	(l)
4.80%	07/10/45	96,000	102,600	(l)
American Tower Corp. (REIT)
3.38%	10/15/26	191,000	186,892	(l)
3.40%	02/15/19	441,000	450,229	(l)
AmeriGas Partners LP/AmeriGas Finance Corp.
5.88%	08/20/26	192,000	196,800	(l)
Amgen Inc.
2.20%	05/22/19	211,000	212,298	(l)
2.65%	05/11/22	225,000	225,726	(l)
4.56%	06/15/48	146,000	153,842	(l)
Amkor Technology Inc.
6.63%	06/01/21	438,000	446,212	(l)
Anadarko Petroleum Corp.
4.85%	03/15/21	23,000	24,547	(l)
6.20%	03/15/40	126,000	144,042	(l)
6.60%	03/15/46	23,000	28,400	(l)
Anglo American Capital PLC
4.75%	04/10/27	200,000	205,460	(b,l)
Anheuser-Busch InBev Finance Inc.
3.65%	02/01/26	416,000	428,633	(l)
4.70%	02/01/36	96,000	106,056	(l)
4.90%	02/01/46	183,000	206,832	(l)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	153,000	152,766	(l)
Anthem Inc.
3.30%	01/15/23	182,000	185,599
Apache Corp.
5.10%	09/01/40	106,000	108,424	(l)
Apple Inc.
2.50%	02/09/22	248,000	250,170	(l)
2.85%	05/11/24	225,000	226,092	(l)
3.35%	02/09/27	175,000	179,187	(l)
3.45%	02/09/45	96,000	90,346	(l)
3.85%	08/04/46	83,000	83,070	(l)
4.25%	02/09/47	52,000	55,235	(l)

Applied Materials Inc.
3.30%	04/01/27	143,000	145,340	(l)
4.35%	04/01/47	67,000	71,220	(l)
Aramark Services Inc.
5.13%	01/15/24	322,000	338,502	(l)
Archer-Daniels-Midland Co.
2.50%	08/11/26	316,000	302,528	(l)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.25%	09/15/22	250,000	256,625	(b,l)
Ascension Health
4.85%	11/15/53	64,000	74,250	(l)
AstraZeneca PLC
2.38%	11/16/20	57,000	57,323	(l)
3.13%	06/12/27	161,000	160,486	(l)
3.38%	11/16/25	119,000	121,557	(l)
AT&T Inc.
2.45%	06/30/20	157,000	157,773	(l)
2.63%	12/01/22	161,000	157,775	(l)
3.00%	06/30/22	113,000	113,199	(l)
4.25%	03/01/27	180,000	186,099	(l)
4.45%	04/01/24	160,000	168,444	(l)
4.50%	05/15/35	177,000	174,318	(l)
4.80%	06/15/44	139,000	137,937	(l)
5.25%	03/01/37	167,000	178,110	(l)
5.45%	03/01/47	143,000	154,148	(l)
Bank of America Corp.
3.25%	10/21/27	374,000	361,450	(l)
3.88%	08/01/25	202,000	208,990	(l)
3.95%	04/21/25	200,000	202,666	(l)
4.25%	10/22/26	165,000	169,930	(l)
Bank of America Corp. 1.16% + 3 month USD LIBOR
3.12%	01/20/23	270,000	272,936	(h,l)
Bank of America Corp. 1.58% + 3 month USD LIBOR
3.82%	01/20/28	48,000	48,839	(h,l)
Bank of America Corp. 1.81% + 3 month USD LIBOR
4.24%	04/24/38	234,000	243,615	(h,l)
Bank of America Corp. 1.99% + 3 month USD LIBOR
4.44%	01/20/48	194,000	205,745	(h,l)
Barclays PLC
4.34%	01/10/28	200,000	205,901	(l)
4.84%	05/09/28	200,000	204,479	(l)
Barrick Gold Corp.
4.10%	05/01/23	68,000	73,558	(l)
Barrick North America Finance LLC
5.70%	05/30/41	42,000	49,794	(l)
Baxalta Inc.
2.88%	06/23/20	173,000	175,749	(l)
Becton Dickinson and Co.
2.89%	06/06/22	161,000	161,200	(l)
3.70%	06/06/27	113,000	113,177	(l)
3.73%	12/15/24	12,000	12,198	(l)
4.67%	06/06/47	80,000	82,402	(l)
4.69%	12/15/44	7,000	7,219	(l)

Berkshire Hathaway Energy Co.
6.13%	04/01/36	156,000	200,629
Berry Plastics Corp.
5.13%	07/15/23	260,000	270,725	(l)
Biogen Inc.
2.90%	09/15/20	59,000	60,259	(l)
BMW US Capital LLC
2.00%	04/11/21	85,000	84,227	(b,l)
2.80%	04/11/26	127,000	123,547	(b,l)
BNP Paribas S.A.
2.95%	05/23/22	262,000	264,579	(b,l)
3.80%	01/10/24	200,000	208,233	(l,b)
Boardwalk Pipelines LP
4.45%	07/15/27	159,000	162,805	(l)
BP Capital Markets PLC
1.38%	05/10/18	174,000	173,643	(l)
3.22%	11/28/23	193,000	195,977	(l)
Brighthouse Financial Inc.
3.70%	06/22/27	92,000	90,588	(b,l)
4.70%	06/22/47	63,000	61,938	(b,l)
Brixmor Operating Partnership LP
3.90%	03/15/27	505,000	492,622	(l)
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.00%	01/15/22	155,000	156,369	(b,l)
3.63%	01/15/24	214,000	218,868	(b,l)
3.88%	01/15/27	115,000	118,106	(b,l)
Buckeye Partners LP
3.95%	12/01/26	125,000	123,741	(l)
5.60%	10/15/44	59,000	60,984	(l)
CalAtlantic Group Inc.
5.25%	06/01/26	386,000	400,475	(l)
Calpine Corp.
5.88%	01/15/24	262,000	269,860	(b,l)
Canadian Natural Resources Ltd.
3.85%	06/01/27	96,000	95,448	(l)
4.95%	06/01/47	64,000	65,042	(l)
Canadian Pacific Railway Co.
2.90%	02/01/25	105,000	104,071	(l)
Capital One Financial Corp.
4.20%	10/29/25	321,000	323,707	(l)
Cardinal Health Inc.
2.62%	06/15/22	161,000	161,130	(l)
3.08%	06/15/24	96,000	96,207	(l)
3.41%	06/15/27	161,000	160,313	(l)
4.37%	06/15/47	41,000	42,205	(l)
Carlson Travel Inc.
6.75%	12/15/23	252,000	256,410	(b,l)
Caterpillar Inc.
4.30%	05/15/44	107,000	115,563	(l)
Catholic Health Initiatives
2.60%	08/01/18	130,000	130,690
4.35%	11/01/42	129,000	116,578

CBL & Associates LP
5.95%	12/15/26	32,000	31,690	(l)
CBS Corp.
2.90%	01/15/27	191,000	180,923	(l)
CCO Holdings LLC/CCO Holdings Capital Corp.
5.88%	04/01/24	399,000	425,932	(b,l)
Celgene Corp.
3.88%	08/15/25	68,000	71,022	(l)
5.00%	08/15/45	114,000	128,541	(l)
Cenovus Energy Inc.
5.40%	06/15/47	33,000	30,841	(b,l)
CenturyLink Inc.
5.80%	03/15/22	50,000	52,000	(l)
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.13%	12/15/21	485,000	493,487	(b,l)
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58%	07/23/20	251,000	259,357	(l)
4.91%	07/23/25	250,000	270,103	(l)
6.38%	10/23/35	36,000	42,715	(l)
6.48%	10/23/45	71,000	85,321	(l)
Chevron Corp.
3.19%	06/24/23	178,000	184,203	(l)
Chubb INA Holdings Inc.
4.35%	11/03/45	79,000	86,751	(l)
Cigna Corp.
3.25%	04/15/25	177,000	177,706	(l)
Cimarex Energy Co.
3.90%	05/15/27	111,000	111,619	(l)
Cisco Systems Inc.
2.50%	09/20/26	191,000	183,173	(l)
Citigroup Inc.
2.05%	12/07/18	321,000	321,487	(l)
4.45%	09/29/27	194,000	201,786	(l)
Citigroup Inc. 1.10% + 3 month USD LIBOR
2.28%	05/17/24	312,000	311,680	(h,l)
Citigroup Inc. 1.56% + 3 month USD LIBOR
3.89%	01/10/28	196,000	199,209	(h,l)
Citigroup Inc. 1.84% + 3 month USD LIBOR
4.28%	04/24/48	310,000	317,643	(h,l)
CMS Energy Corp.
4.88%	03/01/44	215,000	239,963	(l)
CNA Financial Corp.
5.88%	08/15/20	303,000	333,663	(l)
CNH Industrial N.V.
4.50%	08/15/23	380,000	403,750	(l)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	433,000	455,612
Columbia Pipeline Group Inc.
3.30%	06/01/20	100,000	102,454	(l)
Comcast Corp.
4.20%	08/15/34	174,000	184,454	(l)
4.60%	08/15/45	178,000	194,383	(l)
ConocoPhillips Co.
3.35%	11/15/24	122,000	124,257	(l)
5.95%	03/15/46	43,000	53,850	(l)

Consolidated Edison Company of New York Inc.
2.90%	12/01/26	150,000	147,068	(l)
Constellation Brands Inc.
2.70%	05/09/22	162,000	161,784	(l)
3.50%	05/09/27	101,000	100,916	(l)
4.50%	05/09/47	49,000	50,512	(l)
Costco Wholesale Corp.
3.00%	05/18/27	321,000	320,173	(l)
Credit Suisse AG
1.70%	04/27/18	391,000	390,977	(l)
Credit Suisse Group Funding Guernsey Ltd.
3.80%	06/09/23	275,000	283,475	(l)
CRH America Finance Inc.
3.40%	05/09/27	220,000	220,037	(b,l)
CSX Corp.
4.50%	08/01/54	104,000	109,201	(l)
CVS Health Corp.
3.88%	07/20/25	106,000	110,223	(l)
5.13%	07/20/45	252,000	289,288	(l)
Daimler Finance North America LLC
2.38%	08/01/18	333,000	335,139	(b,l)
Dana Financing Luxembourg Sarl
6.50%	06/01/26	386,000	410,849	(b,l)
Danaher Corp.
4.38%	09/15/45	47,000	51,432	(l)
Dell International LLC/EMC Corp.
3.48%	06/01/19	320,000	327,493	(b,l)
4.42%	06/15/21	194,000	204,500	(b,l)
6.02%	06/15/26	103,000	113,466	(b,l)
8.35%	07/15/46	62,000	80,105	(b,l)
Delphi Automotive PLC
4.40%	10/01/46	104,000	103,851	(l)
Deutsche Telekom International Finance BV
2.49%	09/19/23	303,000	294,096	(b,l)
Devon Energy Corp.
5.00%	06/15/45	97,000	98,938	(l)
5.85%	12/15/25	54,000	61,370	(l)
Diageo Investment Corp.
2.88%	05/11/22	164,000	167,985	(l)
Discover Bank
3.10%	06/04/20	298,000	303,653	(l)
Dollar General Corp.
1.88%	04/15/18	354,000	354,263	(l)
Dominion Energy Inc.
2.58%	07/01/20	136,000	136,692	(l)
3.63%	12/01/24	124,000	127,050	(l)
DTE Energy Co.
2.85%	10/01/26	151,000	143,634	(l)
Duke Energy Corp.
3.75%	09/01/46	100,000	95,143	(l)
Duke Energy Progress LLC
4.15%	12/01/44	130,000	136,283	(l)
Eastman Chemical Co.
3.60%	08/15/22	71,000	73,657	(l)

Ecopetrol S.A.
5.88%	05/28/45	198,000	181,764
EI du Pont de Nemours & Co. 0.53% + 3 month USD LIBOR
1.70%	05/01/20	159,000	159,956	(h,l)
Electricite de France S.A.
2.15%	01/22/19	392,000	393,278	(b)
Eli Lilly & Co.
3.10%	05/15/27	159,000	160,559	(l)
3.70%	03/01/45	35,000	34,622	(l)
3.95%	05/15/47	64,000	66,184	(l)
Embraer Netherlands Finance BV
5.40%	02/01/27	126,000	131,670	(l)
Emera US Finance LP
3.55%	06/15/26	103,000	103,249	(l)
4.75%	06/15/46	50,000	52,841	(l)
Enable Midstream Partners LP
4.40%	03/15/27	303,000	304,122	(l)
Enbridge Energy Partners LP
5.50%	09/15/40	38,000	39,851	(l)
Encana Corp.
3.90%	11/15/21	191,000	194,665	(l)
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%	10/15/24	251,000	258,530	(b,l)
Enel Finance International N.V.
2.88%	05/25/22	262,000	262,334	(b,l)
3.63%	05/25/27	271,000	268,413	(b,l)
Energy Transfer Equity LP
5.88%	01/15/24	610,000	646,600	(l)
Energy Transfer LP
5.30%	04/15/47	97,000	96,092	(l)
6.50%	02/01/42	177,000	197,939	(l)
Entergy Louisiana LLC
3.05%	06/01/31	76,000	73,395	(l)
Enterprise Products Operating LLC
3.95%	02/15/27	159,000	164,362	(l)
EOG Resources Inc.
4.15%	01/15/26	187,000	196,495	(l)
ERP Operating LP
4.50%	07/01/44	71,000	75,785	(l)
Exelon Corp.
3.50%	06/01/22	270,000	276,892	(l)
4.45%	04/15/46	145,000	150,076	(l)
Express Scripts Holding Co.
3.40%	03/01/27	191,000	184,359	(l)
4.80%	07/15/46	61,000	62,133	(l)
Exxon Mobil Corp.
2.22%	03/01/21	150,000	150,970
3.04%	03/01/26	95,000	95,823
FedEx Corp.
4.10%	02/01/45	2,000	1,965
FirstEnergy Corp.
3.90%	07/15/27	66,000	66,013
4.85%	07/15/47	41,000	41,556

Five Corners Funding Trust
4.42%	11/15/23	365,000	391,914	(b)
Florida Power & Light Co.
4.13%	02/01/42	134,000	142,124
Ford Motor Co.
4.35%	12/08/26	243,000	250,256
Ford Motor Credit Company LLC
3.22%	01/09/22	455,000	458,997
Frontier Communications Corp.
7.13%	03/15/19	407,000	424,297
11.00%	09/15/25	265,000	245,787
General Dynamics Corp.
2.13%	08/15/26	125,000	117,254
General Motors Co.
5.20%	04/01/45	36,000	35,365
General Motors Financial Company Inc.
3.15%	01/15/20	233,000	236,981
5.25%	03/01/26	195,000	210,641
Georgia-Pacific LLC
3.60%	03/01/25	49,000	50,525	(b)
Gilead Sciences Inc.
1.95%	03/01/22	125,000	122,490
2.95%	03/01/27	181,000	175,687
3.65%	03/01/26	183,000	188,488
4.15%	03/01/47	79,000	79,558
4.80%	04/01/44	80,000	87,294
Glencore Finance Canada Ltd.
5.55%	10/25/42	63,000	67,095	(b)
Glencore Funding LLC
4.00%	03/27/27	320,000	314,880	(b)
Great Plains Energy Inc.
2.50%	03/09/20	193,000	194,787
3.15%	04/01/22	116,000	117,213
3.90%	04/01/27	117,000	118,373
4.85%	04/01/47	24,000	24,730
Grupo Televisa SAB
5.00%	05/13/45	209,000	201,314
Halliburton Co.
3.80%	11/15/25	160,000	163,987
5.00%	11/15/45	106,000	112,935
Hess Corp.
4.30%	04/01/27	103,000	100,619
5.60%	02/15/41	85,000	83,656
5.80%	04/01/47	62,000	62,593
Hewlett Packard Enterprise Co.
6.35%	10/15/45	62,000	65,604
Honeywell International Inc.
1.40%	10/30/19	125,000	124,158
HSBC Holdings PLC
4.25%	03/14/24	248,000	256,579	(l)
HSBC Holdings PLC 1.06% + 3 month USD LIBOR
3.26%	03/13/23	400,000	407,535	(h,l)
HSBC Holdings PLC 3.75% + USD 5 year Mid-Market Swap Rate
6.00%	12/31/99	220,000	227,480	(h)

HSBC USA Inc.
2.35%	03/05/20	384,000	386,227
Hyundai Capital America
2.13%	10/02/17	207,000	207,148	(b)
3.10%	04/05/22	88,000	88,223	(b)
Illinois Tool Works Inc.
3.50%	03/01/24	169,000	177,074
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	232,000	237,621
Ingles Markets Inc.
5.75%	06/15/23	198,000	194,782
Intel Corp.
2.60%	05/19/26	147,000	142,208
2.88%	05/11/24	320,000	321,129
International Business Machines Corp.
3.30%	01/27/27	103,000	104,590
3.63%	02/12/24	185,000	193,078
International Flavors & Fragrances Inc.
4.38%	06/01/47	49,000	49,960
International Paper Co.
4.40%	08/15/47	137,000	138,092
Interstate Power & Light Co.
3.40%	08/15/25	100,000	101,093
j2 Cloud Services LLC/j2 Global Co-Obligor Inc.
6.00%	07/15/25	21,000	21,630	(b)
JB Poindexter & Company Inc.
9.00%	04/01/22	120,000	125,850	(b)
JBS USA LUX S.A./JBS USA Finance Inc.
5.75%	06/15/25	124,000	116,560	(b)
Jefferies Group LLC
5.13%	01/20/23	121,000	131,748
6.50%	01/20/43	132,000	149,347
Johnson & Johnson
3.63%	03/03/37	147,000	153,904
Johnson Controls International PLC
4.50%	02/15/47	64,000	68,125
JPMorgan Chase & Co.
2.55%	10/29/20	146,000	147,213	(l)
3.30%	04/01/26	196,000	194,648	(l)
3.63%	12/01/27	113,000	111,856	(l)
JPMorgan Chase & Co. 1.16% + 3 month USD LIBOR
3.22%	03/01/25	157,000	157,034	(h)
JPMorgan Chase & Co. 1.34% + 3 month USD LIBOR
3.78%	02/01/28	133,000	136,022	(h,l)
JPMorgan Chase & Co. 1.38% + 3 month USD LIBOR
3.54%	05/01/28	173,000	173,954	(h)
JPMorgan Chase & Co. 3.33% + 3 month USD LIBOR
6.10%	10/29/49	389,000	422,065	(h,l)
KB Home
7.00%	12/15/21	239,000	267,680
Kinder Morgan Energy Partners LP
3.50%	09/01/23	116,000	116,944
6.38%	03/01/41	83,000	93,696

Kinder Morgan Inc.
3.05%	12/01/19	78,000	79,359
5.05%	02/15/46	83,000	83,459
5.55%	06/01/45	106,000	112,474
Kraft Heinz Foods Co.
3.00%	06/01/26	34,000	32,530
4.38%	06/01/46	98,000	95,509
L Brands Inc.
5.63%	02/15/22	4,000	4,280
Lee Enterprises Inc.
9.50%	03/15/22	353,000	363,590	(b)
Lennar Corp.
4.50%	11/15/19	118,000	122,425
4.75%	05/30/25	176,000	183,920
Levi Strauss & Co.
5.00%	05/01/25	262,000	273,790
Lincoln National Corp.
3.63%	12/12/26	192,000	192,821
Lloyds Banking Group PLC
3.75%	01/11/27	450,000	452,796
Lockheed Martin Corp.
3.55%	01/15/26	89,000	92,231
3.80%	03/01/45	73,000	71,967
4.70%	05/15/46	80,000	90,021
Lowe’s Companies Inc.
3.70%	04/15/46	100,000	96,535
LYB International Finance BV
4.88%	03/15/44	63,000	66,802
LYB International Finance II BV
3.50%	03/02/27	246,000	242,518
Macy’s Retail Holdings Inc.
4.30%	02/15/43	52,000	40,346
Marathon Oil Corp.
3.85%	06/01/25	105,000	102,501
5.90%	03/15/18	105,000	107,690
6.00%	10/01/17	411,000	414,904
Marathon Petroleum Corp.
3.63%	09/15/24	146,000	147,536
Marsh & McLennan Companies Inc.
3.50%	03/10/25	171,000	175,522
Masco Corp.
4.38%	04/01/26	43,000	45,868
McDonald’s Corp.
3.70%	01/30/26	115,000	119,108
4.88%	12/09/45	81,000	90,431
Medtronic Inc.
3.50%	03/15/25	28,000	29,137
4.63%	03/15/45	109,000	122,849
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	137,000	139,405
Merck & Company Inc.
2.75%	02/10/25	187,000	186,243
MetLife Inc.
4.72%	12/15/44	106,000	118,315

MGM Resorts International
5.25%	03/31/20	267,000	282,686	(l)
6.63%	12/15/21	438,000	491,655	(l)
Microsoft Corp.
1.55%	08/08/21	190,000	185,883	(l)
2.40%	08/08/26	48,000	46,199	(l)
3.45%	08/08/36	125,000	125,229	(l)
3.70%	08/08/46	75,000	74,331	(l)
4.00%	02/12/55	162,000	164,327	(l)
4.10%	02/06/37	104,000	112,153	(l)
4.25%	02/06/47	191,000	207,100	(l)
Mizuho Bank Ltd.
2.45%	04/16/19	523,000	525,812	(b)
Mizuho Financial Group Inc.
2.63%	04/12/21	231,000	230,977	(b)
Molson Coors Brewing Co.
2.10%	07/15/21	275,000	270,401
3.00%	07/15/26	97,000	93,309
4.20%	07/15/46	87,000	85,382
Monsanto Co.
4.70%	07/15/64	40,000	40,354
Morgan Stanley
2.45%	02/01/19	182,000	183,221	(l)
2.63%	11/17/21	198,000	197,688	(l)
2.65%	01/27/20	73,000	73,765	(l)
3.70%	10/23/24	72,000	73,897	(l)
3.95%	04/23/27	246,000	247,573	(l)
4.10%	05/22/23	182,000	189,976	(l)
Morgan Stanley 1.40% + 3 month USD LIBOR
2.55%	10/24/23	378,000	384,564	(h,l)
MPLX LP
4.13%	03/01/27	94,000	94,330
5.20%	03/01/47	62,000	63,586
National Retail Properties Inc.
4.00%	11/15/25	172,000	175,902
NCL Corporation Ltd.
4.63%	11/15/20	220,000	225,845	(b)
Newell Brands Inc.
3.85%	04/01/23	197,000	206,812
4.20%	04/01/26	131,000	139,107
5.50%	04/01/46	83,000	100,072
Newmont Mining Corp.
4.88%	03/15/42	136,000	143,886
Nexen Energy ULC
6.40%	05/15/37	87,000	110,831
NextEra Energy Capital Holdings Inc.
3.55%	05/01/27	193,000	195,974
Noble Energy Inc.
3.90%	11/15/24	196,000	201,420
Northern States Power Co.
2.20%	08/15/20	427,000	428,058
Northern Trust Corp. 1.13% + 3 month USD LIBOR
3.38%	05/08/32	157,000	156,950	(h)

Northrop Grumman Corp.
3.85%	04/15/45	42,000	41,713
Novartis Capital Corp.
4.00%	11/20/45	24,000	25,174
NRG Energy Inc.
6.25%	07/15/22	227,000	232,959
Nucor Corp.
4.13%	09/15/22	84,000	89,853
Occidental Petroleum Corp.
4.10%	02/15/47	62,000	61,838
Omnicom Group Inc.
3.63%	05/01/22	156,000	162,808
Oracle Corp.
1.90%	09/15/21	125,000	123,888
2.40%	09/15/23	143,000	141,124
4.00%	07/15/46	125,000	126,426
4.13%	05/15/45	71,000	73,101
Owens-Brockway Glass Container Inc.
6.38%	08/15/25	300,000	336,750	(b)
Pacific Gas & Electric Co.
3.40%	08/15/24	640,000	660,075
PacifiCorp
6.25%	10/15/37	258,000	342,932
Parker-Hannifin Corp.
3.25%	03/01/27	203,000	205,098	(b)
PepsiCo Inc.
3.45%	10/06/46	77,000	72,460
Perrigo Finance Unlimited Co.
3.90%	12/15/24	250,000	253,867
Petroleos Mexicanos
4.50%	01/23/26	453,000	440,330	(l)
5.38%	03/13/22	250,000	263,187	(b,l)
5.63%	01/23/46	94,000	83,331	(l)
6.50%	03/13/27	250,000	268,562	(b)
6.75%	09/21/47	200,000	201,976
PetSmart Inc.
5.88%	06/01/25	260,000	250,575	(b)
Pfizer Inc.
3.00%	12/15/26	171,000	171,496
4.13%	12/15/46	104,000	110,473
4.40%	05/15/44	52,000	57,179
Philip Morris International Inc.
4.13%	03/04/43	153,000	154,547
Plains All American Pipeline LP/PAA Finance Corp.
4.70%	06/15/44	84,000	76,668
Potash Corporation of Saskatchewan Inc.
4.00%	12/15/26	209,000	215,524
PPL Capital Funding Inc.
3.10%	05/15/26	168,000	164,436
Precision Castparts Corp.
4.38%	06/15/45	106,000	114,947
Prologis LP
3.75%	11/01/25	172,000	179,079

Prudential Financial Inc. 3.03% + 3 month USD LIBOR
5.38%	05/15/45	178,000	192,685	(h)
PulteGroup Inc.
5.50%	03/01/26	340,000	362,100
QUALCOMM Inc.
2.10%	05/20/20	161,000	161,730
2.90%	05/20/24	161,000	160,629
3.25%	05/20/27	56,000	56,134
4.30%	05/20/47	39,000	39,814
4.80%	05/20/45	52,000	57,151
Realty Income Corp.
3.00%	01/15/27	277,000	262,376
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	145,000	150,435
RenaissanceRe Finance Inc.
3.45%	07/01/27	112,000	110,146
Reynolds American Inc.
4.45%	06/12/25	57,000	61,191
5.85%	08/15/45	53,000	64,983
Rio Tinto Finance USA PLC
4.13%	08/21/42	96,000	99,199
Rockwell Collins Inc.
2.80%	03/15/22	143,000	144,305	(l)
3.20%	03/15/24	110,000	111,474	(l)
3.50%	03/15/27	110,000	111,556	(l)
4.35%	04/15/47	79,000	82,757	(l)
Rogers Communications Inc.
5.00%	03/15/44	71,000	81,192	(l)
Royal Bank of Scotland Group PLC 1.48% + 3 month USD LIBOR
3.50%	05/15/23	200,000	201,185	(h)
RPM International Inc.
3.75%	03/15/27	215,000	218,505	(l)
Ryder System Inc.
2.45%	09/03/19	270,000	272,468	(l)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	482,000	487,024	(b,l)
5.00%	03/15/27	80,000	85,166
Santander Holdings USA Inc.
2.65%	04/17/20	287,000	286,246
3.70%	03/28/22	312,000	315,998	(b,l)
Santander UK Group Holdings PLC
4.75%	09/15/25	200,000	207,171	(b,l)
Schlumberger Holdings Corp.
3.00%	12/21/20	79,000	80,431	(b,l)
Select Income REIT
4.25%	05/15/24	161,000	159,520	(l)
Sempra Energy
3.25%	06/15/27	194,000	191,196
Shell International Finance BV
2.88%	05/10/26	192,000	189,478	(l)
3.75%	09/12/46	64,000	60,656	(l)
4.13%	05/11/35	96,000	100,064	(l)
Shire Acquisitions Investments Ireland DAC
2.88%	09/23/23	30,000	29,731	(l)
3.20%	09/23/26	97,000	94,862	(l)

Simon Property Group LP
3.38%	06/15/27	159,000	158,253
Sinclair Television Group Inc.
5.38%	04/01/21	459,000	471,163	(l)
Smithfield Foods Inc.
2.70%	01/31/20	83,000	83,432	(b,l)
4.25%	02/01/27	210,000	215,367	(b,l)
Southern California Edison Co.
2.40%	02/01/22	170,000	170,534	(l)
Southern Copper Corp.
5.88%	04/23/45	100,000	107,171	(l)
Spectra Energy Partners LP
3.38%	10/15/26	103,000	100,690	(l)
4.50%	03/15/45	42,000	41,451	(l)
Standard Industries Inc.
5.38%	11/15/24	325,000	342,469	(b)
Statoil ASA
3.95%	05/15/43	107,000	104,865
Sunoco LP/Sunoco Finance Corp.
5.50%	08/01/20	175,000	179,375	(l)
6.25%	04/15/21	125,000	130,625	(l)
SunTrust Banks Inc. 3.10% + 3 month USD LIBOR
5.05%	12/31/99	402,000	408,030	(h,l)
SUPERVALU Inc.
6.75%	06/01/21	241,000	236,180	(l)
Sysco Corp.
3.25%	07/15/27	161,000	158,395
T-Mobile USA Inc.
6.63%	04/01/23	272,000	287,830	(l)
Tampa Electric Co.
4.35%	05/15/44	209,000	214,303	(l)
Target Corp.
2.50%	04/15/26	195,000	184,886	(l)
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	108,000	121,050	(b,l)
TEGNA Inc.
5.50%	09/15/24	113,000	116,390	(b,l)
Telefonica Emisiones SAU
4.10%	03/08/27	339,000	350,273	(l)
Tenet Healthcare Corp.
6.00%	10/01/20	424,000	454,210	(l)
Tesoro Corp.
4.75%	12/15/23	314,000	338,147	(b,l)
5.13%	12/15/26	188,000	204,469	(b,l)
Teva Pharmaceutical Finance Netherlands III BV
3.15%	10/01/26	150,000	142,467	(l)
4.10%	10/01/46	63,000	58,112	(l)
The Allstate Corp.
4.20%	12/15/46	89,000	93,020	(l)
The Allstate Corp. 2.94% + 3 month USD LIBOR
5.75%	08/15/53	201,000	220,095	(h,l)
The Bank of New York Mellon Corp. 0.63% + 3 month USD LIBOR
2.66%	05/16/23	312,000	312,701	(h,l)
The Bank of New York Mellon Corp. 1.07% + 3 month USD LIBOR
3.44%	02/07/28	191,000	193,844	(h,l)

The Bank of New York Mellon Corp. 3.13% + 3 month USD LIBOR
4.63%	12/29/49	405,000	408,483	(h,l)
The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	400,000	401,131	(b,l)
The Dow Chemical Co.
4.25%	10/01/34	181,000	186,859	(l)
The Estee Lauder Companies Inc.
3.15%	03/15/27	274,000	276,194	(l)
The Goldman Sachs Group Inc.
2.30%	12/13/19	157,000	157,409
2.35%	11/15/21	194,000	191,642	(l)
2.63%	04/25/21	222,000	222,421
2.90%	07/19/18	231,000	233,626	(l)
3.85%	01/26/27	269,000	273,682	(l)
4.25%	10/21/25	59,000	60,992
4.80%	07/08/44	128,000	142,135
5.15%	05/22/45	165,000	183,573
The Goldman Sachs Group Inc. 1.05% + 3 month USD LIBOR
2.91%	06/05/23	316,000	314,747	(h)
The Goldman Sachs Group Inc. 1.51% + 3 month USD LIBOR
3.69%	06/05/28	157,000	157,641	(h)
The Home Depot Inc.
3.35%	09/15/25	182,000	189,006
3.50%	09/15/56	148,000	134,336
3.90%	06/15/47	225,000	228,441
The Korea Development Bank
3.38%	09/16/25	211,000	215,324
The Kroger Co.
2.95%	11/01/21	232,000	233,903
The Mosaic Co.
5.63%	11/15/43	42,000	42,932
The Nielsen Company Luxembourg Sarl
5.00%	02/01/25	250,000	256,250	(b)
The Sherwin-Williams Co.
2.25%	05/15/20	159,000	159,344	(l)
2.75%	06/01/22	128,000	127,909	(l)
3.13%	06/01/24	160,000	160,769	(l)
3.45%	06/01/27	108,000	108,769	(l)
4.50%	06/01/47	100,000	104,936	(l)
The Southern Co.
3.25%	07/01/26	28,000	27,394	(l)
4.40%	07/01/46	92,000	93,806	(l)
The Southern Co. 3.63% + 3 month USD LIBOR
5.50%	03/15/57	252,000	265,765	(h,l)
The Toronto-Dominion Bank 2.21% + USD 5 year Swap Rate
3.63%	09/15/31	207,000	205,381	(h,l)
The Walt Disney Co.
4.13%	06/01/44	44,000	46,252
Time Inc.
5.75%	04/15/22	358,000	370,082	(b,l)
Time Warner Cable LLC
4.50%	09/15/42	36,000	34,298	(l)
6.55%	05/01/37	106,000	126,708	(l)

Time Warner Inc.
3.80%	02/15/27	184,000	185,263	(l)
5.35%	12/15/43	160,000	176,447	(l)
TransCanada PipeLines Ltd.
4.88%	01/15/26	47,000	52,576	(l)
Tyco Electronics Group S.A.
2.35%	08/01/19	334,000	335,873	(l)
Tyson Foods Inc.
2.65%	08/15/19	59,000	59,746	(l)
4.55%	06/02/47	113,000	119,134
U.S. Bancorp 3.49% + 3 month USD LIBOR
5.13%	12/29/49	345,000	367,097	(h,l)
UBS Group Funding Switzerland AG
2.95%	09/24/20	200,000	204,296	(b,l)
United Technologies Corp.
2.65%	11/01/26	166,000	161,421	(l)
3.75%	11/01/46	73,000	71,591	(l)
UnitedHealth Group Inc.
4.75%	07/15/45	91,000	104,679	(l)
Vale Overseas Ltd.
4.38%	01/11/22	127,000	129,261	(l)
5.88%	06/10/21	255,000	273,742	(l)
6.25%	08/10/26	235,000	253,506
6.88%	11/10/39	75,000	80,438	(l)
Ventas Realty LP
3.25%	10/15/26	201,000	193,196
Verizon Communications Inc.
4.40%	11/01/34	94,000	93,173	(l)
4.67%	03/15/55	125,000	117,024	(l)
4.86%	08/21/46	178,000	177,956	(l)
5.05%	03/15/34	253,000	268,109	(l)
5.15%	09/15/23	196,000	217,685	(l)
5.25%	03/16/37	114,000	122,684
Viacom Inc.
3.45%	10/04/26	190,000	183,463
Videotron Ltd./Videotron Ltee
5.13%	04/15/27	18,000	18,495	(b)
Virgin Media Finance PLC
5.75%	01/15/25	439,000	455,462	(b)
Virginia Electric & Power Co.
4.00%	11/15/46	100,000	103,265
Visa Inc.
3.15%	12/14/25	115,000	116,767
4.30%	12/14/45	92,000	101,052
Volkswagen Group of America Finance LLC 0.44% + 3 month USD LIBOR
1.61%	11/20/17	211,000	211,144	(b,h)
W.R. Grace & Co.
5.63%	10/01/24	438,000	468,112	(b)
Wabtec Corp.
3.45%	11/15/26	117,000	115,372	(b)
Walgreens Boots Alliance Inc.
4.65%	06/01/46	63,000	66,034
WEC Energy Group Inc.
3.55%	06/15/25	202,000	208,318

WellCare Health Plans Inc.
5.25%	04/01/25	202,000	211,595
Wells Fargo & Co.
3.07%	01/24/23	85,000	86,130	(l)
3.90%	05/01/45	78,000	78,146	(l)
4.75%	12/07/46	171,000	182,834	(l)
Wells Fargo & Co. 1.31% + 3 month USD LIBOR
3.58%	05/22/28	157,000	158,641	(h)
Wells Fargo & Co. 3.11% + 3 month USD LIBOR
5.90%	12/29/49	227,000	243,117	(h)
Wells Fargo & Co. 3.99% + 3 month USD LIBOR
5.88%	12/29/49	240,000	264,473	(h,l)
Western Digital Corp.
7.38%	04/01/23	65,000	71,419	(b)
Westlake Chemical Corp.
3.60%	08/15/26	100,000	99,260
5.00%	08/15/46	42,000	44,425
Williams Partners LP
3.75%	06/15/27	66,000	65,336
3.90%	01/15/25	158,000	159,749
4.90%	01/15/45	64,000	64,168
5.40%	03/04/44	36,000	38,071
Williams Partners LP/ACMP Finance Corp.
4.88%	05/15/23	105,000	108,950	(l)
Willis North America Inc.
3.60%	05/15/24	169,000	170,659
Windstream Services LLC
6.38%	08/01/23	409,000	337,681
WPP Finance 2010
3.75%	09/19/24	337,000	345,265
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.25%	05/15/27	202,000	206,924	(b)
Xilinx Inc.
2.95%	06/01/24	225,000	225,548
XLIT Ltd.
5.25%	12/15/43	152,000	172,515
XPO Logistics Inc.
6.50%	06/15/22	386,000	405,782	(b)
			92,745,208

Non-Agency Collateralized Mortgage Obligations—6.6%
American Tower Trust I (REIT)
1.55%	03/15/43	644,000	642,700	(b)
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	204,062	203,826	(h,l)
Banc of America Commercial Mortgage Trust 2008-1
6.47%	02/10/51	98,983	99,804	(h,l)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.56%	11/10/42	6,491	6,484	(h)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	190,000	192,306	(h,l)
BXP Trust 2017-GM
3.38%	06/13/39	711,000	732,275	(b,k)
CFCRE Commercial Mortgage Trust 2016-C7
3.84%	12/10/54	397,796	415,861	(l)

Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	408,463	402,278	(l)
Citigroup Commercial Mortgage Trust 2016-P6
3.72%	12/10/49	1,764,803	1,845,407	(h)
4.03%	12/10/49	345,016	362,097	(h)
COMM 2013-CR12 Mortgage Trust
5.25%	10/10/46	100,000	85,950	(b,h,l)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	175,000	189,831	(b,h,l)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	245,000	265,102	(h)
COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	413,823	345,433	(b,h,l)
GS Mortgage Securities Trust 2015-GC28
1.29%	02/10/48	2,811,951	160,910	(g,h,l)
GS Mortgage Securities Trust 2015-GC34
2.98%	10/10/48	71,148	52,481
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	759,000	741,886
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	830,046	866,237	(l)
GS Mortgage Securities Trust II 2012-GCJ9
2.41%	11/10/45	844,652	66,347	(g,h)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
1.86%	12/15/47	1,076,114	68,297	(g,h,l)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	125,000	132,420	(h,l)
JPMBB Commercial Mortgage Securities Trust 2013-C17
5.05%	01/15/47	180,876	169,795	(b,h,l)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	197,705	173,865	(b,h)
JPMDB Commercial Mortgage Securities Trust 2017-C5
3.69%	03/15/50	768,541	802,907	(l)
LB-UBS Commercial Mortgage Trust 2004-C8
0.46%	12/15/39	68,563	149	(b,g,h,l)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	421,885	422,365	(b,l)
6.11%	07/15/40	214,766	215,043	(h,l)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	5,187	39	(g)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	835,411	600,339	(b,l)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.54%	02/15/48	3,183,690	235,492	(g,h,l)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.11%	03/15/48	3,844,813	209,087	(g,h)
Morgan Stanley Capital I Trust 2006-IQ11
6.38%	10/15/42	270,000	266,604	(h)
Morgan Stanley Capital I Trust 2006-T21
5.27%	10/12/52	44,436	44,406	(h)
Morgan Stanley Capital I Trust 2007-IQ16
6.33%	12/12/49	190,000	192,332	(h)
Morgan Stanley Capital I Trust 2008-T29
6.50%	01/11/43	250,000	255,589	(h)

Morgan Stanley Capital I Trust 2016-UBS9
1.40%	03/15/49	4,716,882	353,394	(g,h)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.44%	02/15/48	3,156,517	229,082	(g,h)
Wells Fargo Commercial Mortgage Trust 2017-RB1
3.64%	03/15/50	483,093	501,537
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	17,290	—	(**)
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	240,000	256,091
WFRBS Commercial Mortgage Trust 2014-C22
4.06%	09/15/57	532,045	423,988	(b,h)
WFRBS Commercial Mortgage Trust 2014-C24
3.69%	11/15/47	784,992	512,620	(b)
WFRBS Commercial Mortgage Trust 2014-C25
3.80%	11/15/47	95,000	70,524	(b,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	544,000	580,069	(h)
4.59%	03/15/47	582,134	486,183	(b,h)
WFRBS Commercial Mortgage Trust 2015-C31
3.85%	11/15/48	102,974	78,315
			14,957,747

Sovereign Bonds—1.1%
Government of Chile
3.86%	06/21/47	200,000	200,500
Government of Colombia
2.63%	03/15/23	327,000	318,825
5.00%	06/15/45	200,000	201,200
Government of Mexico
3.60%	01/30/25	336,000	340,032
4.00%	10/02/23	130,000	135,922
4.75%	03/08/44	304,000	304,304
Government of Oman
3.88%	03/08/22	200,000	199,500	(b)
Government of Panama
4.50%	05/15/47	220,000	222,750
Government of Peru
5.63%	11/18/50	144,000	174,456
Government of Philippines
3.95%	01/20/40	200,000	208,698
Government of Uruguay
5.10%	06/18/50	150,818	153,646
			2,459,833

Municipal Bonds and Notes—0.7%
American Municipal Power Inc.
6.27%	02/15/50	105,000	130,424
Municipal Electric Authority of Georgia
6.64%	04/01/57	286,000	350,659
Port Authority of New York & New Jersey
4.46%	10/01/62	475,000	519,811
South Carolina State Public Service Authority
6.45%	01/01/50	185,000	212,014
State of California
5.70%	11/01/21	290,000	330,588

State of Illinois
5.10%	06/01/33	100,000	93,612
			1,637,108

FNMA (TBA)—0.0% *
Lehman
5.50%	TBA	203,294	4,391	(j,k)

Total Bonds and Notes
(Cost $220,871,142)			223,442,749

		Number of Shares	Fair Value
Domestic Equity—0.1%

Preferred Stock—0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR
(Cost $326,100)		13,044	360,797	(h)

Total Investments in Securities
(Cost $221,197,242)			223,803,546

Short-Term Investments—7.1%
State Street Institutional U.S. Government Money Market Fund—Class G Shares
0.92%
(Cost $16,028,858)		16,028,858	16,028,858	(d,m)

Total Investments
(Cost $237,226,100)			239,832,404

Liabilities in Excess of Other Assets, net—(5.6)%			(12,781,180)

NET ASSETS—100.0%			$227,051,224

Other Information:

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation
Markit CDX North America High Yield Index	CME Group Inc.	$4,903	5.00%	12/20/21	$(374,725)	$(188,612)	$(186,113)
Markit CDX North America Investment Grade Index	CME Group Inc.	$11,083	1.00%	06/20/22	$(208,027)	$(176,618)	$(31,409)

							$(217,522)

The Fund had the following long futures contracts open at June 30, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
5 Yr. U.S. Treasury Notes Futures	September 2017	103	$12,137,102	$(39,167)
10 Yr. U.S. Treasury Notes Futures	September 2017	208	26,110,500	(185,466)

				$(224,633)

The Fund had the following short futures contracts open at June 30, 2017:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	September 2017	27	$(4,149,563)	$(19,238)
Ultra Long-Term U.S. Treasury Bond Futures	September 2017	40	(6,635,000)	(75,519)
2 Yr. U.S. Treasury Notes Futures	September 2017	9	(1,944,984)	2,936
10 Yr. U.S. Treasury Ultra Futures	September 2017	106	(14,290,125)	46,684

				$(45,137)

				$(269,770)

Affiliate Table

	Number of Shares Held at 9/30/16	Value At 9/30/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend Income	Realized Gain (Loss)
State Street Institutional U.S. Government Money Market Fund—Class G Shares	29,678,865	$29,678,865	114,359,108	128,009,115	16,028,858	$16,028,858	$120,574	$—

		$29,678,865				$16,028,858	$120,574	$—

Notes to Schedules of Investments June 30, 2017 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Funds’ future investments and should not be construed as a recommendation to purchase or sell a particular security. See each Fund’s summary prospectus and the Funds’ statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to $19,223,121 or 2.90% and $21,745,681 or 9.58% of the net assets of the State Street Institutional Strategic Investment Fund and State Street Institutional Income Fund, respectively. These securities have been determined to be liquid using procedures established by the State Street Institutional Funds’ Board of Trustees (the “Board”).

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	Variable or floating rate security. The stated rate represents the rate at June 30, 2017.

(i)	Step coupon bond.

(j)	Security is in default.

(k)	Security is fair valued by the Oversight Committee, in accordance with the procedures approved by the Board.

(l)	At June 30, 2017, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(m)	Sponsored by SSGA Funds Management, Inc., the Funds’ investment adviser and administrator, effective July 1, 2016, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2017
*	Less than 0.05%.
**	Less than $0.50
***	Less than 0.005%.

Abbreviations:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

LIBOR	London Interbank Offerred Rate

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Security Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. SSGA Funds Management, Inc. performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the period ended June 30 ,2017, the State Street Institutional U.S. Equity Fund, State Street Institutional S&P 500 Index Fund, State Street Institutional Premier Growth Equity Fund, State Street Institutional Small-Cap Equity Fund and State Street Institutional International Equity Fund invested in stock index future contracts to gain equity exposure for accumulating and residual cash positions. The State Street Institutional Strategic Investment Fund invested in futures contracts on various stock indices, bonds and notes to gain equity exposure and to manage duration of fixed income securities. The State Street Institutional Income Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to a Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/ or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by a Fund each day, depending on the daily fluctuation in the fair value of the underlying security. A Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. A Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the period ended June 30, 2017, the State Street Institutional Strategic Investment Fund and State Street Institutional Income Fund engaged in credit default swaps to manage credit risk. When a Fund is the buyer in a credit default swap contract, a Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, a Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, a Fund loses its investment and recovers nothing. However, if a credit event occurs, a Fund receives full notional value for a referenced debt obligation that may have little or no value. When a Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, a Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that a Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by a Fund for the same referenced obligation. As the seller, a Fund may create economic leverage to its portfolio because, in addition to its total net assets, a Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. A Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

When-Issued Securities and Forward Commitments

The State Street Institutional Strategic Investment Fund and State Street Institutional Income Fund may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which a Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, a Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments a Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Funds will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing. Thus, certain securities may not be priced using quoted prices, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the State Street Institutional Funds’ Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by the Oversight Committee (the “Committee”). The Committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the New York Stock Exchange. In these circumstances the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the prevailing rates of exchange at period end.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund could incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Funds’ investments measured at fair value on a recurring basis at June 30, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total
State Street Institutional U.S. Equity Fund	Investments in Securities†
	Common Stock	$434,456,711	$—	$—	$434,456,711
	Short-Term Investments	17,127,029	—	—	17,127,029

	Total Investments in Securities	$451,583,740	$—	$—	$451,583,740

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Depreciation	$(53,739)	$—	$—	$(53,739)

State Street Institutional S&P 500 Index Fund	Investments in Securities†
	Common Stock	$17,496,271	$—	$—	$17,496,271
	Short-Term Investments	824,389	—	—	824,389

	Total Investments in Securities	$18,320,660	$—	$—	$18,320,660

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Depreciation	$(6,153)	$—	$—	$(6,153)

State Street Institutional Premier Growth Equity Fund	Investments in Securities†
	Common Stock	$350,851,103	$—	$—	$350,851,103
	Short-Term Investments	13,639,242	—	—	13,639,242

	Total Investments in Securities	$364,490,345	$—	$—	$364,490,345

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Depreciation	$(14,181)	$—	$—	$(14,181)

State Street Small-Cap Equity Fund	Investments in Securities†
	Common Stock	$1,366,731,545	$—	$—	$1,366,731,545
	Short-Term Investments	79,154,478	—	—	79,154,478

	Total Investments in Securities	$1,445,886,023	$—	$—	$1,445,886,023

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Depreciation	$(70,605)	$—	$—	$(70,605)

State Street Institutional International Equity Fund	Investments in Securities†
	Common Stock	$1,164,319,876	$—	$—	$1,164,319,876
	Short-Term Investments	58,508,570	—	—	58,508,570

	Total Investments in Securities	$1,222,828,446	$—	$—	$1,222,828,446

	Other Financial Instruments*
	Long Futures Contracts — Unrealized Depreciation	$(239,453)	$—	$—	$(239,453)

State Street Institutional Strategic Investment Fund	Investments in Securities†
	Domestic Equity	$271,123	$—	$—	$271,123
	Foreign Equity	130,047,764	—	—	130,047,764
	U.S. Treasuries	—	46,166,402	—	46,166,402
	Agency Mortgage Backed	—	52,433,314	—	52,433,314
	Agency Collateralized Mortgage Obligations	—	2,430,654	—	2,430,654
	Asset Backed	—	1,353,916	—	1,353,916
	Corporate Notes	—	83,234,509	—	83,234,509
	Non-Agency Collateralized Mortgage Obligations	—	12,257,871	654,001	12,911,872
	Sovereign Bonds	—	2,360,006	—	2,360,006
	Municipal Bonds and Notes	—	1,065,762	—	1,065,762
	FNMA (TBA)	—	—	1,300	1,300
	Exchange Traded & Mutual Funds	269,804,136	—	—	269,804,136
	Short-Term Investments	78,336,037	—	—	78,336,037

	Total Investments in Securities	$478,459,060	$201,302,434	$655,301	$680,416,795

	Other Financial Instruments*
	Credit Default Swap Contracts — Unrealized Depreciation	$—	$(172,963)	$—	$(172,963)
	Long Futures Contracts — Unrealized Appreciation	85,017	—	—	85,017
	Long Futures Contracts — Unrealized Depreciation	(223,452)	—	—	(223,452)
	Short Futures Contracts — Unrealized Appreciation	43,401	—	—	43,401
	Short Futures Contracts — Unrealized Depreciation	(97,093)	—	—	(97,093)

	Total Other Financial Instruments	$(192,127)	$(172,963)	$—	$(365,090)

State Street Institutional Income Fund	Investments in Securities†
	U.S. Treasuries	$—	$49,251,715	$—	$49,251,715
	Agency Mortgage Backed	—	57,688,512	—	57,688,512
	Agency Collateralized Mortgage Obligations	—	2,937,399	—	2,937,399
	Asset Backed	—	1,760,836	—	1,760,836
	Corporate Notes	—	92,745,208	—	92,745,208
	Non-Agency Collateralized Mortgage Obligations	—	14,225,472	732,275	14,957,747
	Sovereign Bonds	—	2,459,833	—	2,459,833
	Municipal Bonds and Notes	—	1,637,108	—	1,637,108
	FNMA (TBA)	—	—	4,391	4,391
	Preferred Stock	360,797	—	—	360,797
	Short-Term Investments	16,028,858	—	—	16,028,858

	Total Investments in Securities	$16,389,655	$222,706,083	$736,666	$239,832,404

Other Financial Instruments*
Credit Default Swap Contracts — Unrealized Depreciation	$—	$(217,522)	$—	$(217,522)
Long Futures Contracts — Unrealized Depreciation	(224,633)	—	—	(224,633)
Short Futures Contracts — Unrealized Appreciation	49,620	—	—	49,620
Short Futures Contracts — Unrealized Depreciation	(94,757)	—	—	(94,757)

Total Other Financial Instruments	$(269,770)	$(217,522)	$—	$(487,292)

†	See Schedule of Investments for Industry Classification.
*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are recognized at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2017 is not presented.

INCOME TAXES

At June 30, 2017, information on the tax cost of investments was as follows:

Fund	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
State Street Institutional U.S. Equity Fund	$393,609,949	$64,122,043	$(6,148,252)	$57,973,791
State Street Institutional S&P 500 Index Fund	14,119,575	4,694,529	(493,444)	4,201,085
State Street Institutional Premier Growth Equity Fund	263,069,478	104,437,943	(3,017,076)	101,420,867
State Street Small-Cap Equity Fund	1,115,980,178	374,150,694	(44,244,849)	329,905,845
State Street Institutional International Equity Fund	1,081,688,320	48,791,882	(234,940,136)	(186,148,254)
State Street Institutional Strategic Investment Fund	643,553,376	42,902,539	(6,039,120)	36,863,419
State Street Institutional Income Fund	237,370,039	4,115,940	(1,653,575)	2,462,365

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Institutional Funds

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, State Street Institutional Funds

Date: August 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, State Street Institutional Funds

Date: August 21, 2017

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, State Street Institutional Funds

Date: August 21, 2017